UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Advisors LP d/b/a Wasatch Global Investors 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 320 S. Canal Street Chicago, IL 60606

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1.	Report to Shareholders.

(a)	Report to Shareholders is filed herewith.

Wasatch Core Growth Fund

Institutional Class  WIGRX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Core Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$50	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$4,292,491,683
# of Portfolio Holdings	53
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$24,247,038

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.2%
Casella Waste Systems, Inc., Class A	3.7%
Shift4 Payments, Inc., Class A	3.2%
Paylocity Holding Corp.	2.9%
Kadant, Inc.	2.8%
Morningstar, Inc.	2.7%
Valvoline, Inc.	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.7%
Trex Co., Inc.	2.6%
RBC Bearings, Inc.	2.6%

Top 10 Industries (%)

Industry	Value
Application Software	11.2%
Industrial Machinery & Supplies & Components	7.6%
Building Products	7.1%
Financial Exchanges & Data	4.8%
Regional Banks	4.4%
Managed Health Care	4.2%
Asset Management & Custody Banks	4.2%
Environmental & Facilities Services	3.7%
Transaction & Payment Processing Services	3.2%
Human Resource & Employment Services	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Core Growth Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Core Growth Fund

Investor Class  WGROX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Core Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$55	1.16%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$4,292,491,683
# of Portfolio Holdings	53
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$24,247,038

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.2%
Casella Waste Systems, Inc., Class A	3.7%
Shift4 Payments, Inc., Class A	3.2%
Paylocity Holding Corp.	2.9%
Kadant, Inc.	2.8%
Morningstar, Inc.	2.7%
Valvoline, Inc.	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.7%
Trex Co., Inc.	2.6%
RBC Bearings, Inc.	2.6%

Top 10 Industries (%)

Industry	Value
Application Software	11.2%
Industrial Machinery & Supplies & Components	7.6%
Building Products	7.1%
Financial Exchanges & Data	4.8%
Regional Banks	4.4%
Managed Health Care	4.2%
Asset Management & Custody Banks	4.2%
Environmental & Facilities Services	3.7%
Transaction & Payment Processing Services	3.2%
Human Resource & Employment Services	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Core Growth Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Emerging India Fund

Institutional Class  WIINX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Emerging India Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$66	1.39%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$569,913,655
# of Portfolio Holdings	26
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$3,869,235

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.4%
Cholamandalam Investment & Finance Co. Ltd.	9.1%
Max Healthcare Institute Ltd.	8.2%
Five-Star Business Finance Ltd.	7.9%
Divi's Laboratories Ltd.	7.8%
Kotak Mahindra Bank Ltd.	5.0%
HDFC Bank Ltd.	5.1%
AU Small Finance Bank Ltd.	4.9%
Vijaya Diagnostic Centre Ltd.	4.7%
Elgi Equipments Ltd.	4.3%

Top 10 Industries (%)

Industry	Value
Consumer Finance	27.2%
Health Care Facilities	10.1%
Diversified Banks	9.9%
Life Sciences Tools & Services	7.8%
Health Care Services	6.6%
Regional Banks	4.9%
Industrial Machinery & Supplies & Components	4.3%
IT Consulting & Other Services	4.2%
Diversified Support Services	4.0%
Apparel Retail	3.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging India Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Emerging India Fund

Investor Class  WAINX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Emerging India Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$72	1.52%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$569,913,655
# of Portfolio Holdings	26
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$3,869,235

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.4%
Cholamandalam Investment & Finance Co. Ltd.	9.1%
Max Healthcare Institute Ltd.	8.2%
Five-Star Business Finance Ltd.	7.9%
Divi's Laboratories Ltd.	7.8%
Kotak Mahindra Bank Ltd.	5.0%
HDFC Bank Ltd.	5.1%
AU Small Finance Bank Ltd.	4.9%
Vijaya Diagnostic Centre Ltd.	4.7%
Elgi Equipments Ltd.	4.3%

Top 10 Industries (%)

Industry	Value
Consumer Finance	27.2%
Health Care Facilities	10.1%
Diversified Banks	9.9%
Life Sciences Tools & Services	7.8%
Health Care Services	6.6%
Regional Banks	4.9%
Industrial Machinery & Supplies & Components	4.3%
IT Consulting & Other Services	4.2%
Diversified Support Services	4.0%
Apparel Retail	3.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging India Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Emerging Markets Select Fund

Institutional Class  WIESX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$53	1.13%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$377,414,128
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,050,678

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.2%
MercadoLibre, Inc.	7.8%
Sea Ltd.	5.9%
Divi's Laboratories Ltd.	5.3%
NU Holdings Ltd., Class A	4.9%
WEG SA	4.6%
Silergy Corp.	4.6%
Voltronic Power Technology Corp.	4.4%
Max Healthcare Institute Ltd.	4.3%
ASPEED Technology, Inc.	4.0%

Top 10 Industries (%)

Industry	Value
Consumer Finance	15.5%
Semiconductors	11.3%
Electrical Components & Equipment	9.0%
Broadline Retail	8.9%
Diversified Banks	8.2%
Interactive Home Entertainment	5.9%
IT Consulting & Other Services	5.4%
Life Sciences Tools & Services	5.3%
Hotels, Resorts & Cruise Lines	5.2%
Health Care Facilities	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.1%
Other Assets and Liabilities, Net	(1.1%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Emerging Markets Select Fund

Investor Class  WAESX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$64	1.37%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$377,414,128
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,050,678

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.2%
MercadoLibre, Inc.	7.8%
Sea Ltd.	5.9%
Divi's Laboratories Ltd.	5.3%
NU Holdings Ltd., Class A	4.9%
WEG SA	4.6%
Silergy Corp.	4.6%
Voltronic Power Technology Corp.	4.4%
Max Healthcare Institute Ltd.	4.3%
ASPEED Technology, Inc.	4.0%

Top 10 Industries (%)

Industry	Value
Consumer Finance	15.5%
Semiconductors	11.3%
Electrical Components & Equipment	9.0%
Broadline Retail	8.9%
Diversified Banks	8.2%
Interactive Home Entertainment	5.9%
IT Consulting & Other Services	5.4%
Life Sciences Tools & Services	5.3%
Hotels, Resorts & Cruise Lines	5.2%
Health Care Facilities	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.1%
Other Assets and Liabilities, Net	(1.1%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Emerging Markets Small Cap Fund

Institutional Class  WIEMX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$83	1.82%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$242,874,424
# of Portfolio Holdings	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,423,866

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Cholamandalam Financial Holdings Ltd.	6.5%
Baltic Classifieds Group PLC	5.6%
Silergy Corp.	5.1%
Voltronic Power Technology Corp.	4.4%
Qualitas Controladora SAB de CV	4.1%
Persistent Systems Ltd.	3.7%
ASPEED Technology, Inc.	3.7%
Globant SA	3.6%
Aavas Financiers Ltd.	3.4%
LEENO Industrial, Inc.	2.9%

Top 10 Industries (%)

Industry	Value
Semiconductors	11.7%
IT Consulting & Other Services	9.5%
Consumer Finance	8.8%
Interactive Media & Services	6.9%
Drug Retail	4.6%
Electrical Components & Equipment	4.4%
Diversified Support Services	4.3%
Property & Casualty Insurance	4.1%
Industrial Machinery & Supplies & Components	3.9%
Commercial & Residential Mortgage Finance	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Emerging Markets Small Cap Fund

Investor Class  WAEMX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$90	1.97%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$242,874,424
# of Portfolio Holdings	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,423,866

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Cholamandalam Financial Holdings Ltd.	6.5%
Baltic Classifieds Group PLC	5.6%
Silergy Corp.	5.1%
Voltronic Power Technology Corp.	4.4%
Qualitas Controladora SAB de CV	4.1%
Persistent Systems Ltd.	3.7%
ASPEED Technology, Inc.	3.7%
Globant SA	3.6%
Aavas Financiers Ltd.	3.4%
LEENO Industrial, Inc.	2.9%

Top 10 Industries (%)

Industry	Value
Semiconductors	11.7%
IT Consulting & Other Services	9.5%
Consumer Finance	8.8%
Interactive Media & Services	6.9%
Drug Retail	4.6%
Electrical Components & Equipment	4.4%
Diversified Support Services	4.3%
Property & Casualty Insurance	4.1%
Industrial Machinery & Supplies & Components	3.9%
Commercial & Residential Mortgage Finance	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Frontier Emerging Small Countries Fund

Institutional Class  WIFMX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$94	1.96%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$34,722,058
# of Portfolio Holdings	32
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$262,831

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.3%
FPT Corp.	8.1%
MercadoLibre, Inc.	7.8%
Sea Ltd., Class ADR	6.7%
Akdital Holding	6.1%
Baltic Classifieds Group PLC	5.8%
TBC Bank Group PLC	4.8%
Cholamandalam Investment & Finance Co. Ltd.	4.7%
NU Holdings Ltd., Class A	4.1%
Bank for Foreign Trade of Vietnam JSC	3.9%

Top 10 Industries (%)

Industry	Value
Diversified Banks	20.9%
Consumer Finance	17.3%
IT Consulting & Other Services	11.1%
Health Care Facilities	8.4%
Broadline Retail	7.8%
Interactive Home Entertainment	6.7%
Interactive Media & Services	5.8%
Life & Health Insurance	4.8%
Property & Casualty Insurance	3.7%
Distillers & Vintners	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.3%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Frontier Emerging Small Countries Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Frontier Emerging Small Countries Fund

Investor Class  WAFMX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$104	2.16%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$34,722,058
# of Portfolio Holdings	32
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$262,831

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.3%
FPT Corp.	8.1%
MercadoLibre, Inc.	7.8%
Sea Ltd., Class ADR	6.7%
Akdital Holding	6.1%
Baltic Classifieds Group PLC	5.8%
TBC Bank Group PLC	4.8%
Cholamandalam Investment & Finance Co. Ltd.	4.7%
NU Holdings Ltd., Class A	4.1%
Bank for Foreign Trade of Vietnam JSC	3.9%

Top 10 Industries (%)

Industry	Value
Diversified Banks	20.9%
Consumer Finance	17.3%
IT Consulting & Other Services	11.1%
Health Care Facilities	8.4%
Broadline Retail	7.8%
Interactive Home Entertainment	6.7%
Interactive Media & Services	5.8%
Life & Health Insurance	4.8%
Property & Casualty Insurance	3.7%
Distillers & Vintners	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.3%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Frontier Emerging Small Countries Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Global Opportunities Fund

Institutional Class  WIGOX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$64	1.35%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$192,318,572
# of Portfolio Holdings	67
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,307,014

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
BayCurrent, Inc.	4.8%
HealthEquity, Inc.	4.0%
MonotaRO Co. Ltd.	3.3%
Ensign Group, Inc.	2.9%
Shift4 Payments, Inc., Class A	3.0%
RBC Bearings, Inc.	3.0%
Voltronic Power Technology Corp.	3.0%
Five-Star Business Finance Ltd.	2.7%
Trex Co., Inc.	2.6%
AU Small Finance Bank Ltd.	2.4%

Top 10 Industries (%)

Industry	Value
Application Software	8.5%
Semiconductors	5.9%
Industrial Machinery & Supplies & Components	5.7%
Health Care Facilities	5.4%
Trading Companies & Distributors	5.3%
IT Consulting & Other Services	4.8%
Research & Consulting Services	4.8%
Regional Banks	4.2%
Consumer Finance	4.1%
Managed Health Care	4.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.9%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Global Opportunities Fund

Investor Class  WAGOX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$70	1.47%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$192,318,572
# of Portfolio Holdings	67
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,307,014

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
BayCurrent, Inc.	4.8%
HealthEquity, Inc.	4.0%
MonotaRO Co. Ltd.	3.3%
Ensign Group, Inc.	2.9%
Shift4 Payments, Inc., Class A	3.0%
RBC Bearings, Inc.	3.0%
Voltronic Power Technology Corp.	3.0%
Five-Star Business Finance Ltd.	2.7%
Trex Co., Inc.	2.6%
AU Small Finance Bank Ltd.	2.4%

Top 10 Industries (%)

Industry	Value
Application Software	8.5%
Semiconductors	5.9%
Industrial Machinery & Supplies & Components	5.7%
Health Care Facilities	5.4%
Trading Companies & Distributors	5.3%
IT Consulting & Other Services	4.8%
Research & Consulting Services	4.8%
Regional Banks	4.2%
Consumer Finance	4.1%
Managed Health Care	4.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.9%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Global Select Fund

Institutional Class  WGGSX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Global Select Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$47	0.96%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$13,211,784
# of Portfolio Holdings	34
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$8,643

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	5.7%
BayCurrent, Inc.	4.9%
MercadoLibre, Inc.	4.7%
Scout24 SE	4.6%
Roper Technologies, Inc.	4.6%
HealthEquity, Inc.	4.2%
RBC Bearings, Inc.	4.2%
Copart, Inc.	4.1%
Morningstar, Inc.	4.0%
MonotaRO Co. Ltd.	3.8%

Top 10 Industries (%)

Industry	Value
Application Software	14.6%
Broadline Retail	6.4%
Consumer Finance	5.7%
Research & Consulting Services	4.9%
Interactive Media & Services	4.6%
Transaction & Payment Processing Services	4.5%
Diversified Banks	4.5%
Semiconductors	4.3%
Managed Health Care	4.2%
Industrial Machinery & Supplies & Components	4.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.5%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Global Select Fund

Investor Class  WAGSX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Global Select Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$66	1.36%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$13,211,784
# of Portfolio Holdings	34
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$8,643

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	5.7%
BayCurrent, Inc.	4.9%
MercadoLibre, Inc.	4.7%
Scout24 SE	4.6%
Roper Technologies, Inc.	4.6%
HealthEquity, Inc.	4.2%
RBC Bearings, Inc.	4.2%
Copart, Inc.	4.1%
Morningstar, Inc.	4.0%
MonotaRO Co. Ltd.	3.8%

Top 10 Industries (%)

Industry	Value
Application Software	14.6%
Broadline Retail	6.4%
Consumer Finance	5.7%
Research & Consulting Services	4.9%
Interactive Media & Services	4.6%
Transaction & Payment Processing Services	4.5%
Diversified Banks	4.5%
Semiconductors	4.3%
Managed Health Care	4.2%
Industrial Machinery & Supplies & Components	4.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.5%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Global Value Fund

Institutional Class  WILCX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Global Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$49	0.95%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$131,178,755
# of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$518,220

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Johnson & Johnson	4.9%
Duke Energy Corp.	4.1%
Exelon Corp.	4.0%
Novartis AG	4.0%
TotalEnergies SE	3.8%
JPMorgan Chase & Co.	3.7%
United Overseas Bank Ltd.	3.5%
Union Pacific Corp.	3.3%
VICI Properties, Inc.	3.3%
Evergy, Inc.	3.3%

Top 10 Industries (%)

Industry	Value
Diversified Banks	14.6%
Electric Utilities	11.4%
Pharmaceuticals	10.7%
Integrated Oil & Gas	8.8%
Integrated Telecommunication Services	7.8%
Rail Transportation	3.3%
Other Specialized REIT's	3.3%
Multi-Line Insurance	3.2%
Food Retail	3.0%
Tobacco	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Global Value Fund

Investor Class  FMIEX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Global Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$56	1.10%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$131,178,755
# of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$518,220

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Johnson & Johnson	4.9%
Duke Energy Corp.	4.1%
Exelon Corp.	4.0%
Novartis AG	4.0%
TotalEnergies SE	3.8%
JPMorgan Chase & Co.	3.7%
United Overseas Bank Ltd.	3.5%
Union Pacific Corp.	3.3%
VICI Properties, Inc.	3.3%
Evergy, Inc.	3.3%

Top 10 Industries (%)

Industry	Value
Diversified Banks	14.6%
Electric Utilities	11.4%
Pharmaceuticals	10.7%
Integrated Oil & Gas	8.8%
Integrated Telecommunication Services	7.8%
Rail Transportation	3.3%
Other Specialized REIT's	3.3%
Multi-Line Insurance	3.2%
Food Retail	3.0%
Tobacco	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch International Growth Fund

Institutional Class  WIIGX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch International Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$65	1.36%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$197,773,562
# of Portfolio Holdings	59
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,515,396

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
BayCurrent, Inc.	4.6%
MonotaRO Co. Ltd.	4.6%
Definity Financial Corp.	3.7%
Diploma PLC	3.7%
Ryohin Keikaku Co. Ltd.	3.6%
Scout24 SE	3.6%
Technology One Ltd.	3.6%
Cholamandalam Financial Holdings Ltd.	3.2%
Halma PLC	3.3%
Sugi Holdings Co. Ltd.	3.0%

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	9.1%
Trading Companies & Distributors	8.3%
Application Software	8.2%
IT Consulting & Other Services	6.3%
Property & Casualty Insurance	5.3%
Electronic Equipment & Instruments	4.7%
Research & Consulting Services	4.6%
Consumer Finance	4.1%
Asset Management & Custody Banks	3.8%
Semiconductors	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Growth Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch International Growth Fund

Investor Class  WAIGX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch International Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$71	1.49%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$197,773,562
# of Portfolio Holdings	59
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,515,396

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
BayCurrent, Inc.	4.6%
MonotaRO Co. Ltd.	4.6%
Definity Financial Corp.	3.7%
Diploma PLC	3.7%
Ryohin Keikaku Co. Ltd.	3.6%
Scout24 SE	3.6%
Technology One Ltd.	3.6%
Cholamandalam Financial Holdings Ltd.	3.2%
Halma PLC	3.3%
Sugi Holdings Co. Ltd.	3.0%

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	9.1%
Trading Companies & Distributors	8.3%
Application Software	8.2%
IT Consulting & Other Services	6.3%
Property & Casualty Insurance	5.3%
Electronic Equipment & Instruments	4.7%
Research & Consulting Services	4.6%
Consumer Finance	4.1%
Asset Management & Custody Banks	3.8%
Semiconductors	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Growth Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch International Opportunities Fund

Institutional Class  WIIOX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch International Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$96	2.02%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$57,925,901
# of Portfolio Holdings	51
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$689,353

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Mortgage Advice Bureau Holdings Ltd.	4.1%
Japan Elevator Service Holdings Co. Ltd.	4.1%
Baltic Classifieds Group PLC	3.8%
Hemnet Group AB	3.9%
Vijaya Diagnostic Centre Ltd.	3.7%
Aavas Financiers Ltd.	3.5%
Atoss Software SE	3.3%
baudroie, Inc.	3.0%
SIGMAXYZ Holdings, Inc.	2.8%
JTC PLC	2.7%

Top 10 Industries (%)

Industry	Value
Application Software	12.3%
Diversified Support Services	11.1%
Interactive Media & Services	8.9%
Commercial & Residential Mortgage Finance	7.6%
Asset Management & Custody Banks	6.8%
IT Consulting & Other Services	4.4%
Food Retail	4.1%
Electronic Equipment & Instruments	3.7%
Health Care Services	3.7%
Research & Consulting Services	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch International Opportunities Fund

Investor Class  WAIOX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch International Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$110	2.31%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$57,925,901
# of Portfolio Holdings	51
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$689,353

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Mortgage Advice Bureau Holdings Ltd.	4.1%
Japan Elevator Service Holdings Co. Ltd.	4.1%
Baltic Classifieds Group PLC	3.8%
Hemnet Group AB	3.9%
Vijaya Diagnostic Centre Ltd.	3.7%
Aavas Financiers Ltd.	3.5%
Atoss Software SE	3.3%
baudroie, Inc.	3.0%
SIGMAXYZ Holdings, Inc.	2.8%
JTC PLC	2.7%

Top 10 Industries (%)

Industry	Value
Application Software	12.3%
Diversified Support Services	11.1%
Interactive Media & Services	8.9%
Commercial & Residential Mortgage Finance	7.6%
Asset Management & Custody Banks	6.8%
IT Consulting & Other Services	4.4%
Food Retail	4.1%
Electronic Equipment & Instruments	3.7%
Health Care Services	3.7%
Research & Consulting Services	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch International Select Fund

Institutional Class  WGISX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch International Select Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$45	0.91%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$3,784,301
# of Portfolio Holdings	33
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Dollarama, Inc.	6.7%
Halma PLC	5.0%
Scout24 SE	5.0%
FirstService Corp.	4.7%
Ferrari NV	4.5%
Definity Financial Corp.	4.5%
Spotify Technology SA	4.3%
Constellation Software, Inc.	4.0%
Sumitomo Realty & Development Co. Ltd.	4.0%
Rakuten Bank Ltd.	3.8%

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	8.5%
Application Software	8.4%
Broadline Retail	8.4%
Research & Consulting Services	6.5%
Electronic Equipment & Instruments	5.0%
Real Estate Services	4.7%
Automobile Manufacturers	4.5%
Property & Casualty Insurance	4.5%
Movies & Entertainment	4.3%
Diversified Real Estate Activities	4.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch International Select Fund

Investor Class  WAISX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch International Select Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$65	1.31%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$3,784,301
# of Portfolio Holdings	33
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Dollarama, Inc.	6.7%
Halma PLC	5.0%
Scout24 SE	5.0%
FirstService Corp.	4.7%
Ferrari NV	4.5%
Definity Financial Corp.	4.5%
Spotify Technology SA	4.3%
Constellation Software, Inc.	4.0%
Sumitomo Realty & Development Co. Ltd.	4.0%
Rakuten Bank Ltd.	3.8%

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	8.5%
Application Software	8.4%
Broadline Retail	8.4%
Research & Consulting Services	6.5%
Electronic Equipment & Instruments	5.0%
Real Estate Services	4.7%
Automobile Manufacturers	4.5%
Property & Casualty Insurance	4.5%
Movies & Entertainment	4.3%
Diversified Real Estate Activities	4.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Long/Short Alpha Fund

Institutional Class  WGLSX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$89	1.90%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$70,295,421
# of Portfolio Holdings	56
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$476,733

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Roper Technologies, Inc.	4.2%
Ensign Group, Inc.	4.1%
Morningstar, Inc.	3.7%
HealthEquity, Inc.	3.4%
Workday, Inc., Class A	3.1%
RBC Bearings, Inc.	3.0%
Kadant, Inc.	3.1%
Bank OZK	2.9%
Guidewire Software, Inc.	2.9%
Hamilton Lane, Inc., Class A	2.9%

Top 10 Industries (%)

Industry	Value
Application Software	12.8%
Financial Exchanges & Data	6.1%
Industrial Machinery & Supplies & Components	5.9%
Health Care Facilities	4.1%
Transaction & Payment Processing Services	3.9%
Managed Health Care	3.4%
Health Care Services	3.2%
Regional Banks	2.9%
Packaged Foods & Meats	2.9%
Asset Management & Custody Banks	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	105.3%
Warrants	0.0%
Other Assets and Liabilities, Net	(5.3%)
Total	100.0%

All tables above exclude securities sold short.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Long/Short Alpha Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Long/Short Alpha Fund

Investor Class  WALSX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$92	1.97%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$70,295,421
# of Portfolio Holdings	56
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$476,733

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Roper Technologies, Inc.	4.2%
Ensign Group, Inc.	4.1%
Morningstar, Inc.	3.7%
HealthEquity, Inc.	3.4%
Workday, Inc., Class A	3.1%
RBC Bearings, Inc.	3.0%
Kadant, Inc.	3.1%
Bank OZK	2.9%
Guidewire Software, Inc.	2.9%
Hamilton Lane, Inc., Class A	2.9%

Top 10 Industries (%)

Industry	Value
Application Software	12.8%
Financial Exchanges & Data	6.1%
Industrial Machinery & Supplies & Components	5.9%
Health Care Facilities	4.1%
Transaction & Payment Processing Services	3.9%
Managed Health Care	3.4%
Health Care Services	3.2%
Regional Banks	2.9%
Packaged Foods & Meats	2.9%
Asset Management & Custody Banks	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	105.3%
Warrants	0.0%
Other Assets and Liabilities, Net	(5.3%)
Total	100.0%

All tables above exclude securities sold short.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Long/Short Alpha Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Micro Cap Fund

Institutional Class  WGICX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$74	1.60%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$555,286,082
# of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$5,039,472

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HCI Group, Inc.	3.4%
Esquire Financial Holdings, Inc.	3.4%
GCM Grosvenor, Inc., Class A	3.3%
Addus HomeCare Corp.	3.1%
Vita Coco Co., Inc.	2.9%
EZCORP, Inc., Class A	2.9%
Standex International Corp.	2.7%
Mama's Creations, Inc.	2.6%
Limbach Holdings, Inc.	2.4%
Red Violet, Inc.	2.5%

Top 10 Industries (%)

Industry	Value
Application Software	9.4%
Health Care Services	6.6%
Packaged Foods & Meats	6.1%
Property & Casualty Insurance	5.9%
Industrial Machinery & Supplies & Components	5.2%
Construction & Engineering	4.8%
Health Care Supplies	3.9%
Regional Banks	3.4%
Asset Management & Custody Banks	3.3%
Education Services	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.3%
Preferred Stocks	1.7%
Warrants	0.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Micro Cap Fund

Investor Class  WMICX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$76	1.64%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$555,286,082
# of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$5,039,472

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HCI Group, Inc.	3.4%
Esquire Financial Holdings, Inc.	3.4%
GCM Grosvenor, Inc., Class A	3.3%
Addus HomeCare Corp.	3.1%
Vita Coco Co., Inc.	2.9%
EZCORP, Inc., Class A	2.9%
Standex International Corp.	2.7%
Mama's Creations, Inc.	2.6%
Limbach Holdings, Inc.	2.4%
Red Violet, Inc.	2.5%

Top 10 Industries (%)

Industry	Value
Application Software	9.4%
Health Care Services	6.6%
Packaged Foods & Meats	6.1%
Property & Casualty Insurance	5.9%
Industrial Machinery & Supplies & Components	5.2%
Construction & Engineering	4.8%
Health Care Supplies	3.9%
Regional Banks	3.4%
Asset Management & Custody Banks	3.3%
Education Services	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.3%
Preferred Stocks	1.7%
Warrants	0.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Micro Cap Value Fund

Institutional Class  WGMVX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$78	1.60%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$305,689,254
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,532,778

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HCI Group, Inc.	3.7%
Champion Homes, Inc.	3.5%
Red Violet, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Bowhead Specialty Holdings, Inc.	2.4%
Limbach Holdings, Inc.	2.4%
Weave Communications, Inc.	2.1%
EZCORP, Inc., Class A	2.2%
GCM Grosvenor, Inc., Class A	1.9%
VSE Corp.	1.9%

Top 10 Industries (%)

Industry	Value
Property & Casualty Insurance	8.7%
Application Software	7.0%
Regional Banks	6.7%
Construction & Engineering	6.2%
Packaged Foods & Meats	5.0%
Health Care Equipment	4.0%
Health Care Services	3.7%
Investment Banking & Brokerage	3.7%
Homebuilding	3.5%
Electronic Equipment & Instruments	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.9%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Micro Cap Value Fund

Investor Class  WAMVX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$81	1.67%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$305,689,254
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,532,778

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HCI Group, Inc.	3.7%
Champion Homes, Inc.	3.5%
Red Violet, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Bowhead Specialty Holdings, Inc.	2.4%
Limbach Holdings, Inc.	2.4%
Weave Communications, Inc.	2.1%
EZCORP, Inc., Class A	2.2%
GCM Grosvenor, Inc., Class A	1.9%
VSE Corp.	1.9%

Top 10 Industries (%)

Industry	Value
Property & Casualty Insurance	8.7%
Application Software	7.0%
Regional Banks	6.7%
Construction & Engineering	6.2%
Packaged Foods & Meats	5.0%
Health Care Equipment	4.0%
Health Care Services	3.7%
Investment Banking & Brokerage	3.7%
Homebuilding	3.5%
Electronic Equipment & Instruments	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.9%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Small Cap Growth Fund

Institutional Class  WIAEX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Small Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$50	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$1,792,046,445
# of Portfolio Holdings	47
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$10,630,783

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ollie's Bargain Outlet Holdings, Inc.	4.4%
Paylocity Holding Corp.	4.2%
RBC Bearings, Inc.	4.2%
BellRing Brands, Inc.	4.1%
HealthEquity, Inc.	3.8%
Pinnacle Financial Partners, Inc.	3.7%
Ensign Group, Inc.	3.5%
Nova Ltd.	3.4%
Shift4 Payments, Inc., Class A	3.2%
Addus HomeCare Corp.	3.1%

Top 10 Industries (%)

Industry	Value
Application Software	8.0%
Broadline Retail	5.6%
Semiconductor Materials & Equipment	4.8%
Human Resource & Employment Services	4.2%
Industrial Machinery & Supplies & Components	4.2%
Personal Care Products	4.1%
Transaction & Payment Processing Services	4.0%
Systems Software	4.0%
Trading Companies & Distributors	3.8%
Managed Health Care	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.3%
Preferred Stocks	1.4%
Other Assets and Liabilities, Net	3.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Growth Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Small Cap Growth Fund

Investor Class  WAAEX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Small Cap Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$54	1.14%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$1,792,046,445
# of Portfolio Holdings	47
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$10,630,783

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ollie's Bargain Outlet Holdings, Inc.	4.4%
Paylocity Holding Corp.	4.2%
RBC Bearings, Inc.	4.2%
BellRing Brands, Inc.	4.1%
HealthEquity, Inc.	3.8%
Pinnacle Financial Partners, Inc.	3.7%
Ensign Group, Inc.	3.5%
Nova Ltd.	3.4%
Shift4 Payments, Inc., Class A	3.2%
Addus HomeCare Corp.	3.1%

Top 10 Industries (%)

Industry	Value
Application Software	8.0%
Broadline Retail	5.6%
Semiconductor Materials & Equipment	4.8%
Human Resource & Employment Services	4.2%
Industrial Machinery & Supplies & Components	4.2%
Personal Care Products	4.1%
Transaction & Payment Processing Services	4.0%
Systems Software	4.0%
Trading Companies & Distributors	3.8%
Managed Health Care	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.3%
Preferred Stocks	1.4%
Other Assets and Liabilities, Net	3.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Growth Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Small Cap Value Fund

Institutional Class  WICVX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$49	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$1,486,390,757
# of Portfolio Holdings	58
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$8,170,591

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Valvoline, Inc.	3.0%
National Storage Affiliates Trust	2.8%
Kadant, Inc.	2.6%
Ollie's Bargain Outlet Holdings, Inc.	2.4%
Bank OZK	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Allison Transmission Holdings, Inc.	2.3%
HealthEquity, Inc.	2.3%
Euronet Worldwide, Inc.	2.3%
UFP Industries, Inc.	2.3%

Top 10 Industries (%)

Industry	Value
Regional Banks	10.6%
Industrial Machinery & Supplies & Components	6.8%
Electronic Manufacturing Services	5.6%
Asset Management & Custody Banks	5.5%
Oil & Gas Exploration & Production	3.7%
Semiconductor Materials & Equipment	3.6%
Education Services	3.6%
Homebuilding	3.4%
Building Products	3.2%
Automotive Retail	3.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Small Cap Value Fund

Investor Class  WMCVX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$54	1.16%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$1,486,390,757
# of Portfolio Holdings	58
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$8,170,591

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Valvoline, Inc.	3.0%
National Storage Affiliates Trust	2.8%
Kadant, Inc.	2.6%
Ollie's Bargain Outlet Holdings, Inc.	2.4%
Bank OZK	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Allison Transmission Holdings, Inc.	2.3%
HealthEquity, Inc.	2.3%
Euronet Worldwide, Inc.	2.3%
UFP Industries, Inc.	2.3%

Top 10 Industries (%)

Industry	Value
Regional Banks	10.6%
Industrial Machinery & Supplies & Components	6.8%
Electronic Manufacturing Services	5.6%
Asset Management & Custody Banks	5.5%
Oil & Gas Exploration & Production	3.7%
Semiconductor Materials & Equipment	3.6%
Education Services	3.6%
Homebuilding	3.4%
Building Products	3.2%
Automotive Retail	3.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch U.S. Select Fund

Institutional Class  WGUSX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch U.S. Select Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$41	0.85%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$29,049,019
# of Portfolio Holdings	34
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$58,171

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Roper Technologies, Inc.	4.6%
Copart, Inc.	4.3%
HealthEquity, Inc.	4.2%
AMETEK, Inc.	4.1%
HEICO Corp., Class A	4.1%
Morningstar, Inc.	4.0%
RBC Bearings, Inc.	3.6%
BellRing Brands, Inc.	3.5%
Ensign Group, Inc.	3.4%
Shift4 Payments, Inc., Class A	3.4%

Top 10 Industries (%)

Industry	Value
Application Software	22.2%
Financial Exchanges & Data	6.8%
Transaction & Payment Processing Services	5.4%
Diversified Support Services	4.3%
Managed Health Care	4.2%
Life Sciences Tools & Services	4.1%
Electrical Components & Equipment	4.1%
Aerospace & Defense	4.1%
Industrial Machinery & Supplies & Components	3.6%
Personal Care Products	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch U.S. Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch U.S. Select Fund

Investor Class  WAUSX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch U.S. Select Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$48	1.00%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$29,049,019
# of Portfolio Holdings	34
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$58,171

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Roper Technologies, Inc.	4.6%
Copart, Inc.	4.3%
HealthEquity, Inc.	4.2%
AMETEK, Inc.	4.1%
HEICO Corp., Class A	4.1%
Morningstar, Inc.	4.0%
RBC Bearings, Inc.	3.6%
BellRing Brands, Inc.	3.5%
Ensign Group, Inc.	3.4%
Shift4 Payments, Inc., Class A	3.4%

Top 10 Industries (%)

Industry	Value
Application Software	22.2%
Financial Exchanges & Data	6.8%
Transaction & Payment Processing Services	5.4%
Diversified Support Services	4.3%
Managed Health Care	4.2%
Life Sciences Tools & Services	4.1%
Electrical Components & Equipment	4.1%
Aerospace & Defense	4.1%
Industrial Machinery & Supplies & Components	3.6%
Personal Care Products	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch U.S. Select Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch Ultra Growth Fund

Institutional Class  WGMCX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Ultra Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$49	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$733,957,537
# of Portfolio Holdings	60
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$4,637,396

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Freshpet, Inc.	3.6%
HealthEquity, Inc.	3.5%
Casella Waste Systems, Inc., Class A	3.5%
Paylocity Holding Corp.	3.1%
Shift4 Payments, Inc., Class A	3.0%
Inspire Medical Systems, Inc.	2.8%
CyberArk Software Ltd.	2.8%
PDF Solutions, Inc.	2.6%
Exact Sciences Corp.	2.7%
Goosehead Insurance, Inc., Class A	2.7%

Top 10 Industries (%)

Industry	Value
Semiconductor Materials & Equipment	9.2%
Health Care Equipment	9.0%
Systems Software	7.9%
Biotechnology	7.4%
Application Software	5.4%
Packaged Foods & Meats	3.6%
Managed Health Care	3.5%
Environmental & Facilities Services	3.5%
Human Resource & Employment Services	3.1%
Transaction & Payment Processing Services	3.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Preferred Stocks	1.9%
Warrants	0.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Ultra Growth Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch Ultra Growth Fund

Investor Class  WAMCX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch Ultra Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$56	1.20%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$733,957,537
# of Portfolio Holdings	60
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$4,637,396

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Freshpet, Inc.	3.6%
HealthEquity, Inc.	3.5%
Casella Waste Systems, Inc., Class A	3.5%
Paylocity Holding Corp.	3.1%
Shift4 Payments, Inc., Class A	3.0%
Inspire Medical Systems, Inc.	2.8%
CyberArk Software Ltd.	2.8%
PDF Solutions, Inc.	2.6%
Exact Sciences Corp.	2.7%
Goosehead Insurance, Inc., Class A	2.7%

Top 10 Industries (%)

Industry	Value
Semiconductor Materials & Equipment	9.2%
Health Care Equipment	9.0%
Systems Software	7.9%
Biotechnology	7.4%
Application Software	5.4%
Packaged Foods & Meats	3.6%
Managed Health Care	3.5%
Environmental & Facilities Services	3.5%
Human Resource & Employment Services	3.1%
Transaction & Payment Processing Services	3.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Preferred Stocks	1.9%
Warrants	0.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Ultra Growth Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch International Value Fund

Institutional Class  WGIVX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch International Value Fund for the period of November 29, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$32	0.90%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$4,761,533
# of Portfolio Holdings	38
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
National Grid PLC	4.1%
Engie SA	3.6%
British American Tobacco PLC	3.3%
Deutsche Telekom AG	3.3%
Japan Tobacco, Inc.	3.1%
ING Groep NV	2.9%
Telekom Austria AG	3.0%
AXA SA	2.8%
Nordea Bank Abp	2.8%
Novartis AG	2.8%

Top 10 Industries (%)

Industry	Value
Diversified Banks	15.7%
Pharmaceuticals	9.5%
Integrated Oil & Gas	9.3%
Multi-Utilities	7.7%
Tobacco	6.4%
Integrated Telecommunication Services	6.1%
Reinsurance	4.8%
Multi-Line Insurance	3.0%
Soft Drinks & Non-Alcoholic Beverages	2.7%
Food Retail	2.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.9%
Other Assets and Liabilities, Net	4.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Institutional Class

Wasatch International Value Fund

Investor Class  WAIVX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch International Value Fund for the period of November 29, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$37	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$4,761,533
# of Portfolio Holdings	38
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
National Grid PLC	4.1%
Engie SA	3.6%
British American Tobacco PLC	3.3%
Deutsche Telekom AG	3.3%
Japan Tobacco, Inc.	3.1%
ING Groep NV	2.9%
Telekom Austria AG	3.0%
AXA SA	2.8%
Nordea Bank Abp	2.8%
Novartis AG	2.8%

Top 10 Industries (%)

Industry	Value
Diversified Banks	15.7%
Pharmaceuticals	9.5%
Integrated Oil & Gas	9.3%
Multi-Utilities	7.7%
Tobacco	6.4%
Integrated Telecommunication Services	6.1%
Reinsurance	4.8%
Multi-Line Insurance	3.0%
Soft Drinks & Non-Alcoholic Beverages	2.7%
Food Retail	2.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.9%
Other Assets and Liabilities, Net	4.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Value Fund

Semi-Annual Shareholder Report

March 31, 2025

Investor Class

Wasatch-Hoisington U.S. Treasury Fund

Single Class  WHOSX

Semi-Annual Shareholder Report - March 31, 2025

This Semi-Annual shareholder report contains important information about Wasatch-Hoisington U.S. Treasury Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Wasatch-Hoisington U.S. Treasury Fund	$35	0.74%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Total Net Assets	$148,627,897
# of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$395,745

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top  Holdings (%)

Top 10	Value
U.S. Treasury STRIPS Principal, 0.00%, due 8/15/47	37.3%
U.S. Treasury Bond, 1.375%, due 8/15/50	16.4%
U.S. Treasury Bond, 1.875%, due 11/15/51	15.8%
U.S. Treasury Bond, 1.250%, due 5/15/50	15.3%
U.S. Treasury STRIPS Principal, 2.000%, due 8/15/51	6.6%
U.S. Treasury STRIPS Principal, 3.625%, due 5/15/53	6.5%

Top Industries (%)

Industry	Value
Sovereign	97.7%

Portfolio Compositions (%)

Asset Type	Value
U.S. Government Obligations	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch-Hoisington U.S. Treasury Fund

Semi-Annual Shareholder Report

March 31, 2025

Single Class

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Wasatch Funds Trust’s (the “Registrant”) Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

WASATCHGLOBAL.COM

MARCH 31, 2025

2025 Financial Statements and Supplemental Information

Fund Name	Investor Class	Institutional Class

Wasatch Core Growth Fund	WGROX	WIGRX

Wasatch Emerging India Fund	WAINX	WIINX

Wasatch Emerging Markets Select Fund	WAESX	WIESX

Wasatch Emerging Markets Small Cap Fund	WAEMX	WIEMX

Wasatch Frontier Emerging Small Countries Fund	WAFMX	WIFMX

Wasatch Global Opportunities Fund	WAGOX	WIGOX

Wasatch Global Select Fund	WAGSX	WGGSX

Wasatch Global Value Fund	FMIEX	WILCX

Wasatch International Growth Fund	WAIGX	WIIGX

Wasatch International Opportunities Fund	WAIOX	WIIOX

Fund Name	Investor Class	Institutional Class

Wasatch International Select Fund	WAISX	WGISX

Wasatch International Value Fund	WAIVX	WGIVX

Wasatch Long/Short Alpha Fund	WALSX	WGLSX

Wasatch Micro Cap Fund	WMICX	WGICX

Wasatch Micro Cap Value Fund	WAMVX	WGMVX

Wasatch Small Cap Growth Fund	WAAEX	WIAEX

Wasatch Small Cap Value Fund	WMCVX	WICVX

Wasatch Ultra Growth Fund	WAMCX	WGMCX

Wasatch U.S. Select Fund	WAUSX	WGUSX

Wasatch-Hoisington U.S. Treasury Fund	WHOSX	—

Wasatch Funds

Salt Lake City, Utah

wasatchglobal.com

800.551.1700

Table of Contents

Schedules of Investments [Item 6 of Form N-CSR]	2

Wasatch Core Growth Fund	2

Wasatch Emerging India Fund	4

Wasatch Emerging Markets Select Fund	5

Wasatch Emerging Markets Small Cap Fund	6

Wasatch Frontier Emerging Small Countries Fund	8

Wasatch Global Opportunities Fund	9

Wasatch Global Select Fund	11

Wasatch Global Value Fund	13

Wasatch International Growth Fund	15

Wasatch International Opportunities Fund	17

Wasatch International Select Fund	19

Wasatch International Value Fund	21

Wasatch Long/Short Alpha Fund	23

Wasatch Micro Cap Fund	26

Wasatch Micro Cap Value Fund	28

Wasatch Small Cap Growth Fund	30

Wasatch Small Cap Value Fund	32

Wasatch Ultra Growth Fund	34

Wasatch U.S. Select Fund	36

Wasatch-Hoisington U.S. Treasury Fund	37

Financial Statements and Financial Highlights for Open-End Management Investment Companies [Item 7 of Form N-CSR]	38

Financial Statements	38

Statements of Assets and Liabilities	38

Statements of Operations	44

Statements of Changes in Net Assets	50

Statement of Cash Flows	58

Financial Highlights	60

Wasatch Core Growth Fund	60

Wasatch Emerging India Fund	60

Wasatch Emerging Markets Select Fund	60

Wasatch Emerging Markets Small Cap Fund	60

Wasatch Frontier Emerging Small Countries Fund	62

Wasatch Global Opportunities Fund	62

Wasatch Global Select Fund	62

Wasatch Global Value Fund	62

Wasatch International Growth Fund	64

Wasatch International Opportunities Fund	64

Wasatch International Select Fund	64

Wasatch International Value Fund	64

Wasatch Long/Short Alpha Fund	64

Wasatch Micro Cap Fund	66

Wasatch Micro Cap Value Fund	66

Wasatch Small Cap Growth Fund	66

Wasatch Small Cap Value Fund	66

Wasatch Ultra Growth Fund	68

Wasatch U.S. Select Fund	68

Wasatch-Hoisington U.S. Treasury Fund	68

Notes to Financial Highlights	70

Notes to Financial Statements	71

Supplemental Information (Unaudited)	101

Service Providers	121

Contact Wasatch	121

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form N-CSR] Not applicable

Proxy Disclosures for Open-End Management Investment Companies [Item 9 of Form N-CSR] Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Statement Regarding Basis for Approval of Investment Advisory Contract [Item 11 of Form N-CSR]

Statement Regarding Basis for Approval of Investment Advisory Contract is included under Supplemental Information (Unaudited) under Item 7 above.

This material must be accompanied or preceded by a prospectus.

Please read the prospectus carefully before you invest.

Wasatch Funds are distributed by ALPS Distributors, Inc.

Wasatch Core Growth Fund (WGROX / WIGRX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.3%

	Application Software 11.2%
9,976,766	CCC Intelligent Solutions Holdings, Inc.*	$90,090,197
2,653,996	Clearwater Analytics Holdings, Inc., Class A*	71,127,093
564,960	Guidewire Software, Inc.*	105,850,906
1,683,616	nCino, Inc.*	46,248,931
1,593,238	Procore Technologies, Inc.*	105,185,573
767,044	Q2 Holdings, Inc.*	61,371,190

		479,873,890

	Asset Management & Custody Banks 4.2%
899,208	Cohen & Steers, Inc.	72,161,442
726,785	Hamilton Lane, Inc., Class A	108,051,126

		180,212,568

	Automotive Parts & Equipment 2.1%
750,242	Modine Manufacturing Co.*	57,581,074
1,137,208	XPEL, Inc.*	33,411,171

		90,992,245

	Automotive Retail 2.7%
3,329,561	Valvoline, Inc.*	115,902,018

	Broadline Retail 2.7%
982,338	Ollie’s Bargain Outlet Holdings, Inc.*	114,304,850

	Building Products 7.1%
541,786	AAON, Inc.	42,329,740
347,875	CSW Industrials, Inc.	101,412,520
1,949,611	Trex Co., Inc.*	113,272,399
444,281	UFP Industries, Inc.	47,555,839

		304,570,498

	Cargo Ground Transportation 1.9%
229,995	Saia, Inc.*	80,367,153

	Distributors 2.4%
318,262	Pool Corp.	101,318,708

	Electronic Equipment & Instruments 1.7%
575,188	Novanta, Inc.*	73,549,290

	Electronic Manufacturing Services 2.3%
491,751	Fabrinet*	97,125,740

	Environmental & Facilities Services 3.7%
1,432,593	Casella Waste Systems, Inc., Class A*	159,748,445

	Financial Exchanges & Data 4.8%
362,919	MarketAxess Holdings, Inc.	78,517,526
389,677	Morningstar, Inc.	116,852,442
4,108,715	Open Lending Corp.*	11,340,053

		206,710,021

	Health Care Equipment 1.6%
433,493	Inspire Medical Systems, Inc.*	69,046,765

Shares		Value

	Health Care Facilities 2.4%
788,240	Ensign Group, Inc.	$101,998,256

	Health Care Technology 1.2%
5,240,939	Certara, Inc.*	51,885,296

	Home Furnishing Retail 0.9%
4,302,423	Arhaus, Inc.* ‡‡	37,431,080

	Home Improvement Retail 1.2%
642,666	Floor & Decor Holdings, Inc., Class A*	51,715,333

	Human Resource & Employment Services 2.9%
671,522	Paylocity Holding Corp.*	125,802,932

	Industrial Machinery & Supplies & Components 7.6%
362,147	Enpro, Inc.	58,591,763
1,083,031	Helios Technologies, Inc.	34,754,465
356,835	Kadant, Inc.	120,221,280
348,365	RBC Bearings, Inc.*	112,093,406

		325,660,914

	Insurance Brokers 1.8%
665,885	Goosehead Insurance, Inc., Class A	78,614,383

	Investment Banking & Brokerage 1.5%
1,105,466	Moelis & Co., Class A	64,514,996

	IT Consulting & Other Services 1.5%
554,428	Globant SA*	65,267,264

	Leisure Products 1.0%
1,346,211	YETI Holdings, Inc.*	44,559,584

	Life Sciences Tools & Services 1.3%
185,705	Medpace Holdings, Inc.*	56,582,456

	Managed Health Care 4.2%
2,056,917	HealthEquity, Inc.*	181,769,755

	Other Specialty Retail 0.9%
522,557	Five Below, Inc.*	39,152,583

	Packaged Foods & Meats 1.1%
570,246	Freshpet, Inc.*	47,427,360

	Personal Care Products 2.6%
1,473,232	BellRing Brands, Inc.*	109,696,855

	Regional Banks 4.4%
2,356,052	Bank OZK	102,370,459
821,539	Pinnacle Financial Partners, Inc.	87,115,996

		189,486,455

	Research & Consulting Services 1.7%
827,555	ICF International, Inc.	70,317,348

	Self-Storage REITs 2.1%
2,323,057	National Storage Affiliates Trust	91,528,446

Wasatch Core Growth Fund (WGROX / WIGRX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Semiconductor Materials & Equipment 2.8%
632,021	Camtek Ltd.	$37,055,391
446,505	Nova Ltd.*	82,304,267

		119,359,658

	Specialty Chemicals 1.6%
422,763	Balchem Corp.	70,178,658

	Systems Software 1.1%
133,280	CyberArk Software Ltd.*	45,048,640

	Trading Companies & Distributors 1.9%
678,451	SiteOne Landscape Supply, Inc.*	82,391,089

	Transaction & Payment Processing Services 3.2%
1,686,561	Shift4 Payments, Inc., Class A*	137,808,899

	Total Common Stocks (cost $3,570,235,156)	4,261,920,431

	Total Investments (cost $3,570,235,156) 99.3%	4,261,920,431

	Other Assets less Liabilities 0.7%	30,571,252

	Net Assets 100.0%	$4,292,491,683

	*Non-income producing. ‡‡Affiliated company (see Note 8). REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Core Growth Fund’s investments were in the following countries:

Country	%
Israel	3.9
United States	96.1

TOTAL	100.0%

Wasatch Emerging India Fund (WAINX / WIINX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.7%

	Apparel Retail 3.3%
304,276	Trent Ltd.	$18,861,837

	Asset Management & Custody Banks 2.4%
507,883	Prudent Corporate Advisory Services Ltd.	13,883,928

	Automotive Parts & Equipment 1.6%
276,711	Tube Investments of India Ltd.	8,919,845

	Building Products 0.5%
170,938	Astral Ltd.	2,581,796

	Commodity Chemicals 0.0%
1	Berger Paints India Ltd.	6

	Computer & Electronics Retail 2.3%
2,483,458	Aditya Vision Ltd.	12,884,202

	Construction Machinery & Heavy Transportation Equipment 1.1%
442,280	Action Construction Equipment Ltd.	6,457,338

	Consumer Finance 27.2%
568,078	Bajaj Finance Ltd.	59,187,338
2,922,947	Cholamandalam Investment & Finance Co. Ltd.	51,754,276
5,245,164	Five-Star Business Finance Ltd.*	44,242,753

		155,184,367

	Diversified Banks 9.9%
1,323,858	HDFC Bank Ltd.	28,219,629
1,115,460	Kotak Mahindra Bank Ltd.	28,238,623

		56,458,252

	Diversified Support Services 4.0%
4,284,721	CMS Info Systems Ltd.	23,031,247

	Electrical Components & Equipment 1.4%
130,106	Polycab India Ltd.	7,799,294

	Food Retail 1.9%
232,142	Avenue Supermarts Ltd.*	11,069,237

	Health Care Facilities 10.1%
3,641,787	Max Healthcare Institute Ltd.	46,581,059
655,496	Rainbow Children’s Medicare Ltd.	10,697,182

		57,278,241

	Health Care Services 6.6%
372,712	Dr. Lal PathLabs Ltd.	10,772,679
2,302,052	Vijaya Diagnostic Centre Ltd.	27,042,395

		37,815,074

	Hotels, Resorts & Cruise Lines 2.3%
131,596	MakeMyTrip Ltd.*	12,895,092

	Industrial Machinery & Supplies & Components 4.3%
4,332,906	Elgi Equipments Ltd.	24,319,633

Shares		Value

	Interactive Media & Services 1.9%
130,134	Info Edge India Ltd.	$10,865,107

	IT Consulting & Other Services 4.2%
374,099	Persistent Systems Ltd.	24,007,982

	Life Sciences Tools & Services 7.8%
656,469	Divi’s Laboratories Ltd.	44,235,389

	Regional Banks 4.9%
4,510,234	AU Small Finance Bank Ltd.	28,071,733

	Research & Consulting Services 1.0%
111,007	L&T Technology Services Ltd.	5,801,958

	Total Common Stocks (cost $381,232,595)	562,421,558

	Total Investments (cost $381,232,595) 98.7%§	562,421,558

	Other Assets less Liabilities 1.3%	7,492,097

	Net Assets 100.0%	$569,913,655

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 93.99%.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Emerging India Fund’s investments were in the following countries:

Country	%
India	100.0

TOTAL	100.0%

Wasatch Emerging Markets Select Fund (WAESX / WIESX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 101.1%

	Airport Services 3.4%
689,375	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$12,746,928

	Apparel Retail 2.0%
122,333	Trent Ltd.	7,583,330

	Broadline Retail 8.9%
15,137	MercadoLibre, Inc.*	29,530,319
34,005	PDD Holdings, Inc., ADR*	4,024,492

		33,554,811

	Consumer Finance 15.5%
368,786	Bajaj Finance Ltd.	38,423,354
600,210	Cholamandalam Investment & Finance Co. Ltd.	10,627,436
1,139,638	Five-Star Business Finance Ltd.*	9,612,802

		58,663,592

	Diversified Banks 8.2%
3,550,540	Bank Central Asia Tbk. PT	1,822,439
503,578	HDFC Bank Ltd.	10,734,372
1,812,700	NU Holdings Ltd., Class A*	18,562,048

		31,118,859

	Electrical Components & Equipment 9.0%
357,707	Voltronic Power Technology Corp.	16,727,190
2,174,102	WEG SA	17,251,240

		33,978,430

	Electronic Equipment & Instruments 1.5%
217,086	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	5,467,598

	Food Retail 0.4%
53,627	BBB Foods, Inc., Class A*	1,430,768

	Health Care Facilities 4.3%
1,264,314	Max Healthcare Institute Ltd.	16,171,480

	Hotels, Resorts & Cruise Lines 5.2%
72,716	MakeMyTrip Ltd.*	7,125,441
197,724	Trip.com Group Ltd., ADR	12,571,292

		19,696,733

	Industrial Machinery & Supplies & Components 1.8%
1,223,999	Elgi Equipments Ltd.	6,870,033

	Interactive Home Entertainment 5.9%
169,202	Sea Ltd., ADR*	22,079,169

	Interactive Media & Services 3.3%
196,300	Tencent Holdings Ltd.	12,542,766

Shares		Value

	IT Consulting & Other Services 5.4%
27,255	EPAM Systems, Inc.*	$4,601,734
338,300	FPT Corp.	1,609,441
91,016	Globant SA*	10,714,404
55,013	Persistent Systems Ltd.	3,530,485

		20,456,064

	Life Sciences Tools & Services 5.3%
298,667	Divi’s Laboratories Ltd.	20,125,323

	Property & Casualty Insurance 2.0%
870,819	Qualitas Controladora SAB de CV	7,567,140

	Regional Banks 2.2%
1,353,683	AU Small Finance Bank Ltd.	8,425,334

	Restaurants 3.7%
685,100	Meituan, Class B*	13,785,901

	Semiconductor Materials & Equipment 1.8%
543,325	Gudeng Precision Industrial Co. Ltd.	6,603,524

	Semiconductors 11.3%
162,816	ASPEED Technology, Inc.	15,077,669
78,920	LEENO Industrial, Inc.	10,269,028
1,484,836	Silergy Corp.	17,247,526

		42,594,223

	Total Common Stocks (cost $334,642,943)	381,462,006

	Total Investments (cost $334,642,943) 101.1%§	381,462,006

	Liabilities less Other Assets (1.1%)	(4,047,878)

	Net Assets 100.0%	$377,414,128

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 61.32%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Emerging Markets Select Fund’s investments were in the following countries:

Country	%
Brazil	9.4
China	12.7
India	36.5
Indonesia	0.5
Mexico	5.7
Singapore	5.8
South Korea	2.7
Taiwan	14.6
United States	11.7
Vietnam	0.4

TOTAL	100.0%

Wasatch Emerging Markets Small Cap Fund (WAEMX / WIEMX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.1%

	Airport Services 2.1%
507,125	Grupo Aeroportuario del Centro Norte SAB de CV	$4,984,394

	Apparel Retail 1.7%
66,643	Trent Ltd.	4,131,149

	Asset Management & Custody Banks 2.5%
218,795	Prudent Corporate Advisory Services Ltd.	5,981,169

	Automotive Retail 1.4%
95,242	Aldrees Petroleum & Transport Services Co.	3,523,309

	Commercial & Residential Mortgage Finance 3.4%
344,343	Aavas Financiers Ltd.*	8,358,103

	Commodity Chemicals 1.0%
429,436	Berger Paints India Ltd.	2,503,263

	Communications Equipment 1.2%
159,000	Accton Technology Corp.	2,817,003

	Computer & Electronics Retail 0.5%
255,285	Aditya Vision Ltd.	1,324,421

	Construction Machinery & Heavy Transportation Equipment 1.2%
196,617	Action Construction Equipment Ltd.	2,870,630

	Consumer Finance 8.8%
775,099	Cholamandalam Financial Holdings Ltd.	15,817,987
531,313	Five-Star Business Finance Ltd.*	4,481,605
2,745,950	Ngern Tid Lor PCL	1,084,620

		21,384,212

	Diversified Banks 2.3%
103,272	TBC Bank Group PLC	5,509,484

	Diversified Support Services 4.3%
651,470	CMS Info Systems Ltd.	3,501,784
8,176,200	Frontken Corp. Bhd.	6,908,254

		10,410,038

	Drug Retail 4.6%
177,447	Clicks Group Ltd.	3,278,245
40,760	Corporativo Fragua SAB de CV	1,031,742
1,197,968	Raia Drogasil SA	3,999,210
854,819	Yifeng Pharmacy Chain Co. Ltd., Class A	2,934,299

		11,243,496

	Electrical Components & Equipment 4.4%
229,154	Voltronic Power Technology Corp.	10,715,760

	Electronic Components 1.2%
384,850	Sinbon Electronics Co. Ltd.	2,996,844

Shares		Value

	Electronic Equipment & Instruments 2.8%
525,616	Chroma ATE, Inc.	$4,592,995
89,124	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,244,706

		6,837,701

	Electronic Manufacturing Services 1.7%
21,499	Fabrinet*	4,246,267

	Food Retail 0.8%
1,927,292	Philippine Seven Corp.	1,944,205

	Health Care Facilities 2.4%
359,910	Rainbow Children’s Medicare Ltd.	5,873,449

	Health Care Services 3.1%
44,071	Dr. Lal PathLabs Ltd.	1,273,806
539,054	Vijaya Diagnostic Centre Ltd.	6,332,312

		7,606,118

	Human Resource & Employment Services 2.1%
6,711	Benefit Systems SA	4,999,057

	Industrial Machinery & Supplies & Components 3.9%
84,500	Airtac International Group	2,146,010
781,660	Elgi Equipments Ltd.	4,387,283
557,400	Shenzhen Envicool Technology Co. Ltd., Class A	3,027,229

		9,560,522

	Interactive Media & Services 6.9%
3,416,426	Baltic Classifieds Group PLC	13,261,564
42,524	Info Edge India Ltd.	3,550,400

		16,811,964

	IT Consulting & Other Services 9.5%
1,150,115	FPT Corp.	5,471,600
73,418	Globant SA*	8,642,767
140,917	Persistent Systems Ltd.	9,043,416

		23,157,783

	Life & Health Insurance 2.8%
61,432	Co. for Cooperative Insurance	2,338,204
401,701	Discovery Ltd.	4,370,840

		6,709,044

	Packaged Foods & Meats 0.9%
7,658,957	Cisarua Mountain Dairy Tbk. PT	2,099,738

	Personal Care Products 2.3%
485,151	Proya Cosmetics Co. Ltd., Class A	5,530,092

	Property & Casualty Insurance 4.1%
1,147,952	Qualitas Controladora SAB de CV	9,975,338

	Regional Banks 2.5%
957,528	AU Small Finance Bank Ltd.	5,959,662

Wasatch Emerging Markets Small Cap Fund (WAEMX / WIEMX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Semiconductor Materials & Equipment 2.0%
394,380	Gudeng Precision Industrial Co. Ltd.	$4,793,259

	Semiconductors 11.7%
95,983	ASPEED Technology, Inc.	8,888,561
54,899	LEENO Industrial, Inc.	7,143,428
1,057,728	Silergy Corp.	12,286,334

		28,318,323

	Total Common Stocks (cost $166,772,413)	243,175,797

	Total Investments (cost $166,772,413) 100.1%§	243,175,797

	Liabilities less Other Assets (0.1%)	(301,373)

	Net Assets 100.0%	$242,874,424

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 71.93%.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

Country	%
Brazil	1.6
China	5.7
India	35.1
Indonesia	0.9
Malaysia	2.8
Mexico	6.6
Philippines	0.8
Poland	2.1
Saudi Arabia	2.4
South Africa	3.1
South Korea	2.9
Taiwan	20.3
Thailand	0.4
United Kingdom	7.7
United States	5.3
Vietnam	2.3

TOTAL	100.0%

Wasatch Frontier Emerging Small Countries Fund (WAFMX / WIFMX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.3%

	Automotive Retail 1.9%
17,554	Aldrees Petroleum & Transport Services Co.	$649,379

	Broadline Retail 7.8%
1,393	MercadoLibre, Inc.*	2,717,562

	Consumer Finance 17.3%
34,178	Bajaj Finance Ltd.	3,560,963
39,227	Cholamandalam Financial Holdings Ltd.	800,533
92,820	Cholamandalam Investment & Finance Co. Ltd.	1,643,489

		6,004,985

	Distillers & Vintners 2.9%
193,860	Ginebra San Miguel, Inc.	1,009,529

	Diversified Banks 20.9%
77,342	Banca Transilvania SA	481,817
1,330,600	Bank Central Asia Tbk. PT	682,977
545,628	Bank for Foreign Trade of Vietnam JSC*	1,369,286
491,020	HD Bank	425,747
831,805	Military Commercial Joint Stock Bank	788,744
138,457	NU Holdings Ltd., Class A*	1,417,800
31,259	TBC Bank Group PLC	1,667,644
404,100	Vietnam Technological & Commercial Joint Stock Bank	437,182

		7,271,197

	Diversified Support Services 2.7%
1,105,800	Frontken Corp. Bhd.	934,315

	Drug Retail 0.4%
5,439	Corporativo Fragua SAB de CV	137,675

	Electrical Components & Equipment 1.6%
68,300	WEG SA	541,952

	Electronic Manufacturing Services 1.8%
3,086	Fabrinet*	609,516

	Health Care Facilities 8.4%
15,958	Akdital Holding	2,104,578
10,882	Dr. Sulaiman Al Habib Medical Services Group Co.	808,223

		2,912,801

	Interactive Home Entertainment 6.7%
17,774	Sea Ltd., ADR*	2,319,329

	Interactive Media & Services 5.8%
519,181	Baltic Classifieds Group PLC	2,015,308

	IT Consulting & Other Services 11.1%
1,104	Elm Co.	285,484
591,625	FPT Corp.	2,814,619
6,396	Globant SA*	752,937

		3,853,040

Shares		Value

	Life & Health Insurance 4.8%
7,463	Bupa Arabia for Cooperative Insurance Co.	$351,354
7,329	Co. for Cooperative Insurance	278,954
96,495	Discovery Ltd.	1,049,946

		1,680,254

	Property & Casualty Insurance 3.7%
147,922	Qualitas Controladora SAB de CV	1,285,395

	Regional Banks 0.2%
10,200	Regional SAB de CV	64,915

	Semiconductor Materials & Equipment 1.4%
8,177	Camtek Ltd.	479,418

	Soft Drinks & Non-Alcoholic Beverages 0.9%
3,799,149	Sariguna Primatirta Tbk. PT	327,949

	Total Common Stocks (cost $26,501,276)	34,814,519

	Total Investments (cost $26,501,276) 100.3%§	34,814,519

	Liabilities less Other Assets (0.3%)	(92,461)

	Net Assets 100.0%	$34,722,058

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 41.80%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

Country	%
Brazil	5.6
India	17.2
Indonesia	2.9
Israel	1.4
Malaysia	2.7
Mexico	4.3
Morocco	6.0
Philippines	2.9
Romania	1.4
Saudi Arabia	6.8
Singapore	6.7
South Africa	3.0
United Kingdom	10.6
United States	11.7
Vietnam	16.8

TOTAL	100.0%

Wasatch Global Opportunities Fund (WAGOX / WIGOX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.9%

	Application Software 8.5%
123,004	Clearwater Analytics Holdings, Inc., Class A*	$3,296,507
15,835	Guidewire Software, Inc.*	2,966,846
64,971	nCino, Inc.*	1,784,753
36,419	Q2 Holdings, Inc.*	2,913,884
170,200	Rakus Co. Ltd.	2,294,590
174,993	Technology One Ltd.	3,077,995

		16,334,575

	Asset Management & Custody Banks 2.6%
24,444	Hamilton Lane, Inc., Class A	3,634,090
79,201	Netwealth Group Ltd.	1,286,548

		4,920,638

	Automotive Parts & Equipment 2.0%
36,800	Modine Manufacturing Co.*	2,824,400
31,759	XPEL, Inc.*	933,079

		3,757,479

	Automotive Retail 2.2%
120,489	Valvoline, Inc.*	4,194,222

	Biotechnology 0.1%
122,045	C4 Therapeutics, Inc.*	195,272
119,482	Sangamo Therapeutics, Inc.*	78,356

		273,628

	Broadline Retail 1.9%
32,137	Ollie’s Bargain Outlet Holdings, Inc.*	3,739,461

	Building Products 2.6%
87,268	Trex Co., Inc.*	5,070,271

	Cargo Ground Transportation 1.9%
10,736	Saia, Inc.*	3,751,480

	Consumer Finance 4.1%
131,086	Cholamandalam Financial Holdings Ltd.	2,675,164
608,933	Five-Star Business Finance Ltd.*	5,136,326

		7,811,490

	Diversified Support Services 1.4%
146,200	Japan Elevator Service Holdings Co. Ltd.	2,688,705

	Drug Retail 1.8%
180,400	Sugi Holdings Co. Ltd.	3,381,730

	Electrical Components & Equipment 3.0%
121,896	Voltronic Power Technology Corp.	5,700,133

	Financial Exchanges & Data 0.3%
212,332	Open Lending Corp.*	586,036

	Health Care Equipment 2.1%
10,280	DiaSorin SpA	1,020,924
18,765	Inspire Medical Systems, Inc.*	2,988,889

		4,009,813

Shares		Value

	Health Care Facilities 5.4%
45,166	Ensign Group, Inc.	$5,844,481
349,775	Max Healthcare Institute Ltd.	4,473,872

		10,318,353

	Health Care Services 0.9%
143,928	Vijaya Diagnostic Centre Ltd.	1,690,734

	Health Care Technology 0.1%
11,599	JMDC, Inc.	215,046

	Home Furnishing Retail 1.0%
213,147	Arhaus, Inc.*	1,854,379

	Home Improvement Retail 0.4%
9,372	Floor & Decor Holdings, Inc., Class A*	754,165

	Homebuilding 1.3%
20,764	LGI Homes, Inc.*	1,380,183
62,420	Smith Douglas Homes Corp.*	1,218,438

		2,598,621

	Human Resource & Employment Services 2.8%
20,911	Paylocity Holding Corp.*	3,917,467
197,700	SMS Co. Ltd.	1,489,200

		5,406,667

	Industrial Machinery & Supplies & Components 5.7%
210,631	Elgi Equipments Ltd.	1,182,225
35,466	Helios Technologies, Inc.	1,138,104
8,631	Kadant, Inc.	2,907,870
18,009	RBC Bearings, Inc.*	5,794,756

		11,022,955

	Interactive Media & Services 0.6%
34,148	Hemnet Group AB	1,132,579

	Investment Banking & Brokerage 0.8%
300,694	AJ Bell PLC	1,575,722

	IT Consulting & Other Services 4.8%
50,051	Endava PLC, ADR*	976,495
30,174	Globant SA*	3,552,083
52,247	Persistent Systems Ltd.	3,352,976
62,401	Softcat PLC	1,279,050

		9,160,604

	Leisure Products 0.8%
48,724	YETI Holdings, Inc.*	1,612,764

	Life Sciences Tools & Services 3.1%
53,730	Divi’s Laboratories Ltd.	3,620,533
7,886	Medpace Holdings, Inc.*	2,402,785

		6,023,318

	Managed Health Care 4.0%
87,131	HealthEquity, Inc.*	7,699,766

	Other Specialty Retail 1.1%
28,888	Five Below, Inc.*	2,164,433

Wasatch Global Opportunities Fund (WAGOX / WIGOX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Packaged Foods & Meats 1.9%
43,146	Freshpet, Inc.*	$3,588,453

	Personal Care Products 2.3%
59,866	BellRing Brands, Inc.*	4,457,622

	Pharmaceuticals 0.1%
139,387	Esperion Therapeutics, Inc.*	200,717

	Regional Banks 4.2%
733,626	AU Small Finance Bank Ltd.	4,566,094
80,683	Bank OZK	3,505,677

		8,071,771

	Research & Consulting Services 4.8%
211,158	BayCurrent, Inc.	9,150,337

	Semiconductor Materials & Equipment 3.5%
26,772	Camtek Ltd.	1,569,643
87,000	Gudeng Precision Industrial Co. Ltd.	1,057,390
21,864	Nova Ltd.*	4,030,191

		6,657,224

	Semiconductors 5.9%
38,347	ASPEED Technology, Inc.	3,551,146
17,536	LEENO Industrial, Inc.	2,281,775
25,904	Melexis NV	1,458,610
356,734	Silergy Corp.	4,143,743

		11,435,274

	Specialty Chemicals 1.3%
15,561	Balchem Corp.	2,583,126

	Systems Software 1.3%
7,496	CyberArk Software Ltd.*	2,533,648

	Trading Companies & Distributors 5.3%
74,557	Diploma PLC	3,732,267
341,500	MonotaRO Co. Ltd.	6,379,470

		10,111,737

	Transaction & Payment Processing Services 3.0%
71,183	Shift4 Payments, Inc., Class A*	5,816,363

	Total Common Stocks (cost $158,989,241)	194,056,039

	Total Investments (cost $158,989,241) 100.9%§	194,056,039

	Liabilities less Other Assets (0.9%)	(1,737,467)

	Net Assets 100.0%	$192,318,572

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 43.47%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Global Opportunities Fund’s investments were in the following countries:

Country	%
Australia	2.2
Belgium	0.8
India	13.8
Israel	4.2
Italy	0.5
Japan	13.2
South Korea	1.2
Sweden	0.6
Taiwan	7.4
United Kingdom	3.9
United States	52.2

TOTAL	100.0%

Wasatch Global Select Fund (WAGSX / WGGSX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 101.5%

	Application Software 14.6%
4,657	Descartes Systems Group, Inc.*	$468,823
547	HubSpot, Inc.*	312,496
4,219	Procore Technologies, Inc.*	278,538
1,025	Roper Technologies, Inc.	604,320
2,678	Xero Ltd.*	261,757

		1,925,934

	Broadline Retail 6.4%
2,116	Dollarama, Inc.	226,267
316	MercadoLibre, Inc.*	616,475

		842,742

	Building Products 3.7%
7,065	Assa Abloy AB, Class B	212,100
4,760	Trex Co., Inc.*	276,556

		488,656

	Cargo Ground Transportation 3.2%
2,532	Old Dominion Freight Line, Inc.	418,919

	Consumer Finance 5.7%
7,267	Bajaj Finance Ltd.	757,140

	Distributors 2.8%
1,175	Pool Corp.	374,061

	Diversified Banks 4.5%
17,459	HDFC Bank Ltd.	372,159
21,128	NU Holdings Ltd., Class A*	216,351

		588,510

	Diversified Support Services 4.1%
9,670	Copart, Inc.*	547,225

	Drug Retail 3.2%
22,700	Sugi Holdings Co. Ltd.	425,528

	Electrical Components & Equipment 2.7%
44,800	WEG SA	355,483

	Electronic Components 3.1%
6,269	Amphenol Corp., Class A	411,184

	Electronic Equipment & Instruments 3.0%
11,764	Halma PLC	394,701

	Financial Exchanges & Data 4.0%
1,782	Morningstar, Inc.	534,368

	Health Care Equipment 2.0%
2,640	DiaSorin SpA	262,183

	Hotels, Resorts & Cruise Lines 2.1%
4,367	Trip.com Group Ltd., ADR	277,654

	Industrial Machinery & Supplies & Components 4.2%
1,719	RBC Bearings, Inc.*	553,123

Shares		Value

	Interactive Media & Services 4.6%
5,791	Scout24 SE	$606,447

	IT Consulting & Other Services 1.4%
1,541	Globant SA*	181,407

	Life Sciences Tools & Services 2.3%
1,772	ICON PLC*	310,082

	Managed Health Care 4.2%
6,268	HealthEquity, Inc.*	553,903

	Movies & Entertainment 2.2%
527	Spotify Technology SA*	289,866

	Research & Consulting Services 4.9%
14,880	BayCurrent, Inc.	644,811

	Semiconductors 4.3%
543	Monolithic Power Systems, Inc.	314,929
21,419	Silergy Corp.	248,799

		563,728

	Trading Companies & Distributors 3.8%
27,076	MonotaRO Co. Ltd.	505,799

	Transaction & Payment Processing Services 4.5%
4,325	Block, Inc.*	234,977
4,413	Shift4 Payments, Inc., Class A*	360,586

		595,563

	Total Common Stocks (cost $10,716,625)	13,409,017

	Total Investments (cost $10,716,625) 101.5%§	13,409,017

	Liabilities less Other Assets (1.5%)	(197,233)

	Net Assets 100.0%	$13,211,784

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 35.51%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

Wasatch Global Select Fund (WAGSX / WGGSX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

At March 31, 2025, the Wasatch Global Select Fund’s investments were in the following countries:

Country	%
Australia	1.9
Brazil	4.3
Canada	5.2
China	2.1
Germany	4.5
India	8.4
Ireland	2.3
Italy	2.0
Japan	11.8
Sweden	3.7
Taiwan	1.9
United Kingdom	2.9
United States	49.0

TOTAL	100.0%

Wasatch Global Value Fund (FMIEX / WILCX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.4%

	Broadline Retail 2.1%
166,300	Alibaba Group Holding Ltd.	$2,751,594

	Commodity Chemicals 1.1%
43,000	Dow, Inc.	1,501,560

	Consumer Staples Merchandise Retail 2.4%
35,000	Dollar General Corp.	3,077,550

	Diversified Banks 14.6%
50,000	Citigroup, Inc.	3,549,500
187,000	ING Groep NV, ADR	3,663,330
19,000	JPMorgan Chase & Co.	4,660,700
46,000	Toronto-Dominion Bank	2,756,388
162,000	United Overseas Bank Ltd.	4,571,074

		19,200,992

	Diversified Metals & Mining 2.0%
108,000	BHP Group Ltd.	2,620,419

	Electric Utilities 11.4%
44,000	Duke Energy Corp.	5,366,680
62,000	Evergy, Inc.	4,274,900
115,000	Exelon Corp.	5,299,200

		14,940,780

	Food Retail 3.0%
106,000	Koninklijke Ahold Delhaize NV	3,959,633

	Health Care Services 2.7%
21,000	Quest Diagnostics, Inc.	3,553,200

	Industrial REITs 1.9%
1,582,900	Mapletree Industrial Trust	2,468,755

	Integrated Oil & Gas 8.8%
23,400	Chevron Corp.	3,914,586
69,000	Suncor Energy, Inc.	2,671,679
77,000	TotalEnergies SE	4,961,336

		11,547,601

	Integrated Telecommunication Services 7.8%
137,000	AT&T, Inc.	3,874,360
17,000,000	Telkom Indonesia Persero Tbk. PT	2,468,905
87,000	Verizon Communications, Inc.	3,946,320

		10,289,585

	IT Consulting & Other Services 2.9%
41,000	Amdocs Ltd.	3,751,500

	Managed Health Care 2.5%
55,000	Centene Corp.*	3,339,050

	Multi-Line Insurance 3.2%
97,000	AXA SA	4,144,396

	Other Specialized REITs 3.3%
132,000	VICI Properties, Inc.	4,305,840

Shares		Value

	Paper Products 1.4%
70,000	UPM-Kymmene OYJ	$1,877,980

	Pharmaceuticals 10.7%
38,500	Johnson & Johnson	6,384,840
45,500	Novartis AG	5,053,676
174,000	Shionogi & Co. Ltd.	2,626,480

		14,064,996

	Property & Casualty Insurance 1.6%
21,000	Axis Capital Holdings Ltd.	2,105,040

	Rail Transportation 3.3%
18,500	Union Pacific Corp.	4,370,440

	Reinsurance 2.7%
5,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,474,464

	Retail REITs 2.1%
128,000	Kimco Realty Corp.	2,718,720

	Semiconductors 0.7%
41,000	Intel Corp.	931,110

	Technology Hardware, Storage & Peripherals 2.2%
72,000	Samsung Electronics Co. Ltd.	2,854,473

	Tobacco 2.9%
56,000	KT&G Corp.	3,851,776

	Trading Companies & Distributors 1.1%
82,000	Toyota Tsusho Corp.	1,381,524

	Total Common Stocks (cost $99,897,510)	129,082,978

	Total Investments (cost $99,897,510) 98.4%§	129,082,978

	Other Assets less Liabilities 1.6%	2,095,777

	Net Assets 100.0%	$131,178,755

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 37.40%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

Wasatch Global Value Fund (FMIEX / WILCX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

At March 31, 2025, the Wasatch Global Value Fund’s investments were in the following countries:

Country	%
Australia	2.0
Canada	4.2
China	2.1
Finland	1.5
France	7.1
Germany	2.7
Indonesia	1.9
Japan	3.1
Netherlands	5.9
Singapore	5.5
South Korea	5.2
Switzerland	3.9
United States	54.9

TOTAL	100.0%

Wasatch International Growth Fund (WAIGX / WIIGX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.5%

	Airport Services 1.2%
240,668	Grupo Aeroportuario del Centro Norte SAB de CV	$2,365,460

	Apparel Retail 1.3%
70,619	Aritzia, Inc.*	2,482,130

	Application Software 8.2%
55,480	Descartes Systems Group, Inc.*	5,585,204
264,900	Rakus Co. Ltd.	3,571,309
401,919	Technology One Ltd.	7,069,453

		16,225,966

	Asset Management & Custody Banks 3.8%
264,628	JTC PLC	3,121,549
267,161	Netwealth Group Ltd.	4,339,788

		7,461,337

	Broadline Retail 3.6%
262,300	Ryohin Keikaku Co. Ltd.	7,165,640

	Building Products 2.0%
137,961	Carel Industries SpA	2,515,128
137,984	Munters Group AB	1,410,375

		3,925,503

	Casinos & Gaming 2.0%
186,376	Sportradar Group AG, Class A*	4,029,449

	Commercial & Residential Mortgage Finance 0.8%
284,482	OSB Group PLC	1,591,070

	Consumer Finance 4.1%
324,298	Cholamandalam Financial Holdings Ltd.	6,618,176
169,885	Five-Star Business Finance Ltd.*	1,432,973

		8,051,149

	Diversified Banks 2.9%
83,800	Rakuten Bank Ltd.*	3,643,991
37,904	TBC Bank Group PLC	2,022,150

		5,666,141

	Diversified Real Estate Activities 1.2%
280,696	Patrizia SE	2,273,696

	Diversified Support Services 2.3%
243,993	Japan Elevator Service Holdings Co. Ltd.	4,487,176

	Drug Retail 3.3%
198,732	Raia Drogasil SA	663,433
315,100	Sugi Holdings Co. Ltd.	5,906,780

		6,570,213

	Electrical Components & Equipment 1.4%
58,969	Voltronic Power Technology Corp.	2,757,524

Shares		Value

	Electronic Equipment & Instruments 4.7%
192,606	Halma PLC	$6,462,231
139,723	Lagercrantz Group AB, Class B	2,881,740

		9,343,971

	Health Care Equipment 2.6%
51,481	DiaSorin SpA	5,112,662

	Health Care Facilities 1.8%
273,760	Max Healthcare Institute Ltd.	3,501,586

	Health Care Services 0.2%
14,578	Dr. Lal PathLabs Ltd.	421,355

	Health Care Technology 0.7%
74,027	JMDC, Inc.	1,372,465

	Human Resource & Employment Services 2.0%
1,579	Benefit Systems SA	1,176,205
380,305	SMS Co. Ltd.	2,864,694

		4,040,899

	Industrial Machinery & Supplies & Components 3.2%
63,000	Airtac International Group	1,599,984
135,467	Elgi Equipments Ltd.	760,346
11,917	Kardex Holding AG	3,152,246
32,131	Stabilus SE	844,174

		6,356,750

	Interactive Media & Services 9.1%
806,361	Baltic Classifieds Group PLC	3,130,057
142,289	Hemnet Group AB	4,719,266
65,400	Kakaku.com, Inc.	936,685
236,835	Rightmove PLC	2,108,574
67,774	Scout24 SE	7,097,457

		17,992,039

	Investment Banking & Brokerage 2.4%
906,454	AJ Bell PLC	4,750,076

	IT Consulting & Other Services 6.3%
66,810	Endava PLC, ADR*	1,303,463
17,381	Globant SA*	2,046,092
15,683	Persistent Systems Ltd.	1,006,464
14,822	Reply SpA	2,427,891
281,508	Softcat PLC	5,770,143

		12,554,053

	Life & Health Insurance 1.3%
242,994	Discovery Ltd.	2,643,976

	Movies & Entertainment 1.7%
34,490	CTS Eventim AG & Co. KGaA	3,460,113

	Property & Casualty Insurance 5.3%
164,303	Definity Financial Corp.	7,300,326
355,618	Qualitas Controladora SAB de CV	3,090,207

		10,390,533

Wasatch International Growth Fund (WAIGX / WIIGX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Regional Banks 1.7%
220,397	AU Small Finance Bank Ltd.	$1,371,753
29,777	EQB, Inc.	2,018,309

		3,390,062

	Research & Consulting Services 4.6%
212,200	BayCurrent, Inc.	9,195,491

	Semiconductor Materials & Equipment 0.8%
20,184	Camtek Ltd.	1,183,388
46,800	Japan Material Co. Ltd.	383,907

		1,567,295

	Semiconductors 3.7%
10,479	ASPEED Technology, Inc.	970,414
17,763	LEENO Industrial, Inc.	2,311,312
17,956	Melexis NV	1,011,072
259,768	Silergy Corp.	3,017,407

		7,310,205

	Trading Companies & Distributors 8.3%
145,426	Diploma PLC	7,279,916
484,948	MonotaRO Co. Ltd.	9,059,183

		16,339,099

	Total Common Stocks (cost $136,613,586)	194,795,084

	Total Investments (cost $136,613,586) 98.5%§	194,795,084

	Other Assets less Liabilities 1.5%	2,978,478

	Net Assets 100.0%	$197,773,562

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 77.07%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch International Growth Fund’s investments were in the following countries:

Country	%
Australia	5.9
Belgium	0.5
Brazil	0.3
Canada	8.9
Germany	7.0
India	7.8
Israel	0.6
Italy	5.2
Japan	24.9
Mexico	2.8
Poland	0.6
South Africa	1.4
South Korea	1.2
Sweden	4.6
Switzerland	3.7
Taiwan	4.3
United Kingdom	19.3
United States	1.0

TOTAL	100.0%

Wasatch International Opportunities Fund (WAIOX / WIIOX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.8%

	Alternative Carriers 2.6%
116,307	Chief Telecom, Inc.	$1,514,739

	Application Software 12.3%
13,873	Atoss Software SE	1,886,699
103,801	Bytes Technology Group PLC	655,089
98,390	Fortnox AB	857,251
123,618	m-up Holdings, Inc.	1,455,346
7,341	Mensch und Maschine Software SE	400,762
92,232	Rakus Co. Ltd.	1,243,447
31,900	Smaregi, Inc.*	607,820

		7,106,414

	Asset Management & Custody Banks 6.8%
130,612	JTC PLC	1,540,698
52,129	Prudent Corporate Advisory Services Ltd.	1,425,043
119,827	Tatton Asset Management PLC	950,564

		3,916,305

	Commercial & Residential Mortgage Finance 7.6%
82,681	Aavas Financiers Ltd.*	2,006,883
246,555	Mortgage Advice Bureau Holdings Ltd.	2,402,148

		4,409,031

	Commodity Chemicals 2.0%
110,430	Berger Paints India Ltd.	643,717
13,272	Supreme Industries Ltd.	529,188

		1,172,905

	Construction Machinery & Heavy Transportation Equipment 1.1%
43,531	Action Construction Equipment Ltd.	635,558

	Consumer Finance 1.5%
62,850	Premium Group Co. Ltd.	878,847

	Data Processing & Outsourced Services 0.9%
208,400	Infomart Corp.	496,285

	Distributors 1.0%
25,220	Supply Network Ltd.	566,569

	Diversified Support Services 11.1%
243,041	CMS Info Systems Ltd.	1,306,395
516,331	Frontken Corp. Bhd.	436,260
129,400	Japan Elevator Service Holdings Co. Ltd.	2,379,743
723,156	Johnson Service Group PLC	1,244,269
239,997	Prestige International, Inc.	1,062,676

		6,429,343

	Electrical Components & Equipment 2.5%
31,631	Voltronic Power Technology Corp.	1,479,137

	Electronic Equipment & Instruments 3.7%
96,000	Blackline Safety Corp.*	430,284
41,203	Nayax Ltd.*	1,395,476
2,100	Park Systems Corp.	300,212

		2,125,972

Shares		Value

	Food Retail 4.1%
16,726	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	$1,199,180
946,900	Sheng Siong Group Ltd.	1,153,508

		2,352,688

	Health Care Facilities 1.1%
38,112	Rainbow Children’s Medicare Ltd.	621,958

	Health Care Services 3.7%
180,917	Vijaya Diagnostic Centre Ltd.	2,125,247

	Human Resource & Employment Services 2.0%
1,571	Benefit Systems SA	1,170,246

	Industrial Machinery & Supplies & Components 1.1%
116,657	Elgi Equipments Ltd.	654,770

	Interactive Media & Services 8.9%
588,798	Baltic Classifieds Group PLC	2,285,541
67,772	Hemnet Group AB	2,247,778
36,139	MarkLines Co. Ltd.	599,999

		5,133,318

	Investment Banking & Brokerage 2.2%
239,498	AJ Bell PLC	1,255,037

	IT Consulting & Other Services 4.4%
51,879	baudroie, Inc.*	1,746,001
51,656	Grid Dynamics Holdings, Inc.*	808,416

		2,554,417

	Personal Care Products 2.4%
100,945	Sarantis SA	1,401,509

	Property & Casualty Insurance 2.3%
155,998	Qualitas Controladora SAB de CV	1,355,573

	Real Estate Services 1.6%
19,944	AZOOM Co. Ltd.	926,800

	Regional Banks 1.5%
13,251	EQB, Inc.	898,164

	Research & Consulting Services 3.5%
259,800	SIGMAXYZ Holdings, Inc.	1,643,883
64,000	Sporton International, Inc.	375,482

		2,019,365

	Semiconductor Materials & Equipment 1.7%
70,443	Gudeng Precision Industrial Co. Ltd.	856,158
18,300	Japan Material Co. Ltd.	150,117

		1,006,275

	Semiconductors 3.1%
12,628	Elmos Semiconductor SE	802,512
7,645	LEENO Industrial, Inc.	994,763

		1,797,275

Wasatch International Opportunities Fund (WAIOX / WIIOX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Trading Companies & Distributors 1.1%
93,342	Ashtead Technology Holdings PLC	$637,839

	Total Common Stocks (cost $34,388,957)	56,641,586

	Total Investments (cost $34,388,957) 97.8%§	56,641,586

	Other Assets less Liabilities 2.2%	1,284,315

	Net Assets 100.0%	$57,925,901

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 77.61%.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch International Opportunities Fund’s investments were in the following countries:

Country	%
Australia	1.0
Canada	2.3
Germany	5.4
Greece	2.5
India	17.6
Israel	4.6
Japan	23.3
Malaysia	0.8
Mexico	2.4
Poland	2.1
Singapore	2.0
South Korea	2.3
Sweden	5.5
Taiwan	7.4
United Kingdom	19.4
United States	1.4

TOTAL	100.0%

Wasatch International Select Fund (WAISX / WGISX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.8%

	Aerospace & Defense 1.1%
2,047	BAE Systems PLC	$41,334

	Apparel, Accessories & Luxury Goods 2.0%
29	Hermes International SCA	76,302

	Application Software 8.4%
48	Constellation Software, Inc.	152,013
1,135	Descartes Systems Group, Inc.*	114,261
544	Xero Ltd.*	53,172

		319,446

	Asset Management & Custody Banks 3.8%
102	Partners Group Holding AG	145,167

	Automobile Manufacturers 4.5%
399	Ferrari NV	170,397

	Broadline Retail 8.4%
2,379	Dollarama, Inc.	254,391
2,377	Ryohin Keikaku Co. Ltd.	64,936

		319,327

	Building Products 3.0%
2,735	Assa Abloy AB, Class B	82,108
50	Belimo Holding AG	30,826

		112,934

	Casinos & Gaming 3.4%
5,853	Sportradar Group AG, Class A*	126,542

	Diversified Banks 4.0%
3,434	Rakuten Bank Ltd.*	149,325

	Diversified Real Estate Activities 4.0%
4,000	Sumitomo Realty & Development Co. Ltd.	150,294

	Drug Retail 2.9%
5,800	Sugi Holdings Co. Ltd.	108,725

	Electronic Equipment & Instruments 5.0%
5,638	Halma PLC	189,164

	Health Care Equipment 2.9%
1,115	DiaSorin SpA	110,733

	Industrial Machinery & Supplies & Components 1.4%
146	VAT Group AG	52,627

	Interactive Home Entertainment 1.4%
800	Nintendo Co. Ltd.	54,382

	Interactive Media & Services 8.5%
959	REA Group Ltd.	133,056
1,796	Scout24 SE	188,082

		321,138

	Life Sciences Tools & Services 2.4%
519	ICON PLC*	90,820

Shares		Value

	Movies & Entertainment 4.3%
298	Spotify Technology SA*	$163,909

	Pharmaceuticals 1.3%
2,100	Daiichi Sankyo Co. Ltd.	50,009

	Property & Casualty Insurance 4.5%
3,817	Definity Financial Corp.	169,597

	Real Estate Services 4.7%
1,079	FirstService Corp.	178,917

	Research & Consulting Services 6.5%
2,750	BayCurrent, Inc.	119,169
821	Wolters Kluwer NV	127,826

		246,995

	Semiconductor Materials & Equipment 2.5%
107	ASM International NV	48,759
454	BE Semiconductor Industries NV	47,446

		96,205

	Soft Drinks & Non-Alcoholic Beverages 2.1%
1,708	Coca-Cola HBC AG	77,355

	Trading Companies & Distributors 2.5%
5,000	MonotaRO Co. Ltd.	93,404

	Transaction & Payment Processing Services 2.3%
57	Adyen NV*	87,369

	Total Common Stocks (cost $3,028,934)	3,702,417

	Total Investments (cost $3,028,934) 97.8%§	3,702,417

	Other Assets less Liabilities 2.2%	81,884

	Net Assets 100.0%	$3,784,301

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 64.79%.

	See Notes to Financial Statements.

Wasatch International Select Fund (WAISX / WGISX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

At March 31, 2025, the Wasatch International Select Fund’s investments were in the following countries:

Country	%
Australia	5.0
Canada	23.5
France	2.1
Germany	5.1
Ireland	2.5
Italy	7.6
Japan	21.3
Netherlands	8.4
Sweden	6.6
Switzerland	9.6
United Kingdom	8.3

TOTAL	100.0%

Wasatch International Value Fund (WAIVX / WGIVX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 95.9%

	Automobile Manufacturers 2.0%
5,400	Subaru Corp.	$96,709

	Broadline Retail 2.2%
6,400	Alibaba Group Holding Ltd.	105,894

	Construction & Engineering 2.3%
2,736	Bouygues SA	107,854

	Diversified Banks 15.7%
10,947	HSBC Holdings PLC	124,100
7,402	ING Groep NV	145,015
10,600	Nordea Bank Abp	135,203
21,000	Piraeus Financial Holdings SA	115,390
2,189	Toronto-Dominion Bank	131,168
3,400	United Overseas Bank Ltd.	95,936

		746,812

	Diversified Metals & Mining 2.5%
1,650	Rio Tinto Ltd.	119,724

	Electronic Manufacturing Services 2.0%
10,200	Venture Corp. Ltd.	93,550

	Food Retail 2.5%
3,232	Koninklijke Ahold Delhaize NV	120,731

	Health Care Distributors 2.1%
6,400	Medipal Holdings Corp.	99,857

	Industrial Machinery & Supplies & Components 1.9%
1,650	ANDRITZ AG	92,575

	Industrial REITs 1.8%
56,300	Mapletree Industrial Trust	87,808

	Integrated Oil & Gas 9.3%
17,203	BP PLC	96,534
8,341	Eni SpA	129,006
2,606	Suncor Energy, Inc.	100,904
1,830	TotalEnergies SE	117,912

		444,356

	Integrated Telecommunication Services 6.1%
4,071	Deutsche Telekom AG	150,301
15,118	Telekom Austria AG	141,239

		291,540

	Multi-Line Insurance 3.0%
3,284	AXA SA	140,311

	Multi-Utilities 7.7%
8,696	Engie SA	169,449
15,000	National Grid PLC	195,663

		365,112

	Paper Products 2.5%
4,350	UPM-Kymmene OYJ	116,703

Shares		Value

	Pharmaceuticals 9.5%
4,950	GSK PLC	$94,595
1,200	Novartis AG	133,284
1,130	Sanofi SA	125,116
6,600	Shionogi & Co. Ltd.	99,625

		452,620

	Real Estate Development 2.0%
93,500	Sino Land Co. Ltd.	93,597

	Regional Banks 2.3%
10,200	Shizuoka Financial Group, Inc.	111,512

	Reinsurance 4.8%
157	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	99,180
751	Swiss Re AG	127,804

		226,984

	Soft Drinks & Non-Alcoholic Beverages 2.7%
3,900	Suntory Beverage & Food Ltd.	128,668

	Technology Hardware, Storage & Peripherals 2.3%
2,711	Samsung Electronics Co. Ltd.	107,479

	Tobacco 6.4%
3,853	British American Tobacco PLC	158,067
5,400	Japan Tobacco, Inc.	148,425

		306,492

	Trading Companies & Distributors 2.3%
6,400	Toyota Tsusho Corp.	107,826

	Total Common Stocks (cost $4,181,672)	4,564,714

	Total Investments (cost $4,181,672) 95.9%§	4,564,714

	Other Assets less Liabilities 4.1%	196,819

	Net Assets 100.0%	$4,761,533

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 88.03%. REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

Wasatch International Value Fund (WAIVX / WGIVX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

At March 31, 2025, the Wasatch International Value Fund’s investments were in the following countries:

Country	%
Australia	2.6
Austria	5.1
Canada	5.1
China	2.3
Finland	5.5
France	14.5
Germany	5.5
Greece	2.5
Hong Kong	2.0
Italy	2.8
Japan	17.4
Netherlands	5.8
Singapore	6.1
South Korea	2.4
Switzerland	5.7
United Kingdom	14.7

TOTAL	100.0%

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 105.3%

	Application Software 12.8%
10,817	Guidewire Software, Inc.* ††	$2,026,673
3,194	HubSpot, Inc.* ††	1,824,700
4,985	Roper Technologies, Inc.††	2,939,058
9,451	Workday, Inc., Class A* ††	2,207,092

		8,997,523

	Asset Management & Custody Banks 2.9%
13,573	Hamilton Lane, Inc., Class A††	2,017,898

	Automotive Parts & Equipment 0.7%
15,522	XPEL, Inc.* ††	456,036

	Automotive Retail 2.5%
51,363	Valvoline, Inc.* ††	1,787,946

	Biotechnology 2.2%
300,150	C4 Therapeutics, Inc.*	480,240
168,804	MacroGenics, Inc.*	214,381
57,441	Nkarta, Inc.*	105,691
25,452	Nurix Therapeutics, Inc.* ††	302,370
279,690	Sangamo Therapeutics, Inc.*	183,421
11,558	Viking Therapeutics, Inc.* ††	279,126

		1,565,229

	Broadcasting 1.5%
55,991	TEGNA, Inc.††	1,020,156

	Building Products 1.9%
22,815	Trex Co., Inc.* ††	1,325,552

	Construction Machinery & Heavy Transportation Equipment 1.9%
14,536	Oshkosh Corp.††	1,367,547

	Consumer Finance 2.0%
96,109	EZCORP, Inc., Class A*	1,414,724

	Distillers & Vintners 1.1%
25,152	MGP Ingredients, Inc.††	738,966

	Distributors 2.4%
5,339	Pool Corp.††	1,699,671

	Electronic Equipment & Instruments 2.1%
11,273	Novanta, Inc.* ††	1,441,479

	Electronic Manufacturing Services 2.2%
7,948	Fabrinet*	1,569,809

	Financial Exchanges & Data 6.1%
7,973	MarketAxess Holdings, Inc.††	1,724,958
8,633	Morningstar, Inc.††	2,588,778

		4,313,736

	Health Care Equipment 2.0%
8,637	Inspire Medical Systems, Inc.* ††	1,375,701

	Health Care Facilities 4.1%
22,172	Ensign Group, Inc.††	2,869,057

Shares		Value

	Health Care Services 3.2%
12,973	Addus HomeCare Corp.* ††	$1,282,900
39,034	Pennant Group, Inc.*	981,705

		2,264,605

	Health Care Supplies 1.2%
4,298	UFP Technologies, Inc.* ††	866,950

	Home Improvement Retail 2.3%
20,405	Floor & Decor Holdings, Inc., Class A* ††	1,641,990

	Homebuilding 2.7%
20,143	Champion Homes, Inc.* ††	1,908,751

	Human Resource & Employment Services 2.8%
10,380	Paylocity Holding Corp.* ††	1,944,589

	Industrial Machinery & Supplies & Components 5.9%
6,163	Kadant, Inc.††	2,076,376
6,465	RBC Bearings, Inc.* ††	2,080,243

		4,156,619

	Investment Banking & Brokerage 1.7%
20,918	Moelis & Co., Class A	1,220,774

	IT Consulting & Other Services 1.5%
8,747	Globant SA* ††	1,029,697

	Leisure Products 1.4%
30,149	YETI Holdings, Inc.* ††	997,932

	Life Sciences Tools & Services 2.4%
5,527	Medpace Holdings, Inc.* ††	1,684,022

	Managed Health Care 3.4%
26,812	HealthEquity, Inc.* ††	2,369,376

	Oil & Gas Equipment & Services 2.1%
32,146	Cactus, Inc., Class A††	1,473,251

	Oil & Gas Storage & Transportation 2.0%
133,607	DHT Holdings, Inc.††	1,402,874

	Other Specialty Retail 0.7%
6,488	Five Below, Inc.*	486,113

	Packaged Foods & Meats 2.9%
54,177	Flowers Foods, Inc.††	1,029,905
11,943	Freshpet, Inc.* ††	993,299

		2,023,204

	Passenger Airlines 1.7%
12,723	Copa Holdings SA, Class A	1,176,369

	Pharmaceuticals 1.7%
405,332	Esperion Therapeutics, Inc.*	583,678
98,309	Phathom Pharmaceuticals, Inc.*	616,398

		1,200,076

	Property & Casualty Insurance 1.3%
8,942	Axis Capital Holdings Ltd.††	896,346

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Regional Banks 2.9%
46,833	Bank OZK††	$2,034,894

	Research & Consulting Services 1.8%
14,687	ICF International, Inc.††	1,247,954

	Self-Storage REITs 2.7%
47,741	National Storage Affiliates Trust††	1,880,995

	Semiconductors 2.2%
2,725	Monolithic Power Systems, Inc.††	1,580,445

	Specialty Chemicals 1.9%
14,452	Innospec, Inc.††	1,369,327

	Technology Distributors 0.7%
14,094	ScanSource, Inc.* ††	479,337

	Transaction & Payment Processing Services 3.9%
28,726	Block, Inc.* ††	1,560,684
11,104	Euronet Worldwide, Inc.*	1,186,462

		2,747,146

	Total Common Stocks (cost $71,790,320)	74,044,666

	WARRANTS 0.0%

	Biotechnology 0.0%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	28,571

	Total Warrants (cost $36,978)	28,571

	COMMON STOCKS SOLD SHORT (32.5%)

	Advertising 0.8%
(46,465)	Thryv Holdings, Inc.*	(595,217)

	Aerospace & Defense 0.4%
(15,505)	Rocket Lab USA, Inc.*	(277,229)

	Alternative Carriers 0.6%
(18,887)	Globalstar, Inc.*	(393,983)

	Apparel Retail 0.6%
(18,519)	Revolve Group, Inc.*	(397,973)

	Apparel, Accessories & Luxury Goods 0.4%
(67,864)	Figs, Inc., Class A*	(311,496)

	Application Software 5.2%
(21,112)	Asana, Inc., Class A*	(307,602)
(17,490)	Confluent, Inc., Class A*	(409,966)
(104,429)	CS Disco, Inc.*	(427,115)
(77,040)	Domo, Inc., Class B*	(597,830)
(24,377)	Informatica, Inc., Class A*	(425,379)
(5,962)	Nutanix, Inc., Class A*	(416,207)
(60,624)	Sprinklr, Inc., Class A*	(506,210)
(87,995)	Yext, Inc.*	(542,049)

		(3,632,358)

Shares		Value

	Asset Management & Custody Banks 0.3%
(1,589)	ARES Management Corp., Class A	$(232,963)

	Biotechnology 0.4%
(8,266)	CRISPR Therapeutics AG*	(281,292)

	Communications Equipment 0.8%
(4,443)	Lumentum Holdings, Inc.*	(276,977)
(996)	Ubiquiti, Inc.	(308,899)

		(585,876)

	Electrical Components & Equipment 0.2%
(29,177)	Sunrun, Inc.*	(170,977)

	Electronic Equipment & Instruments 0.5%
(308,257)	SmartRent, Inc.*	(372,991)

	Health Care Equipment 1.2%
(36,952)	Alphatec Holdings, Inc.*	(374,693)
(64,583)	Pulmonx Corp.*	(434,644)

		(809,337)

	Health Care Facilities 1.1%
(19,609)	Acadia Healthcare Co., Inc.*	(594,545)
(1,531)	National HealthCare Corp.	(142,077)

		(736,622)

	Health Care REITs 0.6%
(2,965)	Welltower, Inc.	(454,268)

	Health Care Technology 0.5%
(13,755)	Phreesia, Inc.*	(351,578)

	Heavy Electrical Equipment 0.4%
(14,639)	Bloom Energy Corp., Class A*	(287,803)

	Homebuilding 0.6%
(17,752)	Legacy Housing Corp.*	(447,705)

	Hotels, Resorts & Cruise Lines 1.2%
(3,006)	Hyatt Hotels Corp., Class A	(368,235)
(54,347)	Lindblad Expeditions Holdings, Inc.*	(503,797)

		(872,032)

	Human Resource & Employment Services 0.9%
(10,492)	Dayforce, Inc.*	(611,998)

	Interactive Home Entertainment 0.8%
(9,403)	ROBLOX Corp., Class A*	(548,101)

	Interactive Media & Services 1.5%
(25,434)	Angi, Inc.*	(391,938)
(133,557)	Getty Images Holdings, Inc.*	(231,054)
(271,519)	Nextdoor Holdings, Inc.*	(415,424)

		(1,038,416)

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Internet Services & Infrastructure 0.8%
(1,306)	MongoDB, Inc.*	$(229,072)
(3,114)	Twilio, Inc., Class A*	(304,892)

		(533,964)

	Leisure Facilities 0.4%
(9,321)	Life Time Group Holdings, Inc.*	(281,494)

	Life Sciences Tools & Services 0.6%
(4,158)	Revvity, Inc.	(439,916)

	Multi-Family Residential REITs 0.5%
(19,394)	Elme Communities	(337,456)

	Other Specialty Retail 0.2%
(173,254)	Leslie’s, Inc.*	(127,428)

	Packaged Foods & Meats 1.4%
(205,069)	BRC, Inc., Class A*	(428,594)
(1,823)	J.M. Smucker Co.	(215,862)
(2,031)	Lancaster Colony Corp.	(355,425)

		(999,881)

	Passenger Airlines 0.8%
(61,953)	Frontier Group Holdings, Inc.*	(268,876)
(49,001)	Joby Aviation, Inc.*	(294,986)

		(563,862)

	Personal Care Products 0.8%
(102,542)	Coty, Inc., Class A*	(560,905)

	Real Estate Development 0.9%
(8,524)	Howard Hughes Holdings, Inc.*	(631,458)

	Real Estate Services 1.1%
(282,531)	Opendoor Technologies, Inc.*	(288,181)
(6,912)	Zillow Group, Inc., Class C*	(473,887)

		(762,068)

	Restaurants 0.8%
(2,606)	Cava Group, Inc.*	(225,184)
(13,206)	Sweetgreen, Inc., Class A*	(330,414)

		(555,598)

	Semiconductors 0.8%
(117,976)	indie Semiconductor, Inc., Class A*	(240,081)
(45,654)	SkyWater Technology, Inc.*	(323,687)

		(563,768)

	Specialty Chemicals 0.8%
(7,548)	Albemarle Corp.	(543,607)

	Technology Hardware, Storage & Peripherals 0.3%
(9,399)	IonQ, Inc.*	(207,436)

	Telecom Tower REITs 0.6%
(1,794)	SBA Communications Corp.	(394,698)

	Trading Companies & Distributors 0.6%
(16,374)	Xometry, Inc., Class A*	(408,040)

Shares		Value

	Transaction & Payment Processing Services 1.5%
(5,839)	Affirm Holdings, Inc.*	$(263,865)
(63,269)	Payoneer Global, Inc.*	(462,496)
(16,914)	Remitly Global, Inc.*	(351,811)

		(1,078,172)

	Water Utilities 0.6%
(9,141)	California Water Service Group	(442,973)

	Total Investments Sold Short (proceeds $25,709,812) (32.5%)	(22,842,939)

	Total Investments, Net of Investments Sold Short (cost $46,117,486) 72.9%	51,230,298

	Other Assets less Liabilities 27.1%	19,065,123

	Net Assets 100.0%	$70,295,421

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2025 amounted to approximately $28,571 and represented 0.04% of net assets.

††All or a portion of this security has been designated as collateral for short sales.

	REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short, were in the following countries:

Country	%
Norway	1.9
Panama	1.6
United States	96.5

TOTAL	100.0%

Wasatch Micro Cap Fund (WMICX / WGICX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.3%

	Aerospace & Defense 0.8%
156,992	TAT Technologies Ltd.*	$4,314,140

	Apparel, Accessories & Luxury Goods 1.7%
476,944	Lakeland Industries, Inc.‡‡	9,686,733

	Application Software 9.4%
136,471	Agilysys, Inc.*	9,899,606
363,563	Alkami Technology, Inc.*	9,543,529
559,682	AudioEye, Inc.*	6,212,470
372,875	Red Violet, Inc.	14,016,371
1,121,485	Weave Communications, Inc.*	12,437,269

		52,109,245

	Asset Management & Custody Banks 3.3%
1,396,212	GCM Grosvenor, Inc., Class A	18,471,885

	Automotive Parts & Equipment 1.9%
64,911	Patrick Industries, Inc.	5,488,874
180,554	XPEL, Inc.*	5,304,677

		10,793,551

	Biotechnology 0.3%
609,978	BriaPro Therapeutics Corp.* *** †	6,100
116,881	Nurix Therapeutics, Inc.*	1,388,546

		1,394,646

	Construction & Engineering 4.8%
171,362	Construction Partners, Inc., Class A*	12,315,787
189,220	Limbach Holdings, Inc.*	14,091,213

		26,407,000

	Consumer Finance 2.9%
1,099,913	EZCORP, Inc., Class A*	16,190,719

	Education Services 3.2%
451,828	Lincoln Educational Services Corp.*	7,170,510
408,932	Universal Technical Institute, Inc.*	10,501,374

		17,671,884

	Electronic Components 1.4%
104,630	Bel Fuse, Inc., Class B	7,832,602

	Electronic Equipment & Instruments 3.2%
2,044,835	Blackline Safety Corp.*	9,165,203
137,313	PAR Technology Corp.*	8,422,780

		17,587,983

	Electronic Manufacturing Services 1.8%
247,243	CTS Corp.	10,272,947

	Health Care Equipment 1.2%
354,033	Axogen, Inc.*	6,549,610

Shares		Value

	Health Care Services 6.6%
176,215	Addus HomeCare Corp.*	$17,425,902
349,817	Castle Biosciences, Inc.*	7,003,336
488,726	Pennant Group, Inc.*	12,291,459

		36,720,697

	Health Care Supplies 3.9%
376,548	OrthoPediatrics Corp.*	9,274,377
60,069	UFP Technologies, Inc.*	12,116,518

		21,390,895

	Home Furnishing Retail 1.0%
629,973	Arhaus, Inc.*	5,480,765

	Home Furnishings 0.5%
3,959,462	Purple Innovation, Inc.*	3,006,024

	Homebuilding 1.5%
421,888	Smith Douglas Homes Corp.*	8,235,254

	Human Resource & Employment Services 1.1%
638,796	Asure Software, Inc.*	6,100,502

	Industrial Machinery & Supplies & Components 5.2%
152,398	Helios Technologies, Inc.	4,890,452
473,031	Kornit Digital Ltd.*	9,025,431
91,382	Standex International Corp.	14,748,141

		28,664,024

	Internet Services & Infrastructure 1.3%
462,247	Couchbase, Inc.*	7,280,390

	Investment Banking & Brokerage 2.0%
588,838	Perella Weinberg Partners	10,834,619

	IT Consulting & Other Services 2.2%
782,350	Grid Dynamics Holdings, Inc.*	12,243,777

	Leisure Products 1.2%
1,076,100	Latham Group, Inc.*	6,919,323

	Oil & Gas Equipment & Services 1.7%
1,629,130	NPK International, Inc.*	9,465,245

	Packaged Foods & Meats 6.1%
104,361	Freshpet, Inc.*	8,679,704
2,230,296	Mama’s Creations, Inc.* ‡‡	14,519,227
347,085	Vital Farms, Inc.*	10,575,680

		33,774,611

	Personal Care Products 2.0%
415,694	Lifevantage Corp.	6,060,819
385,568	Nature’s Sunshine Products, Inc.*	4,838,878

		10,899,697

	Pharmaceuticals 0.3%
1,044,930	Esperion Therapeutics, Inc.*	1,504,699

Wasatch Micro Cap Fund (WMICX / WGICX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Property & Casualty Insurance 5.9%
337,696	Bowhead Specialty Holdings, Inc.*	$13,727,343
128,201	HCI Group, Inc.	19,131,435

		32,858,778

	Regional Banks 3.4%
252,678	Esquire Financial Holdings, Inc.	19,046,868

	Research & Consulting Services 2.1%
135,625	ICF International, Inc.	11,524,056

	Restaurants 2.7%
467,609	First Watch Restaurant Group, Inc.*	7,785,690
142,882	Kura Sushi USA, Inc., Class A*	7,315,558

		15,101,248

	Semiconductor Materials & Equipment 1.9%
521,925	Veeco Instruments, Inc.*	10,480,254

	Semiconductors 1.2%
44,618	SiTime Corp.*	6,820,754

	Soft Drinks & Non-Alcoholic Beverages 2.9%
528,293	Vita Coco Co., Inc.*	16,192,180

	Systems Software 1.2%
243,814	TECSYS, Inc.	6,946,509

	Technology Distributors 2.3%
117,843	Climb Global Solutions, Inc.	13,052,291

	Transaction & Payment Processing Services 2.2%
1,535,086	Cantaloupe, Inc.*	12,081,127

	Total Common Stocks (cost $501,366,818)	545,907,532

	PREFERRED STOCKS 1.7%

	Textiles 1.7%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	9,382,015

	Total Preferred Stocks (cost $10,000,013)	9,382,015

Shares		Value

	WARRANTS 0.0%

	Biotechnology 0.0%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	$249,112

	Pharmaceuticals 0.0%
7,500	IM Cannabis Corp., expiring 5/7/2026* *** †	—

	Total Warrants (cost $939,374)	249,112

	Total Investments (cost $512,306,205) 100.0%	555,538,659

	Liabilities less Other Assets (0.0%)	(252,577)

	Net Assets 100.0%	$555,286,082

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2025 amounted to approximately $9,637,227 and represented 1.74% of net assets.

‡‡Affiliated company (see Note 8).

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Micro Cap Fund’s investments were in the following countries:

Country	%
Canada	2.9
Israel	2.4
United States	94.7

TOTAL	100.0%

Wasatch Micro Cap Value Fund (WAMVX / WGMVX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 96.9%

	Aerospace & Defense 0.7%
74,816	TAT Technologies Ltd.*	$2,055,944

	Air Freight & Logistics 0.0%
3,139	Radiant Logistics, Inc.*	19,305

	Apparel Retail 0.9%
120,861	Shoe Carnival, Inc.	2,657,733

	Apparel, Accessories & Luxury Goods 1.6%
240,526	Lakeland Industries, Inc.	4,885,083

	Application Software 7.0%
293,473	AudioEye, Inc.*	3,257,550
220,000	Red Violet, Inc.	8,269,800
170,000	SoundThinking, Inc.*	2,881,500
618,383	Weave Communications, Inc.*	6,857,868

		21,266,718

	Asset Management & Custody Banks 2.1%
472,933	GCM Grosvenor, Inc., Class A	6,256,904

	Automotive Parts & Equipment 1.0%
36,210	Patrick Industries, Inc.	3,061,918

	Commercial & Residential Mortgage Finance 1.0%
323,057	Mortgage Advice Bureau Holdings Ltd.	3,147,495

	Communications Equipment 0.9%
101,000	Digi International, Inc.*	2,810,830

	Construction & Engineering 6.2%
57,000	Construction Partners, Inc., Class A*	4,096,590
74,765	Granite Construction, Inc.	5,637,281
98,179	Limbach Holdings, Inc.*	7,311,390
17,500	Sterling Infrastructure, Inc.*	1,981,175

		19,026,436

	Consumer Finance 2.2%
454,000	EZCORP, Inc., Class A*	6,682,880

	Diversified Support Services 2.6%
1,314,000	Johnson Service Group PLC	2,260,882
48,142	VSE Corp.	5,776,558

		8,037,440

	Education Services 1.0%
200,739	Lincoln Educational Services Corp.*	3,185,728

	Electronic Components 1.2%
49,600	Bel Fuse, Inc., Class B	3,713,056

	Electronic Equipment & Instruments 3.2%
259,838	Arlo Technologies, Inc.*	2,564,601
938,854	Blackline Safety Corp.*	4,208,060
47,635	PAR Technology Corp.*	2,921,931

		9,694,592

Shares		Value

	Electronic Manufacturing Services 1.8%
135,361	CTS Corp.	$5,624,249

	Food Distributors 1.9%
103,600	Chefs’ Warehouse, Inc.*	5,642,056

	Health Care Equipment 4.0%
2,034,000	AOTI, Inc.*	2,233,305
186,839	Axogen, Inc.*	3,456,522
165,000	Inmode Ltd.*	2,927,100
265,000	Tactile Systems Technology, Inc.*	3,503,300

		12,120,227

	Health Care Services 3.7%
41,119	Addus HomeCare Corp.*	4,066,258
116,000	Pennant Group, Inc.*	2,917,400
600,766	Viemed Healthcare, Inc.*	4,373,576

		11,357,234

	Health Care Supplies 2.9%
158,329	OrthoPediatrics Corp.*	3,899,643
24,600	UFP Technologies, Inc.*	4,962,066

		8,861,709

	Home Furnishing Retail 1.0%
363,562	Arhaus, Inc.*	3,162,989

	Homebuilding 3.5%
114,000	Champion Homes, Inc.*	10,802,640

	Industrial Machinery & Supplies & Components 3.0%
137,000	Graham Corp.*	3,948,340
32,586	Standex International Corp.	5,259,054

		9,207,394

	Internet Services & Infrastructure 1.7%
328,000	Couchbase, Inc.*	5,166,000

	Investment Banking & Brokerage 3.7%
263,000	JDC Group AG*	5,772,951
296,000	Perella Weinberg Partners	5,446,400

		11,219,351

	IT Consulting & Other Services 1.4%
273,000	Grid Dynamics Holdings, Inc.*	4,272,450

	Leisure Products 1.3%
601,000	Latham Group, Inc.*	3,864,430

	Mortgage REITs 1.6%
442,012	Sunrise Realty Trust, Inc.	4,893,073

	Oil & Gas Equipment & Services 1.5%
811,112	NPK International, Inc.*	4,712,561

	Packaged Foods & Meats 5.0%
1,196,000	LT Foods Ltd.	5,303,995
801,044	Mama’s Creations, Inc.*	5,214,796
151,788	Vital Farms, Inc.*	4,624,980

		15,143,771

Wasatch Micro Cap Value Fund (WAMVX / WGMVX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Pharmaceuticals 0.8%
9,235	Biote Corp., Class A*	$30,752
422,783	Journey Medical Corp.*	2,494,420

		2,525,172

	Property & Casualty Insurance 8.7%
183,089	Bowhead Specialty Holdings, Inc.*	7,442,568
76,360	HCI Group, Inc.	11,395,203
148,000	Skyward Specialty Insurance Group, Inc.*	7,832,160

		26,669,931

	Regional Banks 6.7%
45,000	Axos Financial, Inc.*	2,903,400
75,000	Esquire Financial Holdings, Inc.	5,653,500
316,000	Finwise Bancorp*	5,533,160
114,000	First Western Financial, Inc.*	2,240,100
127,500	Third Coast Bancshares, Inc.*	4,254,675

		20,584,835

	Research & Consulting Services 1.8%
64,846	ICF International, Inc.	5,509,965

	Restaurants 0.6%
308,317	GEN Restaurant Group, Inc.* ‡‡	1,701,910

	Semiconductor Materials & Equipment 1.4%
215,000	Veeco Instruments, Inc.*	4,317,200

	Soft Drinks & Non-Alcoholic Beverages 1.5%
146,000	Vita Coco Co., Inc.*	4,474,900

	Technology Distributors 1.6%
44,500	Climb Global Solutions, Inc.	4,928,820

	Technology Hardware, Storage & Peripherals 1.0%
105,000	CPI Card Group, Inc.*	3,062,850

	Trading Companies & Distributors 2.3%
174,000	ADENTRA, Inc.	3,335,992
143,867	Karat Packaging, Inc.	3,823,985

		7,159,977

	Water Utilities 0.9%
105,134	Consolidated Water Co. Ltd.	2,574,732

	Total Common Stocks (cost $223,180,520)	296,062,488

Shares		Value

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
131	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	$—

	Total Warrants (cost $396,902)	—

	Total Investments (cost $223,577,422) 96.9%§	296,062,488

	Other Assets less Liabilities 3.1%	9,626,766

	Net Assets 100.0%	$305,689,254

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2025 amounted to approximately $0 and represented 0.00% of net assets.

‡‡Affiliated company (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.76%.

REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Micro Cap Value Fund’s investments were in the following countries:

Country	%
Canada	2.5
Germany	2.0
India	1.8
Israel	1.7
United Kingdom	1.8
United States	90.2

TOTAL	100.0%

Wasatch Small Cap Growth Fund (WAAEX / WIAEX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 95.3%

	Aerospace & Defense 1.6%
393,761	Loar Holdings, Inc.*	$27,819,215

	Application Software 8.0%
483,605	Agilysys, Inc.*	35,080,707
923,072	Alkami Technology, Inc.*	24,230,640
1,715,643	Clearwater Analytics Holdings, Inc., Class A*	45,979,232
1,402,501	nCino, Inc.*	38,526,703

		143,817,282

	Asset Management & Custody Banks 1.9%
648,118	StepStone Group, Inc., Class A	33,851,203

	Automotive Parts & Equipment 1.1%
685,506	XPEL, Inc.*	20,140,166

	Automotive Retail 3.0%
1,560,948	Valvoline, Inc.*	54,336,600

	Broadline Retail 5.6%
607,775	Global-e Online Ltd.*	21,667,179
676,367	Ollie’s Bargain Outlet Holdings, Inc.*	78,702,064

		100,369,243

	Building Products 3.5%
493,755	AAON, Inc.	38,577,078
418,044	Trex Co., Inc.*	24,288,357

		62,865,435

	Construction & Engineering 3.1%
769,155	Construction Partners, Inc., Class A*	55,279,170

	Diversified Support Services 0.9%
1,078,574	ACV Auctions, Inc., Class A*	15,197,108

	Health Care Equipment 2.4%
213,703	Inspire Medical Systems, Inc.*	34,038,614
140,865	TransMedics Group, Inc.*	9,477,397

		43,516,011

	Health Care Facilities 3.5%
488,291	Ensign Group, Inc.	63,184,855

	Health Care Services 3.1%
568,606	Addus HomeCare Corp.*	56,229,447

	Health Care Supplies 2.0%
175,875	UFP Technologies, Inc.*	35,475,746

	Health Care Technology 0.1%
134,584	Certara, Inc.*	1,332,382

	Home Improvement Retail 2.0%
447,540	Floor & Decor Holdings, Inc., Class A*	36,013,544

	Homebuilding 1.1%
282,897	LGI Homes, Inc.*	18,804,164

	Human Resource & Employment Services 4.2%
404,968	Paylocity Holding Corp.*	75,866,705

Shares		Value

	Industrial Machinery & Supplies & Components 4.2%
234,276	RBC Bearings, Inc.*	$75,382,988

	Insurance Brokers 2.7%
413,778	Goosehead Insurance, Inc., Class A	48,850,631

	IT Consulting & Other Services 3.7%
311,211	Globant SA*	36,635,759
1,844,994	Grid Dynamics Holdings, Inc.*	28,874,156

		65,509,915

	Leisure Products 1.5%
820,575	YETI Holdings, Inc.*	27,161,032

	Life Sciences Tools & Services 2.5%
147,667	Medpace Holdings, Inc.*	44,992,658

	Managed Health Care 3.8%
775,277	HealthEquity, Inc.*	68,511,228

	Other Specialty Retail 1.2%
277,919	Five Below, Inc.*	20,823,081

	Packaged Foods & Meats 2.0%
343,512	Freshpet, Inc.*	28,569,893
257,099	Vital Farms, Inc.*	7,833,807

		36,403,700

	Personal Care Products 4.1%
991,868	BellRing Brands, Inc.*	73,854,491

	Regional Banks 3.7%
621,922	Pinnacle Financial Partners, Inc.	65,948,609

	Restaurants 2.7%
264,757	Dutch Bros, Inc., Class A*	16,346,097
369,060	Shake Shack, Inc., Class A*	32,540,020

		48,886,117

	Semiconductor Materials & Equipment 4.8%
423,273	Camtek Ltd.	24,816,496
330,206	Nova Ltd.*	60,866,872

		85,683,368

	Systems Software 3.5%
82,774	CyberArk Software Ltd.*	27,977,612
1,086,014	JFrog Ltd.*	34,752,448

		62,730,060

	Trading Companies & Distributors 3.8%
430,838	SiteOne Landscape Supply, Inc.*	52,320,967
217,581	Transcat, Inc.*	16,198,905

		68,519,872

	Transaction & Payment Processing Services 4.0%
1,569,975	Flywire Corp.*	14,914,763
692,492	Shift4 Payments, Inc., Class A*	56,583,521

		71,498,284

	Total Common Stocks (cost $1,268,690,578)	1,708,854,310

Wasatch Small Cap Growth Fund (WAAEX / WIAEX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	PREFERRED STOCKS 1.4%

	Systems Software 0.5%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	$8,000,002

	Textiles 0.9%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	16,887,594

	Total Preferred Stocks (cost $25,999,989)	24,887,596

	Total Investments (cost $1,294,690,567) 96.7%	1,733,741,906

	Other Assets less Liabilities 3.3%	58,304,539

	Net Assets 100.0%	$1,792,046,445

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2025 amounted to approximately $24,887,596 and represented 1.39% of net assets.

‡‡Affiliated company (see Note 8).

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Small Cap Growth Fund’s investments were in the following countries:

Country	%
Israel	7.8
United States	92.2

TOTAL	100.0%

Wasatch Small Cap Value Fund (WMCVX / WICVX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.7%

	Application Software 1.2%
1,573,810	Weave Communications, Inc.*	$17,453,553

	Asset Management & Custody Banks 5.5%
716,571	Artisan Partners Asset Management, Inc., Class A	28,017,926
331,115	Cohen & Steers, Inc.	26,571,979
186,680	Hamilton Lane, Inc., Class A	27,753,715

		82,343,620

	Automotive Retail 3.0%
1,265,058	Valvoline, Inc.*	44,036,669

	Broadline Retail 2.4%
308,202	Ollie’s Bargain Outlet Holdings, Inc.*	35,862,385

	Building Products 3.2%
1,917,170	Janus International Group, Inc.*	13,803,624
318,366	UFP Industries, Inc.	34,077,897

		47,881,521

	Cargo Ground Transportation 1.4%
58,421	Saia, Inc.*	20,414,050

	Commodity Chemicals 1.5%
213,090	Hawkins, Inc.	22,570,493

	Construction & Engineering 2.1%
413,547	Granite Construction, Inc.	31,181,444

	Construction Machinery & Heavy Transportation Equipment 2.3%
361,881	Allison Transmission Holdings, Inc.	34,621,155

	Distillers & Vintners 1.0%
481,650	MGP Ingredients, Inc.	14,150,877

	Education Services 3.6%
164,567	Grand Canyon Education, Inc.*	28,473,382
980,331	Universal Technical Institute, Inc.*	25,174,900

		53,648,282

	Electronic Equipment & Instruments 1.1%
1,592,809	Arlo Technologies, Inc.*	15,721,025

	Electronic Manufacturing Services 5.6%
647,678	Benchmark Electronics, Inc.	24,631,194
750,816	CTS Corp.	31,196,405
138,801	Fabrinet*	27,414,586

		83,242,185

	Financial Exchanges & Data 0.1%
649,923	Open Lending Corp.*	1,793,787

	Health Care Facilities 2.2%
250,815	Ensign Group, Inc.	32,455,461

	Health Care Supplies 1.6%
120,411	UFP Technologies, Inc.*	24,288,103

Shares		Value

	Homebuilding 3.4%
330,049	Champion Homes, Inc.*	$31,275,443
284,427	LGI Homes, Inc.*	18,905,863

		50,181,306

	Industrial Machinery & Supplies & Components 6.8%
97,077	Enpro, Inc.	15,706,088
426,347	Helios Technologies, Inc.	13,681,475
115,431	Kadant, Inc.	38,889,858
202,029	Standex International Corp.	32,605,461

		100,882,882

	Investment Banking & Brokerage 1.8%
449,955	Moelis & Co., Class A	26,259,374

	Leisure Products 1.6%
715,753	YETI Holdings, Inc.*	23,691,424

	Life Sciences Tools & Services 1.7%
81,751	Medpace Holdings, Inc.*	24,908,712

	Managed Health Care 2.3%
390,708	HealthEquity, Inc.*	34,526,866

	Mortgage REITs 1.4%
1,739,030	Arbor Realty Trust, Inc.	20,433,602

	Oil & Gas Equipment & Services 1.1%
341,224	Cactus, Inc., Class A	15,638,296

	Oil & Gas Exploration & Production 3.7%
1,085,859	Magnolia Oil & Gas Corp., Class A	27,428,798
534,105	Matador Resources Co.	27,287,425

		54,716,223

	Oil & Gas Storage & Transportation 1.6%
2,226,305	DHT Holdings, Inc.	23,376,202

	Other Specialty Retail 0.9%
187,486	Five Below, Inc.*	14,047,389

	Packaged Foods & Meats 2.0%
1,559,181	Flowers Foods, Inc.	29,640,031

	Paper Products 1.9%
415,421	Sylvamo Corp.	27,862,286

	Passenger Airlines 1.7%
277,984	Copa Holdings SA, Class A	25,702,401

	Regional Banks 10.6%
478,802	Axos Financial, Inc.*	30,892,305
824,597	Bank OZK	35,828,740
529,240	FB Financial Corp.	24,535,566
236,179	Hancock Whitney Corp.	12,387,588
334,092	Pinnacle Financial Partners, Inc.	35,427,116
231,937	ServisFirst Bancshares, Inc.	19,157,996

		158,229,311

Wasatch Small Cap Value Fund (WMCVX / WICVX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Research & Consulting Services 1.6%
276,937	ICF International, Inc.	$23,531,337

	Security & Alarm Services 0.8%
139,243	Brink’s Co.	11,997,177

	Self-Storage REITs 2.8%
1,062,302	National Storage Affiliates Trust	41,854,699

	Semiconductor Materials & Equipment 3.6%
218,194	Camtek Ltd.	12,792,714
127,058	Nova Ltd.*	23,420,601
877,870	Veeco Instruments, Inc.*	17,627,630

		53,840,945

	Soft Drinks & Non-Alcoholic Beverages 2.0%
979,312	Vita Coco Co., Inc.*	30,015,913

	Specialized Consumer Services 1.6%
615,485	Frontdoor, Inc.*	23,646,934

	Specialty Chemicals 1.7%
269,774	Innospec, Inc.	25,561,086

	Technology Distributors 1.0%
440,065	ScanSource, Inc.*	14,966,611

	Transaction & Payment Processing Services 2.3%
321,191	Euronet Worldwide, Inc.*	34,319,258

	Total Common Stocks (cost $1,291,377,551)	1,451,494,875

	Total Investments (cost $1,291,377,551) 97.7%	1,451,494,875

	Other Assets less Liabilities 2.3%	34,895,882

	Net Assets 100.0%	$1,486,390,757

	*Non-income producing.

	REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Small Cap Value Fund’s investments were in the following countries:

Country	%
Israel	2.5
Norway	1.6
Panama	1.8
United States	94.1

TOTAL	100.0%

Wasatch Ultra Growth Fund (WAMCX / WGMCX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.7%

	Application Software 5.4%
460,426	nCino, Inc.*	$12,647,902
204,665	Procore Technologies, Inc.*	13,511,984
172,807	Q2 Holdings, Inc.*	13,826,288

		39,986,174

	Biotechnology 7.4%
4,556,226	C4 Therapeutics, Inc.* ‡‡	7,289,962
470,913	Dyne Therapeutics, Inc.*	4,925,750
456,466	Exact Sciences Corp.*	19,760,413
534,153	Immatics NV*	2,409,030
2,822,577	MacroGenics, Inc.*	3,584,673
1,850,104	Nkarta, Inc.*	3,404,191
392,247	Nurix Therapeutics, Inc.*	4,659,894
4,531,718	Sangamo Therapeutics, Inc.*	2,971,901
225,322	Viking Therapeutics, Inc.*	5,441,526

		54,447,340

	Broadline Retail 2.1%
131,165	Ollie’s Bargain Outlet Holdings, Inc.*	15,262,359

	Building Products 1.8%
233,983	Trex Co., Inc.*	13,594,412

	Distributors 1.9%
44,810	Pool Corp.	14,265,264

	Environmental & Facilities Services 3.5%
227,844	Casella Waste Systems, Inc., Class A*	25,406,884

	Financial Exchanges & Data 2.4%
56,358	MarketAxess Holdings, Inc.	12,193,054
1,879,778	Open Lending Corp.*	5,188,187

		17,381,241

	Footwear 2.1%
344,693	On Holding AG, Class A*	15,138,917

	Health Care Equipment 9.0%
430,829	Artivion, Inc.*	10,589,777
450,597	AtriCure, Inc.*	14,536,259
129,525	Inspire Medical Systems, Inc.*	20,630,742
129,056	PROCEPT BioRobotics Corp.*	7,518,803
192,350	TransMedics Group, Inc.*	12,941,308

		66,216,889

	Health Care Services 1.6%
593,898	Castle Biosciences, Inc.*	11,889,838

	Health Care Supplies 2.7%
7,713,340	Cerus Corp.*	10,721,543
351,085	RxSight, Inc.*	8,864,896

		19,586,439

	Home Improvement Retail 1.5%
134,973	Floor & Decor Holdings, Inc., Class A*	10,861,277

	Homebuilding 2.5%
141,743	Champion Homes, Inc.*	13,431,567
79,289	LGI Homes, Inc.*	5,270,340

		18,701,907

Shares		Value

	Human Resource & Employment Services 3.1%
122,365	Paylocity Holding Corp.*	$22,923,859

	Industrial Machinery & Supplies & Components 2.4%
55,636	RBC Bearings, Inc.*	17,901,996

	Insurance Brokers 2.7%
166,234	Goosehead Insurance, Inc., Class A	19,625,586

	Internet Services & Infrastructure 1.9%
745,109	BigCommerce Holdings, Inc., Series 1*	4,291,828
611,639	Couchbase, Inc.*	9,633,314

		13,925,142

	IT Consulting & Other Services 1.6%
96,845	Globant SA*	11,400,593

	Managed Health Care 3.5%
290,636	HealthEquity, Inc.*	25,683,503

	Oil & Gas Exploration & Production 2.1%
255,252	Magnolia Oil & Gas Corp., Class A	6,447,665
168,655	Matador Resources Co.	8,616,584

		15,064,249

	Other Specialty Retail 1.5%
150,084	Five Below, Inc.*	11,245,044

	Packaged Foods & Meats 3.6%
315,508	Freshpet, Inc.*	26,240,800

	Personal Care Products 2.5%
244,624	BellRing Brands, Inc.*	18,214,703

	Pharmaceuticals 2.6%
6,675,165	Esperion Therapeutics, Inc.*	9,612,238
1,469,354	Phathom Pharmaceuticals, Inc.*	9,212,849

		18,825,087

	Regional Banks 2.2%
373,490	Bank OZK	16,228,141

	Semiconductor Materials & Equipment 9.2%
52,158	BE Semiconductor Industries NV	5,450,844
86,284	Camtek Ltd.	5,058,831
370,314	Kulicke & Soffa Industries, Inc.	12,212,956
82,749	Nova Ltd.*	15,253,123
1,056,172	PDF Solutions, Inc.*	20,183,447
453,400	Veeco Instruments, Inc.*	9,104,272

		67,263,473

	Semiconductors 1.9%
128,216	Power Integrations, Inc.	6,474,908
50,989	SiTime Corp.*	7,794,688

		14,269,596

	Specialty Chemicals 2.1%
93,801	Balchem Corp.	15,570,966

Wasatch Ultra Growth Fund (WAMCX / WGMCX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Systems Software 7.9%
59,749	CyberArk Software Ltd.*	$20,195,162
584,520	JFrog Ltd.*	18,704,640
78,689	Monday.com Ltd.*	19,134,017

		58,033,819

	Transaction & Payment Processing Services 3.0%
270,359	Shift4 Payments, Inc., Class A*	22,091,034

	Total Common Stocks (cost $680,695,473)	717,246,532

	PREFERRED STOCKS 1.9%

	Textiles 1.9%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	14,073,009

	Total Preferred Stocks (cost $15,000,004)	14,073,009

	WARRANTS 0.1%

	Biotechnology 0.1%
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	484,222

	Total Warrants (cost $626,686)	484,222

	Total Investments (cost $696,322,163) 99.7%§	731,803,763

	Other Assets less Liabilities 0.3%	2,153,774

	Net Assets 100.0%	$733,957,537

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2025 amounted to approximately $14,557,231 and represented 1.98% of net assets.

‡‡Affiliated company (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.74%.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch Ultra Growth Fund’s investments were in the following countries:

Country	%
Germany	0.3
Israel	8.2
Netherlands	0.7
Switzerland	2.1
United States	88.7

TOTAL	100.0%

Wasatch U.S. Select Fund (WAUSX / WGUSX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.6%

	Aerospace & Defense 4.1%
5,595	HEICO Corp., Class A	$1,180,377

	Application Software 22.2%
3,032	ANSYS, Inc.*	959,810
5,085	Guidewire Software, Inc.*	952,726
1,373	HubSpot, Inc.*	784,381
12,187	Procore Technologies, Inc.*	804,586
2,273	Roper Technologies, Inc.	1,340,115
1,072	Tyler Technologies, Inc.*	623,250
4,211	Workday, Inc., Class A*	983,395

		6,448,263

	Asset Management & Custody Banks 2.9%
5,696	Hamilton Lane, Inc., Class A	846,824

	Automotive Retail 3.3%
27,605	Valvoline, Inc.*	960,930

	Building Products 1.8%
9,079	Trex Co., Inc.*	527,490

	Cargo Ground Transportation 2.5%
4,479	Old Dominion Freight Line, Inc.	741,051

	Distributors 3.0%
2,696	Pool Corp.	858,272

	Diversified Support Services 4.3%
22,157	Copart, Inc.*	1,253,865

	Electrical Components & Equipment 4.1%
6,860	AMETEK, Inc.	1,180,880

	Electronic Components 3.0%
13,129	Amphenol Corp., Class A	861,131

	Electronic Equipment & Instruments 2.1%
4,670	Novanta, Inc.*	597,153

	Electronic Manufacturing Services 2.6%
3,774	Fabrinet*	745,403

	Financial Exchanges & Data 6.8%
3,774	MarketAxess Holdings, Inc.	816,505
3,883	Morningstar, Inc.	1,164,395

		1,980,900

	Health Care Equipment 1.3%
2,314	Inspire Medical Systems, Inc.*	368,574

	Health Care Facilities 3.4%
7,702	Ensign Group, Inc.	996,639

	Home Improvement Retail 1.7%
6,329	Floor & Decor Holdings, Inc., Class A*	509,295

	Human Resource & Employment Services 3.0%
4,582	Paylocity Holding Corp.*	858,392

Shares		Value

	Industrial Machinery & Supplies & Components 3.6%
3,242	RBC Bearings, Inc.*	$1,043,178

	IT Consulting & Other Services 1.5%
3,796	Globant SA*	446,865

	Life Sciences Tools & Services 4.1%
3,545	ICON PLC*	620,339
1,856	Medpace Holdings, Inc.*	565,505

		1,185,844

	Managed Health Care 4.2%
13,674	HealthEquity, Inc.*	1,208,371

	Personal Care Products 3.5%
13,784	BellRing Brands, Inc.*	1,026,357

	Semiconductor Materials & Equipment 2.3%
3,656	Nova Ltd.*	673,910

	Semiconductors 1.9%
959	Monolithic Power Systems, Inc.	556,201

	Transaction & Payment Processing Services 5.4%
10,840	Block, Inc.*	588,937
12,054	Shift4 Payments, Inc., Class A*	984,932

		1,573,869

	Total Common Stocks (cost $26,433,866)	28,630,034

	Total Investments (cost $26,433,866) 98.6%	28,630,034

	Other Assets less Liabilities 1.4%	418,985

	Net Assets 100.0%	$29,049,019

	*Non-income producing.

	See Notes to Financial Statements.

At March 31, 2025, the Wasatch U.S. Select Fund’s investments were in the following countries:

Country	%
Ireland	2.2
Israel	2.3
United States	95.5

TOTAL	100.0%

Wasatch-Hoisington U.S. Treasury Fund (WHOSX)	MARCH 31, 2025 (Unaudited)

Schedule of Investments

Principal Amount		Value

	U.S. GOVERNMENT OBLIGATIONS 97.7%
$46,000,000	U.S. Treasury Bond, 1.25%, 5/15/50	$22,708,907
47,700,000	U.S. Treasury Bond, 1.375%, 8/15/50	24,164,894
41,100,000	U.S. Treasury Bond, 1.875%, 11/15/51	23,505,668
160,000,000	U.S. Treasury STRIPS Principal, 0.00%, 8/15/47	55,387,267
33,700,000	U.S. Treasury STRIPS Principal, 2.00%, 8/15/51	9,769,209
35,200,000	U.S. Treasury STRIPS Principal, 3.625%, 5/15/53	9,602,080

	Total U.S. Government Obligations (cost $174,757,236)	145,138,025

	Total Investments (cost $174,757,236) 97.7%	145,138,025

	Other Assets less Liabilities 2.3%	3,489,872

	Net Assets 100.0%	$148,627,897

	See Notes to Financial Statements.

Wasatch Funds

Statements of Assets and Liabilities

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund

Assets:
Investments, at cost
Unaffiliated issuers	$3,518,612,652	$381,232,595	$334,642,943
Affiliated issuers[1]	51,622,504	—	—

	$3,570,235,156	$381,232,595	$334,642,943

Investments, at market value
Unaffiliated issuers	$4,224,489,351	$562,421,558	$381,462,006
Affiliated issuers[1]	37,431,080	—	—

	4,261,920,431	562,421,558	381,462,006
Cash	33,834,003	26,445,270	103,195
Foreign currency on deposit (cost of $0, $0, $1, $16,109, $3,871, $0, $1,626 and $2, respectively)	—	—	1
Receivable for investment securities sold	1,151,251	—	9,818
Capital shares receivable	3,654,187	1,199,706	54,973
Interest and dividends receivable	521,247	321,969	528,382
Prepaid expenses and other assets	102,036	25,959	36,063

Total Assets	4,301,183,155	590,414,462	382,194,438

Liabilities:
Payable for securities purchased	—	2,019,992	—
Capital shares payable	4,278,759	764,995	160,575
Dividends payable to shareholders	—	—	—
Payable to Advisor	3,736,510	587,463	327,624
Accrued fund administration fees	102,833	16,940	12,673
Accrued expenses and other liabilities	573,370	194,692	114,789
Foreign capital gains taxes payable	—	16,916,725	3,685,130
Line of credit payable	—	—	479,519

Total Liabilities	8,691,472	20,500,807	4,780,310

Commitments and contingent liabilities
Net Assets	$4,292,491,683	$569,913,655	$377,414,128

Net Assets Consist of:
Capital stock	$522,286	$1,007,643	$229,018
Paid-in-capital in excess of par	3,284,468,274	412,565,986	449,624,539
Distributable earnings (accumulated loss)	1,007,501,123	156,340,026	(72,439,429)

Net Assets	$4,292,491,683	$569,913,655	$377,414,128

Net Assets
Investor Class	1,858,220,729	247,075,109	49,978,473
Institutional Class	2,434,270,954	322,838,546	327,435,655

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	22,894,213	44,162,032	3,110,668
Institutional Class	29,334,397	56,602,293	19,791,090

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$81.17	$5.59	$16.07

Institutional Class	$82.98	$5.70	$16.54

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

MARCH 31, 2025 (Unaudited)

Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Select Fund	Global Value Fund

$166,772,413	$26,501,276	$158,989,241	$10,716,625	$99,897,510
—	—	—	—	—

$166,772,413	$26,501,276	$158,989,241	$10,716,625	$99,897,510

$243,175,797	$34,814,519	$194,056,039	$13,409,017	$129,082,978
—	—	—	—	—

243,175,797	34,814,519	194,056,039	13,409,017	129,082,978
3,965,182	940,792	2,400	303	1,803,025
16,203	3,893	—	1,625	2
8,857	235,166	282,463	686,593	327,209
14,567	726	54,222	—	20,379
267,613	25,942	233,483	13,338	704,736
25,517	25,905	31,580	18,025	24,477

247,473,736	36,046,943	194,660,187	14,128,901	131,962,806

605,204	502,815	372	28	414,498
192,404	80,125	1,033,148	—	129,667
—	—	—	—	22,905
330,264	41,433	209,109	743	90,749
10,052	1,790	5,517	932	4,059
142,074	55,996	61,737	32,052	122,173
3,319,314	642,726	940,980	57,673	—
—	—	90,752	825,689	—

4,599,312	1,324,885	2,341,615	917,117	784,051

$242,874,424	$34,722,058	$192,318,572	$13,211,784	$131,178,755

$948,550	$99,879	$483,891	$10,936	$131,527
154,450,514	126,658,644	150,140,316	12,420,995	256,256,483
87,475,360	(92,036,465)	41,694,365	779,853	(125,209,255)

$242,874,424	$34,722,058	$192,318,572	$13,211,784	$131,178,755

99,475,926	27,970,131	107,626,827	2,831,294	114,487,559
143,398,498	6,751,927	84,691,745	10,380,490	16,691,196

39,229,753	8,075,937	27,245,822	238,394	11,476,204
55,625,279	1,911,936	21,143,263	855,200	1,676,513

$2.54	$3.46	$3.95	$11.88	$9.98

$2.58	$3.53	$4.01	$12.14	$9.96

Wasatch Funds

Statements of Assets and Liabilities (continued)

	International Growth Fund	International Opportunities Fund	International Select Fund

Assets:
Investments, at cost
Unaffiliated issuers	$136,613,586	$34,388,957	$3,028,934
Affiliated issuers[1]	—	—	—

	$136,613,586	$34,388,957	$3,028,934

Investments, at market value
Unaffiliated issuers	$194,795,084	$56,641,586	$3,702,417
Affiliated issuers[1]	—	—	—

	194,795,084	56,641,586	3,702,417
Cash	11,692	337,611	78,766
Foreign currency on deposit (cost of $19,566, $4,012, $1,102, $4,341, $0, $0, $0 and $0, respectively)	19,574	3,992	1,097
Receivable for investment securities sold	3,124,752	1,160,794	—
Capital shares receivable	1,977	1,115	—
Interest and dividends receivable	985,220	393,486	6,420
Receivable from Investment Advisor	—	—	6,996
Prepaid expenses and other assets	21,865	26,805	17,924

Total Assets	198,960,164	58,565,389	3,813,620

Liabilities:
Securities sold short, at value (proceeds of $0, $0, $0, $0, $25,709,812, $0, $0, and $0, respectively)	—	—	—
Payable for securities purchased	597	—	—
Capital shares payable	98,015	137	—
Payable to Advisor	225,794	81,473	—
Accrued fund administration fees	10,861	10,639	971
Accrued expenses and other liabilities	148,115	173,333	28,348
Foreign capital gains taxes payable	424,774	373,906	—
Line of credit payable	278,446	—	—
Dividends payable on securities sold short	—	—	—

Total Liabilities	1,186,602	639,488	29,319

Commitments and contingent liabilities
Net Assets	$197,773,562	$57,925,901	$3,784,301

Net Assets Consist of:
Capital stock	$97,296	$193,946	$3,019
Paid-in-capital in excess of par	111,898,698	30,221,560	4,058,628
Distributable earnings (accumulated loss)	85,777,568	27,510,395	(277,346)

Net Assets	$197,773,562	$57,925,901	$3,784,301

Net Assets
Investor Class	167,115,264	39,302,952	2,642,650
Institutional Class	30,658,298	18,622,949	1,141,651

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	8,237,886	13,240,202	212,307
Institutional Class	1,491,666	6,154,423	89,636

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$20.29	$2.97	$12.45

Institutional Class	$20.55	$3.03	$12.74

[1]	See Note 8 for information on affiliated issuers.

[2]	Fund inception date was November 29, 2024.

See Notes to Financial Statements.

MARCH 31, 2025 (Unaudited)

International Value Fund[2]	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund

$4,181,672	$71,827,298	$491,434,682	$220,381,317	$1,276,690,580
—	—	20,871,523	3,196,105	17,999,987

$4,181,672	$71,827,298	$512,306,205	$223,577,422	$1,294,690,567

$4,564,714	$74,073,237	$531,332,699	$294,360,578	$1,716,854,312
—	—	24,205,960	1,701,910	16,887,594

4,564,714	74,073,237	555,538,659	296,062,488	1,733,741,906
167,701	19,660,836	6,943,944	7,644,819	53,000,051
4,339	—	—	—	—
79,047	—	2,890,197	2,931,561	32,879,037
—	—	443,805	307,057	676,573
35,882	18,278	67,453	179,684	30,518
—	—	—	—	—
95,732	18,854	30,599	22,258	59,001

4,947,415	93,771,205	565,914,657	307,147,867	1,820,387,086

—	22,842,939	—	—	—
133,883	509,080	9,069,042	402,658	20,666,522
—	6,652	666,302	102,617	5,726,806
49,640	75,648	732,727	393,976	1,561,885
152	1,709	15,626	7,848	52,604
2,207	30,810	144,878	87,419	332,824
—	—	—	464,095	—
—	—	—	—	—
—	8,946	—	—	—

185,882	23,475,784	10,628,575	1,458,613	28,340,641

$4,761,533	$70,295,421	$555,286,082	$305,689,254	$1,792,046,445

$4,267	$52,080	$804,221	$811,452	$489,709
4,331,114	62,540,491	598,815,558	236,862,321	1,442,517,863
426,152	7,702,850	(44,333,697)	68,015,481	349,038,873

$4,761,533	$70,295,421	$555,286,082	$305,689,254	$1,792,046,445

1,909,114	38,478,782	481,760,710	247,958,096	748,693,976
2,852,419	31,816,639	73,525,372	57,731,158	1,043,352,469

171,055	2,858,002	69,786,989	65,923,617	20,693,072
255,612	2,350,016	10,635,133	15,221,614	28,277,799

$11.16	$13.46	$6.90	$3.76	$36.18

$11.16	$13.54	$6.91	$3.79	$36.90

Wasatch Funds

Statements of Assets and Liabilities (continued)

	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund

Assets:
Investments, at cost
Unaffiliated issuers	$1,291,377,551	$668,122,789	$26,433,866
Affiliated issuers[1]	—	28,199,374	—

	$1,291,377,551	$696,322,163	$26,433,866

Investments, at market value
Unaffiliated issuers	$1,451,494,875	$710,440,792	$28,630,034
Affiliated issuers[1]	—	21,362,971	—

	1,451,494,875	731,803,763	28,630,034
Cash	34,801,666	2,448,772	447,673
Receivable for investment securities sold	7,129,731	3,618,335	—
Capital shares receivable	1,085,559	160,898	1,250
Interest and dividends receivable	332,083	75,914	6,935
Prepaid expenses and other assets	69,146	37,120	11,851

Total Assets	1,494,913,060	738,144,802	29,097,743

Liabilities:
Payable for securities purchased	3,918,290	2,177,003	—
Capital shares payable	3,058,349	1,052,619	7,430
Dividends payable to shareholders	—	—	—
Payable to Advisor	1,286,473	661,493	10,245
Accrued fund administration fees	34,205	24,909	590
Accrued expenses and other liabilities	224,986	271,241	30,459

Total Liabilities	8,522,303	4,187,265	48,724

Commitments and contingent liabilities
Net Assets	$1,486,390,757	$733,957,537	$29,049,019

Net Assets Consist of:
Capital stock	$1,651,469	$250,211	$20,887
Paid-in-capital in excess of par	1,301,145,389	733,231,934	26,755,237
Distributable earnings (accumulated loss)	183,593,899	475,392	2,272,895

Net Assets	$1,486,390,757	$733,957,537	$29,049,019

Net Assets
Investor Class	520,114,002	478,354,951	9,279,765
Institutional Class	966,276,755	255,602,586	19,769,254

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	58,288,436	16,339,512	668,779
Institutional Class	106,858,431	8,681,602	1,419,892

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$8.92	$29.28	$13.88

Institutional Class	$9.04	$29.44	$13.92

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

MARCH 31, 2025 (Unaudited)

U.S. Treasury Fund

$174,757,236
—

$174,757,236

$145,138,025
—

145,138,025
3,272,782
—
32,363
590,787
16,467

149,050,424

—
218,852
67,549
62,653
4,787
68,686

422,527

$148,627,897

$139,482
351,031,687
(202,543,272)

$148,627,897

148,627,897
—

13,948,233
—

$10.66

$—

Wasatch Funds

Statements of Operations

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund

Investment Income:
Interest	$1,039,999	$420,274	$45,806
Dividends[1]
Unaffiliated issuers	16,074,219	371,767	1,077,926

Total investment income	17,114,218	792,041	1,123,732

Expenses:
Investment advisory fees	24,315,323	3,869,235	2,050,678
Shareholder servicing fees — Investor Class	1,073,389	175,315	62,671
Shareholder servicing fees — Institutional Class	24,400	12,632	4,087
Fund administration fees	230,847	35,535	22,980
Fund accounting fees	167,139	28,335	19,947
Reports to shareholders — Investor Class	110,910	16,951	4,092
Reports to shareholders — Institutional Class	146,014	16,416	20,223
Custody fees	28,286	156,665	64,363
Federal and state registration fees — Investor Class	32,663	12,242	9,532
Federal and state registration fees — Institutional Class	45,301	11,001	12,981
Legal fees	132,983	18,561	12,112
Trustees’ fees	265,344	37,606	24,966
Interest	61,990	32,591	29,024
Audit fees	21,389	21,389	21,389
Other expenses	106,064	34,853	22,689

Total expenses before reimbursement	26,762,042	4,479,327	2,381,734
Reimbursement of expenses by Advisor	(68,285)	—	—

Net Expenses	26,693,757	4,479,327	2,381,734

Net Investment Income (Loss)	(9,579,539)	(3,687,286)	(1,258,002)

Realized Gain (Loss):
Investments sold	426,415,106	62,475,401	9,903,125
Investments in affiliates	(359,487)	—	—
Foreign currency transactions	—	(452,079)	(91,231)
Foreign capital gains taxes	—	(11,725,094)	(949,568)

Net realized gain	426,055,619	50,298,228	8,862,326

Change in Unrealized Appreciation (Depreciation):
Investments	(817,276,638)	(133,979,757)	(60,358,731)
Investments in affiliates	(15,331,964)	—	—
Foreign currency translations	—	(6,443)	(3,713)
Deferred foreign capital gains taxes	—	21,860,110	3,063,793

Net change in unrealized depreciation	(832,608,602)	(112,126,090)	(57,298,651)

Net gain (loss) on investments	(406,552,983)	(61,827,862)	(48,436,325)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(416,132,522)	$(65,515,148)	$(49,694,327)

[1]	Net of $0, $105,086, $108,263, $126,213, $15,777, $36,961, $2,209, and $129,094 in foreign withholding taxes, respectively.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED MARCH 31, 2025 (Unaudited)

Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Select Fund	Global Value Fund

$54,962	$6,600	$79,581	$2,436	$116,229

1,078,761	146,682	468,267	29,102	1,957,874

1,133,723	153,282	547,848	31,538	2,074,103

2,472,700	305,351	1,321,202	62,850	567,382
117,324	32,878	67,345	10,156	71,922
1,896	3,238	1,929	3,297	1,596
19,429	3,522	11,545	1,727	7,396
16,599	6,224	12,017	5,398	10,098
8,467	2,056	5,953	239	6,060
10,540	647	4,299	339	1,643
90,127	29,385	17,665	3,045	10,484
9,577	8,670	7,954	8,422	8,793
10,347	8,360	11,897	8,216	8,840
9,333	1,065	5,719	476	3,578
19,226	2,139	11,580	840	7,368
22,888	1,594	4,597	878	2,956
21,389	21,389	21,389	21,389	21,389
28,765	8,198	13,480	5,964	3,995

2,858,607	434,716	1,518,571	133,236	733,500
(48,834)	(42,520)	(14,188)	(54,207)	(49,162)

2,809,773	392,196	1,504,383	79,029	684,338

(1,676,050)	(238,914)	(956,535)	(47,491)	1,389,765

28,890,068	660,238	13,047,894	393,265	5,078,272
—	—	—	—	—
(141,864)	(11,376)	(20,056)	(1,264)	(17,214)
(2,879,938)	(29,674)	(89,480)	(2,619)	—

25,868,266	619,188	12,938,358	389,382	5,061,058

(87,277,867)	(3,151,260)	(34,683,875)	(1,145,274)	(192,535)
—	—	—	—	—
(1,858)	(367)	(1,935)	(60)	(14,007)
6,320,032	37,109	448,778	(6,914)	—

(80,959,693)	(3,114,518)	(34,237,032)	(1,152,248)	(206,542)

(55,091,427)	(2,495,330)	(21,298,674)	(762,866)	4,854,516

$(56,767,477)	$(2,734,244)	$(22,255,209)	$(810,357)	$6,244,281

Wasatch Funds

Statements of Operations (continued)

	International Growth Fund	International Opportunities Fund	International Select Fund

Investment Income:
Interest	$67,088	$32,702	$2,693
Dividends[1]
Unaffiliated issuers	1,280,008	487,633	4,504
Affiliated issuers	—	—	—

Total investment income	1,347,096	520,335	7,197

Expenses:
Investment advisory fees	1,535,554	786,440	15,158
Shareholder servicing fees — Investor Class	90,272	29,384	10,715
Shareholder servicing fees — Institutional Class	2,637	64,373	2,311
Fund administration fees	17,693	13,843	1,960
Fund accounting fees	15,075	11,969	5,131
Reports to shareholders — Investor Class	9,359	2,431	127
Reports to shareholders — Institutional Class	2,137	6,683	16
Custody fees	37,256	43,811	2,117
Federal and state registration fees — Investor Class	10,089	8,481	8,173
Federal and state registration fees — Institutional Class	9,751	10,436	8,076
Legal fees	7,850	4,073	171
Trustees’ fees	16,766	8,988	218
Dividends on securities sold short	—	—	—
Interest	17,010	35,485	104
Audit fees	21,389	21,389	21,389
Other expenses	22,835	22,253	2,873

Total expenses before reimbursement	1,815,673	1,070,039	78,539
Reimbursement of expenses by Advisor	(20,158)	(97,087)	(56,285)

Net Expenses	1,795,515	972,952	22,254

Net Investment Income (Loss)	(448,419)	(452,617)	(15,057)

Realized Gain (Loss):
Investments sold	35,969,126	25,762,690	101,878
Investments in affiliates	—	—	—
Foreign currency transactions	(83,243)	(48,584)	(111)
Net realized loss on short positions	—	—	—
Foreign capital gains taxes	(453,734)	(584,478)	—

Net realized gain	35,432,149	25,129,628	101,767

Change in Unrealized Appreciation (Depreciation):
Investments	(57,354,271)	(37,617,856)	(110,109)
Investments in affiliates	—	—	—
Foreign currency translations	(17,914)	(5,684)	(743)
Short positions	—	—	—
Deferred foreign capital gains taxes	1,043,215	888,807	—

Net change in unrealized appreciation (depreciation)	(56,328,970)	(36,734,733)	(110,852)

Net gain (loss) on investments	(20,896,821)	(11,605,105)	(9,085)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,345,240)	$(12,057,722)	$(24,142)

[1]	Net of $99,119, $40,412, $4,409, $8,184, $0, $4,207, $8,697, and $0 in foreign withholding taxes, respectively.
[2]	Fund inception date was November 29, 2024.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED MARCH 31, 2025 (Unaudited)

International Value Fund[2]	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund

$2,552	$453,806	$461,655	$249,683	$842,286

48,705	324,433	1,501,500	1,034,310	2,952,862
—	—	14,308	—	—

51,257	778,239	1,977,463	1,283,993	3,795,148

8,494	473,932	5,039,472	2,537,866	10,687,910
2,290	24,226	232,426	122,659	370,811
2,599	2,515	1,411	1,577	7,772
190	3,826	33,706	16,819	106,580
3,182	7,939	28,723	16,465	79,787
552	2,451	26,649	12,322	46,587
604	557	7,713	4,684	69,277
1,092	2,281	8,892	11,508	14,388
8,807	9,142	11,491	9,697	14,257
8,806	8,350	9,225	8,605	23,570
37,494	2,198	18,887	9,146	60,068
203	4,216	37,940	18,326	122,058
—	46,097	—	—	—
4	117,896	7,358	3,681	34,077
16,778	21,390	21,389	21,389	21,389
2,520	4,387	20,431	12,969	54,928

93,615	731,403	5,505,713	2,807,713	11,713,459
(83,430)	2,801	—	(5,088)	(57,127)

10,185	734,204	5,505,713	2,802,625	11,656,332

41,072	44,035	(3,528,250)	(1,518,632)	(7,861,184)

3,830	5,047,665	21,983,847	20,421,256	212,072,547
—	—	—	(442,640)	—
614	—	(42)	(2,789)	—
—	(1,808,739)	—	—	—
—	—	—	(28,318)	—

4,444	3,238,926	21,983,805	19,947,509	212,072,547

383,042	(15,126,787)	(108,649,449)	(33,178,348)	(363,820,371)
—	—	(2,675,323)	(814,170)	189,473
(85)	—	(121)	(1,070)	—
—	1,957,437	—	—	—
—	—	—	114,425	—

382,957	(13,169,350)	(111,324,893)	(33,879,163)	(363,630,898)

387,401	(9,930,424)	(89,341,088)	(13,931,654)	(151,558,351)

$428,473	$(9,886,389)	$(92,869,338)	$(15,450,286)	$(159,419,535)

Wasatch Funds

Statements of Operations (continued)

	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund

Investment Income:
Interest	$505,681	$113,699	$7,934
Dividends[1]
Unaffiliated issuers	12,313,440	2,088,175	34,782

Total investment income	12,819,121	2,201,874	42,716

Expenses:
Investment advisory fees	8,212,338	4,673,453	106,276
Shareholder servicing fees — Investor Class	298,832	408,078	14,817
Shareholder servicing fees — Institutional Class	7,778	2,510	1,557
Fund administration fees	78,594	48,385	1,332
Fund accounting fees	60,168	38,933	5,732
Reports to shareholders — Investor Class	36,078	33,323	412
Reports to shareholders — Institutional Class	48,508	20,074	719
Custody fees	13,095	10,642	1,745
Federal and state registration fees — Investor Class	22,485	14,554	8,115
Federal and state registration fees — Institutional Class	24,405	12,428	8,469
Legal fees	45,308	27,159	734
Trustees’ fees	90,837	55,863	1,470
Interest	13,621	19,737	684
Audit fees	21,389	21,389	21,389
Other expenses	38,926	30,115	3,395

Total expenses before reimbursement	9,012,362	5,416,643	176,846
Reimbursement of expenses by Advisor	(41,747)	(36,057)	(48,105)

Net Expenses	8,970,615	5,380,586	128,741

Net Investment Income (Loss)	3,848,506	(3,178,712)	(86,025)

Realized Gain:
Investments sold	53,731,142	50,742,696	445,184
Foreign currency transactions	—	1,798	—

Net realized gain	53,731,142	50,744,494	445,184

Change in Unrealized Appreciation (Depreciation):
Investments	(253,335,302)	(193,207,264)	(2,326,167)
Investments in affiliates	—	27,409,771	—

Net change in unrealized depreciation	(253,335,302)	(165,797,493)	(2,326,167)

Net loss on investments	(199,604,160)	(115,052,999)	(1,880,983)

Net Decrease in Net Assets Resulting from Operations	$(195,755,654)	$(118,231,711)	$(1,967,008)

[1]	Net of $0, $0, $0 and $0 in foreign withholding taxes, respectively.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED MARCH 31, 2025 (Unaudited)

U.S. Treasury Fund

$3,457,824

—

3,457,824

395,745
101,428
—
9,193
8,427
9,029
—
1,569
12,757
—
4,832
9,955
1,911
21,389
6,730

582,965
—

582,965

2,874,859

(10,172,822)
—

(10,172,822)

(7,785,539)
—

(7,785,539)

(17,958,361)

$(15,083,502)

Wasatch Funds

Statements of Changes in Net Assets

	Core Growth Fund		Emerging India Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations:
Net investment loss	$(9,579,539)	$(20,220,981)	$(3,687,286)	$(5,606,553)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	426,055,619	368,457,766	50,298,228	69,024,072
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(832,608,602)	756,491,619	(112,126,090)	102,413,423

Net increase (decrease) in net assets resulting from operations	(416,132,522)	1,104,728,404	(65,515,148)	165,830,942

Distributions to shareholders from distributable earnings
Investor Class	(179,457,939)	—	(48,983,862)	(11,365,507)
Institutional Class	(225,112,584)	—	(57,079,015)	(12,771,820)

Capital share transactions:
Investor Class
Shares sold	144,656,785	409,355,131	23,491,786	72,872,140
Shares issued to holders in reinvestment of dividends	168,137,220	—	48,604,761	11,221,774
Shares redeemed	(204,724,683)	(398,175,281)	(64,556,265)	(83,986,788)
Redemption fees	25,964	61,144	36,297	25,143

Net increase (decrease)	108,095,286	11,240,994	7,576,579	132,269

Institutional Class
Shares sold	309,677,312	954,587,176	32,424,252	96,686,841
Shares issued to holders in reinvestment of dividends	208,767,815	—	55,108,531	11,967,778
Shares redeemed	(360,613,319)	(442,294,984)	(76,334,005)	(66,808,177)
Redemption fees	39,792	15,160	1,410	1,058

Net increase (decrease)	157,871,600	512,307,352	11,200,188	41,847,500

Total increase (decrease) in net assets	(554,736,159)	1,628,276,750	(152,801,258)	183,673,384

Net assets:
Beginning of period	4,847,227,842	3,218,951,092	722,714,913	539,041,529

End of period	$4,292,491,683	$4,847,227,842	$569,913,655	$722,714,913

Capital share transactions — shares:
Investor Class
Shares sold	1,535,526	4,870,007	3,940,806	11,604,335
Shares issued to holders in reinvestment of dividends	1,762,999	—	8,280,198	1,842,656
Shares redeemed	(2,191,902)	(4,720,438)	(11,204,275)	(13,392,218)

Net increase (decrease) in shares outstanding	1,106,623	149,569	1,016,729	54,773

Institutional Class
Shares sold	3,247,021	11,022,746	5,457,486	14,815,897
Shares issued to holders in reinvestment of dividends	2,141,648	—	9,215,474	1,936,534
Shares redeemed	(3,710,529)	(5,018,951)	(12,097,703)	(10,360,460)

Net increase (decrease) in shares outstanding	1,678,140	6,003,795	2,575,257	6,391,971

See Notes to Financial Statements.

MARCH 31, 2025 (Unaudited)

Emerging Markets Select Fund		Emerging Markets Small Cap Fund		Frontier Emerging Small Countries Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$(1,258,002)	$(1,507,267)	$(1,676,050)	$(2,346,257)	$(238,914)	$(316,965)
8,862,326	(65,344,356)	25,868,266	11,714,251	619,188	4,219,904
(57,298,651)	158,811,855	(80,959,693)	57,045,130	(3,114,518)	6,065,493

(49,694,327)	91,960,232	(56,767,477)	66,413,124	(2,734,244)	9,968,432

—	—	(7,426,127)	—	(220,988)	—
—	—	(10,952,207)	—	(66,965)	—

7,277,341	17,605,556	7,091,986	15,807,054	1,621,611	2,106,230
—	—	7,221,842	—	206,403	—
(13,229,373)	(26,625,603)	(20,542,600)	(36,736,394)	(3,425,240)	(9,479,446)
3,967	2,480	179	665	4,691	1,975

(5,948,065)	(9,017,567)	(6,228,593)	(20,928,675)	(1,592,535)	(7,371,241)

41,532,387	129,828,878	9,906,011	29,843,844	788,443	2,822,794
—	—	10,853,848	—	56,437	—
(59,525,153)	(214,010,886)	(51,226,402)	(56,472,410)	(1,106,980)	(828,988)
322	4,865	1,758	740	17	237

(17,992,444)	(84,177,143)	(30,464,785)	(26,627,826)	(262,083)	1,994,043

(73,634,836)	(1,234,478)	(111,839,189)	18,856,623	(4,876,815)	4,591,234

451,048,964	452,283,442	354,713,613	335,856,990	39,598,873	35,007,639

$377,414,128	$451,048,964	$242,874,424	$354,713,613	$34,722,058	$39,598,873

416,609	1,094,036	2,472,301	5,220,365	452,704	639,993
—	—	2,507,584	—	57,494	—
(776,231)	(1,660,578)	(7,348,100)	(12,633,615)	(964,498)	(2,955,723)

(359,622)	(566,542)	(2,368,215)	(7,413,250)	(454,300)	(2,315,730)

2,360,433	7,923,787	3,390,423	10,080,000	214,606	859,971
—	—	3,717,071	—	15,420	—
(3,328,162)	(13,159,886)	(17,473,582)	(18,940,524)	(304,869)	(257,924)

(967,729)	(5,236,099)	(10,366,088)	(8,860,524)	(74,843)	602,047

Wasatch Funds

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund		Global Select Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations:
Net investment income (loss)	$(956,535)	$(1,769,343)	$(47,491)	$(78,180)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	12,938,358	14,532,658	389,382	(383,719)
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(34,237,032)	35,128,717	(1,152,248)	3,481,142

Net increase (decrease) in net assets resulting from operations	(22,255,209)	47,892,032	(810,357)	3,019,243

Distributions to shareholders from distributable earnings
Investor Class	(9,949,233)	—	—	—
Institutional Class	(6,294,483)	—	—	—

Capital share transactions:
Investor Class
Shares sold	3,039,999	8,915,951	387,641	281,767
Shares issued to holders in reinvestment of dividends	9,789,166	—	—	—
Shares redeemed	(9,614,541)	(28,445,065)	(1,435,472)	(1,669,206)
Redemption fees	439	1,144	354	151

Net increase (decrease)	3,215,063	(19,527,970)	(1,047,477)	(1,387,288)

Institutional Class
Shares sold	22,994,234	22,536,310	926,775	267,572
Shares issued to holders in reinvestment of dividends	6,167,666	—	—	—
Shares redeemed	(9,947,432)	(29,282,727)	(1,002,579)	(1,266,441)
Redemption fees	320	70	—	—

Net increase (decrease)	19,214,788	(6,746,347)	(75,804)	(998,869)

Total increase (decrease) in net assets	(16,069,074)	21,617,715	(1,933,638)	633,086

Net assets:
Beginning of period	208,387,646	186,769,931	15,145,422	14,512,336

End of period	$192,318,572	$208,387,646	$13,211,784	$15,145,422

Capital share transactions — shares:
Investor Class
Shares sold	676,257	2,144,745	30,493	25,340
Shares issued to holders in reinvestment of dividends	2,175,370	—	—	—
Shares redeemed	(2,165,634)	(7,006,417)	(118,426)	(149,246)

Net increase (decrease) in shares outstanding	685,993	(4,861,672)	(87,933)	(123,906)

Institutional Class
Shares sold	5,142,691	5,324,025	71,783	23,099
Shares issued to holders in reinvestment of dividends	1,352,558	—	—	—
Shares redeemed	(2,236,146)	(6,720,824)	(78,995)	(109,558)

Net increase (decrease) in shares outstanding	4,259,103	(1,396,799)	(7,212)	(86,459)

See Notes to Financial Statements.

MARCH 31, 2025 (Unaudited)

Global Value Fund		International Growth Fund		International Opportunities Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$1,389,765	$4,111,150	$(448,419)	$(223,350)	$(452,617)	$(1,646,378)
5,061,058	7,708,349	35,432,149	42,243,186	25,129,628	23,142,386
(206,542)	16,005,212	(56,328,970)	29,348,847	(36,734,733)	25,899,567

6,244,281	27,824,711	(21,345,240)	71,368,683	(12,057,722)	47,395,575

(7,079,774)	(3,461,516)	(31,190,381)	—	—	—
(1,038,342)	(933,930)	(11,108,889)	—	—	—

2,332,056	3,536,036	4,779,398	11,667,220	1,366,184	1,006,399
6,855,477	3,341,952	29,379,154	—	—	—
(8,219,615)	(23,626,912)	(31,670,168)	(74,156,160)	(9,211,996)	(14,200,148)
307	1,637	9,694	478	—	28

968,225	(16,747,287)	2,498,078	(62,488,462)	(7,845,812)	(13,193,721)

679,338	8,093,577	1,856,529	14,716,613	2,320,388	25,855,981
1,036,370	932,998	11,037,132	—	—	—
(1,662,652)	(27,916,990)	(52,045,414)	(180,179,807)	(70,865,356)	(194,952,279)
5	—	1	—	—	582

53,061	(18,890,415)	(39,151,752)	(165,463,194)	(68,544,968)	(169,095,716)

(852,549)	(12,208,437)	(100,298,184)	(156,582,973)	(88,448,502)	(134,893,862)

132,031,304	144,239,741	298,071,746	454,654,719	146,374,403	281,268,265

$131,178,755	$132,031,304	$197,773,562	$298,071,746	$57,925,901	$146,374,403

239,455	387,626	215,106	499,146	446,661	338,277
737,605	358,956	1,384,503	—	—	—
(852,473)	(2,609,353)	(1,373,139)	(3,186,863)	(3,036,978)	(4,744,307)

124,587	(1,862,771)	226,470	(2,687,717)	(2,590,317)	(4,406,030)

70,415	911,475	86,225	629,153	741,734	8,556,176
111,700	101,262	513,594	—	—	—
(170,771)	(3,069,196)	(2,330,056)	(7,662,183)	(23,053,330)	(62,020,991)

11,344	(2,056,459)	(1,730,237)	(7,033,030)	(22,311,596)	(53,464,815)

Wasatch Funds

Statements of Changes in Net Assets (continued)

	International Select Fund		International Value Fund[1]
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)

Operations:
Net investment income (loss)	$(15,057)	$(10,557)	$41,072
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	101,767	(9,895)	4,444
Net realized loss on short positions	—	—	—
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(110,852)	831,165	382,957

Net increase (decrease) in net assets resulting from operations	(24,142)	810,713	428,473

Distributions to shareholders from distributable earnings
Investor Class	—	—	(1,105)
Institutional Class	—	—	(1,216)

Capital share transactions:
Investor Class
Shares sold	210,794	444,971	1,793,097
Shares issued to holders in reinvestment of dividends	—	—	1,105
Shares redeemed	(174,726)	(802,412)	(36,561)
Redemption fees	33	46	595

Net increase (decrease)	36,101	(357,395)	1,758,236

Institutional Class
Shares sold	2,000	50,099	2,575,929
Shares issued to holders in reinvestment of dividends	—	—	1,216
Shares redeemed	(196,993)	(542,426)	—
Redemption fees	—	—	—

Net increase (decrease)	(194,993)	(492,327)	2,577,145

Total increase (decrease) in net assets	(183,034)	(39,009)	4,761,533

Net assets:
Beginning of period	3,967,335	4,006,344	—

End of period	$3,784,301	$3,967,335	$4,761,533

Capital share transactions — shares:
Investor Class
Shares sold	16,901	39,097	174,530
Shares issued to holders in reinvestment of dividends	—	—	112
Shares redeemed	(13,972)	(71,617)	(3,587)

Net increase (decrease) in shares outstanding	2,929	(32,520)	171,055

Institutional Class
Shares sold	163	4,887	255,489
Shares issued to holders in reinvestment of dividends	—	—	123
Shares redeemed	(15,145)	(46,543)	—

Net increase (decrease) in shares outstanding	(14,982)	(41,656)	255,612

[1]	Fund inception date was November 29, 2024.

See Notes to Financial Statements.

MARCH 31, 2025 (Unaudited)

Long/Short Alpha Fund		Micro Cap Fund		Micro Cap Value Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$44,035	$(172,348)	$(3,528,250)	$(8,600,636)	$(1,518,632)	$(1,352,452)
5,047,665	674,487	21,983,805	50,648,343	19,947,509	24,835,343
(1,808,739)	(986,116)	—	—	—	—
(13,169,350)	15,187,667	(111,324,893)	133,224,676	(33,879,163)	61,540,978

(9,886,389)	14,703,690	(92,869,338)	175,272,383	(15,450,286)	85,023,869

—	—	—	—	—	—
—	—	—	—	—	—

4,672,036	17,321,162	19,477,593	42,879,566	20,252,667	29,192,386
—	—	—	—	—	—
(5,310,128)	(4,918,404)	(48,478,518)	(114,456,828)	(25,236,670)	(69,346,071)
2,879	12,196	11,668	20,313	7,627	11,331

(635,213)	12,414,954	(28,989,257)	(71,556,949)	(4,976,376)	(40,142,354)

4,382,997	22,361,984	6,640,942	23,716,143	7,433,401	17,342,523
—	—	—	—	—	—
(2,436,203)	(5,085,032)	(11,391,662)	(29,491,200)	(9,587,031)	(10,947,881)
115	247	14	22	22	3

1,946,909	17,277,199	(4,750,706)	(5,775,035)	(2,153,608)	6,394,645

(8,574,693)	44,395,843	(126,609,301)	97,940,399	(22,580,270)	51,276,160

78,870,114	34,474,271	681,895,383	583,954,984	328,269,524	276,993,364

$70,295,421	$78,870,114	$555,286,082	$681,895,383	$305,689,254	$328,269,524

323,289	1,264,303	2,421,358	6,014,495	4,841,582	8,514,560
—	—	—	—	—	—
(361,925)	(356,616)	(6,040,243)	(16,490,471)	(6,149,825)	(20,314,338)

(38,636)	907,687	(3,618,885)	(10,475,976)	(1,308,243)	(11,799,778)

290,978	1,584,313	809,273	3,332,582	1,788,190	4,748,377
—	—	—	—	—	—
(167,790)	(359,196)	(1,386,734)	(4,443,462)	(2,318,578)	(3,198,450)

123,188	1,225,117	(577,461)	(1,110,880)	(530,388)	1,549,927

Wasatch Funds

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations:
Net investment income (loss)	$(7,861,184)	$(19,452,186)	$3,848,506	$1,048,572
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	212,072,547	(11,567,701)	53,731,142	224,280,302
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(363,630,898)	470,554,828	(253,335,302)	177,777,367

Net increase (decrease) in net assets resulting from operations	(159,419,535)	439,534,941	(195,755,654)	403,106,241

Distributions to shareholders from distributable earnings
Investor Class	—	—	(88,543,286)	(21,366,448)
Institutional Class	—	—	(150,322,749)	(29,326,831)

Capital share transactions:
Investor Class
Shares sold	26,428,829	55,961,450	43,420,071	125,806,693
Shares issued to holders in reinvestment of dividends	—	—	85,643,830	20,731,145
Shares redeemed	(78,814,703)	(195,396,129)	(58,497,182)	(213,541,277)
Redemption fees	10,495	14,578	14,577	32,797

Net increase (decrease)	(52,375,379)	(139,420,101)	70,581,296	(66,970,642)

Institutional Class
Shares sold	75,331,187	213,947,021	203,556,475	280,181,042
Shares issued to holders in reinvestment of dividends	—	—	145,291,008	28,015,241
Shares redeemed	(222,002,313)	(462,607,801)	(161,218,964)	(163,876,254)
Redemption fees	21,015	21,938	8,804	6,126

Net increase (decrease)	(146,650,111)	(248,638,842)	187,637,323	144,326,155

Total increase (decrease) in net assets	(358,445,025)	51,475,998	(176,403,070)	429,768,475

Net assets:
Beginning of period	2,150,491,470	2,099,015,472	1,662,793,827	1,233,025,352

End of period	$1,792,046,445	$2,150,491,470	$1,486,390,757	$1,662,793,827

Capital share transactions — shares:
Investor Class
Shares sold	638,915	1,585,340	3,993,810	12,028,537
Shares issued to holders in reinvestment of dividends	—	—	8,086,509	2,056,661
Shares redeemed	(1,899,857)	(5,555,837)	(5,588,282)	(21,091,956)

Net increase (decrease) in shares outstanding	(1,260,942)	(3,970,497)	6,492,037	(7,006,758)

Institutional Class
Shares sold	1,805,959	6,014,600	19,229,469	26,628,392
Shares issued to holders in reinvestment of dividends	—	—	13,553,266	2,746,592
Shares redeemed	(5,242,919)	(12,674,580)	(14,773,935)	(15,805,756)

Net increase (decrease) in shares outstanding	(3,436,960)	(6,659,980)	18,008,800	13,569,228

See Notes to Financial Statements.

MARCH 31, 2025 (Unaudited)

Ultra Growth Fund		U.S. Select Fund		U.S. Treasury Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$(3,178,712)	$(9,373,265)	$(86,025)	$(126,697)	$2,874,859	$6,352,648
50,744,494	49,917,522	445,184	930,009	(10,172,822)	(84,009,114)
(165,797,493)	223,152,783	(2,326,167)	3,601,209	(7,785,539)	104,219,264

(118,231,711)	263,697,040	(1,967,008)	4,404,521	(15,083,502)	26,562,798

—	—	(320,026)	—	(2,829,925)	(6,385,147)
—	—	(569,990)	—	—	—

21,420,258	68,817,925	1,010,708	7,197,299	17,714,544	35,134,728
—	—	319,929	—	2,681,068	5,983,323
(108,409,315)	(409,931,728)	(885,615)	(3,374,002)	(39,007,335)	(113,364,949)
6,356	22,710	1,097	1,586	18,250	17,553

(86,982,701)	(341,091,093)	446,119	3,824,883	(18,593,473)	(72,229,345)

23,031,993	88,891,343	4,685,064	10,450,783	—	—
—	—	569,990	—	—	—
(49,977,066)	(224,001,931)	(386,664)	(4,558,508)	—	—
3,506	929	685	10	—	—

(26,941,567)	(135,109,659)	4,869,075	5,892,285	—	—

(232,155,979)	(212,503,712)	2,458,170	14,121,689	(36,506,900)	(52,051,694)

966,113,516	1,178,617,228	26,590,849	12,469,160	185,134,797	237,186,491

$733,957,537	$966,113,516	$29,049,019	$26,590,849	$148,627,897	$185,134,797

610,694	2,294,140	65,059	517,916	1,640,851	3,129,556
—	—	20,300	—	249,639	519,477
(3,133,874)	(13,594,935)	(58,180)	(236,696)	(3,644,231)	(10,254,526)

(2,523,180)	(11,300,795)	27,179	281,220	(1,753,741)	(6,605,493)

661,402	2,895,023	317,371	735,817	—	—
—	—	36,053	—	—	—
(1,449,327)	(7,626,513)	(24,681)	(315,996)	—	—

(787,925)	(4,731,490)	328,743	419,821	—	—

Wasatch Funds

Statement of Cash Flows

Long/Short Alpha Fund Six Months Ended March 31, 2025 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(9,886,389)
Adjustments to reconcile net increase in net assets resulting from operations
Long-term investments purchased	(43,233,046)
Long-term investments sold	35,173,083
Purchases to cover securities sold short	(11,612,680)
Securities sold short	6,589,333
Decrease in dividends and interest receivable	8,712
Decrease in prepaid expenses and other assets	7,785
Increase in investment securities purchased payable	103,975
Increase in dividend payable on securities sold short	698
Decrease in accrued fund administration fees	(135)
Decrease in payable to Advisor	(3,481)
Decrease in accrued expenses and other liabilities	(36,438)
Net realized gain from unaffiliated investments	(5,047,665)
Net realized loss from securities sold short	1,808,739
Net change in unrealized depreciation on unaffiliated investments	15,126,787
Net change in unrealized appreciation on securities sold short	(1,957,437)

Net cash to operating activities	(12,958,159)

Cash flows from financing activities:
Proceeds from shares sold	9,060,819
Payment on shares redeemed	(7,756,010)
Redemption fees	2,994

Net cash from financing activities	1,307,803

Net decrease in cash	(11,650,356)
Cash at beginning of period	20,736,495

Cash at end of period	$9,086,139

Supplemental Disclosure of Cash Flow Information:
Dividend on securities sold short during the period	$46,097
Interest expense paid during the period	117,896

(This page intentionally left blank.)

Wasatch Funds

Financial Highlights

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Core Growth Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$96.94	(0.18)	(7.31)	(7.49)	—	[4]	—	(8.28)	(8.28)
Year ended 9/30/24	$73.66	(0.47)	23.75	23.28	—	[4]	—	—	—
Year ended 9/30/23	$61.04	(0.39)	13.47	13.08	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/22	$104.75	(0.48)	(27.40)	(27.88)	—	[4]	—	(15.83)	(15.83)
Year ended 9/30/21	$77.61	(0.63)	34.37	33.74	—	[4]	—	(6.60)	(6.60)
Year ended 9/30/20	$73.17	(0.32)	12.47	12.15	—	[4]	—	(7.71)	(7.71)
Core Growth Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$98.90	(0.16)	(7.48)	(7.64)	—	[4]	—	(8.28)	(8.28)
Year ended 9/30/24	$75.06	(0.37)	24.21	23.84	—	[4]	—	—	—
Year ended 9/30/23	$62.13	(0.28)	13.67	13.39	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/22	$106.20	(0.41)	(27.83)	(28.24)	—	[4]	—	(15.83)	(15.83)
Year ended 9/30/21	$78.53	(0.50)	34.77	34.27	—	[4]	—	(6.60)	(6.60)
Year ended 9/30/20	$73.86	(0.29)	12.67	12.38	—	[4]	—	(7.71)	(7.71)
Emerging India Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$7.37	(0.03)	(0.60)	(0.63)	—	[4]	—	(1.15)	(1.15)
Year ended 9/30/24	$5.90	(0.06)	1.79	1.73	—	[4]	—	(0.26)	(0.26)
Year ended 9/30/23	$5.67	(0.04)	0.33	0.29	—	[4]	—	(0.06)	(0.06)
Year ended 9/30/22	$6.95	(0.06)	(0.92)	(0.98)	—	[4]	—	(0.30)	(0.30)
Year ended 9/30/21	$4.22	(0.05)	2.78	2.73	—	[4]	—	—	—
Year ended 9/30/20	$4.25	(0.06)	0.04	(0.02)	—	[4]	—	(0.01)	(0.01)
Emerging India Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$7.49	(0.03)	(0.61)	(0.64)	—	[4]	—	(1.15)	(1.15)
Year ended 9/30/24	$5.98	(0.04)	1.81	1.77	—	[4]	—	(0.26)	(0.26)
Year ended 9/30/23	$5.74	(0.05)	0.35	0.30	—	[4]	—	(0.06)	(0.06)
Year ended 9/30/22	$7.03	(0.06)	(0.93)	(0.99)	—	[4]	—	(0.30)	(0.30)
Year ended 9/30/21	$4.26	(0.05)	2.82	2.77	—	[4]	—	—	—
Year ended 9/30/20	$4.28	(0.02)	0.01	(0.01)	—	[4]	—	(0.01)	(0.01)
Emerging Markets Select Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$18.17	(0.12)	(1.98)	(2.10)	—	[4]	—	—	—
Year ended 9/30/24	$14.73	(0.14)	3.58	3.44	—	[4]	—	—	—
Year ended 9/30/23	$13.34	(0.04)	1.43	1.39	—	[4]	—	—	—
Year ended 9/30/22	$22.49	(0.17)	(8.93)	(9.10)	0.04		—	(0.09)	(0.09)
Year ended 9/30/21	$14.40	0.11	7.97	8.08	0.01		—	—	—
Year ended 9/30/20	$11.32	(0.04)	3.12	3.08	—	[4]	—	—	—
Emerging Markets Select Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$18.69	(0.06)	(2.09)	(2.15)	—	[4]	—	—	—
Year ended 9/30/24	$15.11	(0.06)	3.64	3.58	—	[4]	—	—	—
Year ended 9/30/23	$13.66	—	1.45	1.45	—	[4]	—	—	—
Year ended 9/30/22	$23.01	(0.04)	(9.22)	(9.26)	—	[4]	—	(0.09)	(0.09)
Year ended 9/30/21	$14.71	(0.03)	8.33	8.30	—	[4]	—	—	—
Year ended 9/30/20	$11.53	(0.05)	3.23	3.18	—	[4]	—	—	—
Emerging Markets Small Cap Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$3.27	(0.03)	(0.52)	(0.55)	—	[4]	—	(0.18)	(0.18)
Year ended 9/30/24	$2.69	(0.04)	0.62	0.58	—	[4]	—	—	—
Year ended 9/30/23	$2.47	(0.05)	0.35	0.30	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$4.23	(0.05)	(1.46)	(1.51)	—	[4]	(0.01)	(0.24)	(0.25)
Year ended 9/30/21	$3.02	(0.03)	1.49	1.46	—	[4]	—	(0.25)	(0.25)
Year ended 9/30/20	$2.64	(0.04)	0.58	0.54	—	[4]	—	(0.16)	(0.16)
Emerging Markets Small Cap Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$3.32	(0.01)	(0.55)	(0.56)	—	[4]	—	(0.18)	(0.18)
Year ended 9/30/24	$2.73	(0.02)	0.61	0.59	—	[4]	—	—	—
Year ended 9/30/23	$2.50	(0.02)	0.33	0.31	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$4.27	(0.02)	(1.49)	(1.51)	—	[4]	(0.01)	(0.25)	(0.26)
Year ended 9/30/21	$3.04	(0.03)	1.51	1.48	—	[4]	—	(0.25)	(0.25)
Year ended 9/30/20	$2.65	(0.02)	0.57	0.55	—	[4]	—	(0.16)	(0.16)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$81.17	(9.01)	1.16	5 8	1.16	5 8	(0.45)	(0.45)	$1,858,221	20%
$96.94	31.60	1.17	[5]	1.17	[5]	(0.56)	(0.56)	$2,112,156	36%
$73.66	21.51	1.17	5 8	1.17	5 8	(0.53)	(0.53)	$1,593,801	33%
$61.04	(31.47)	1.19	5 8	1.19	5 8	(0.59)	(0.59)	$1,356,653	29%
$104.75	44.82	1.17	[5]	1.17	[5]	(0.65)	(0.65)	$2,174,178	35%
$77.61	17.41	1.19	[5]	1.19	[5]	(0.48)	(0.48)	$1,595,920	38%

$82.98	(8.96)	1.05	5 8	1.06	5 8	(0.35)	(0.35)	$2,434,271	20%
$98.90	31.75	1.05	[5]	1.06	[5]	(0.45)	(0.46)	$2,735,072	36%
$75.06	21.64	1.06	5 8	1.06	5 8	(0.42)	(0.42)	$1,625,150	33%
$62.13	(31.37)	1.05	5 8	1.06	5 8	(0.46)	(0.46)	$1,275,470	29%
$106.20	44.98	1.05	[5]	1.05	[5]	(0.54)	(0.55)	$1,865,201	35%
$78.53	17.58	1.05	[5]	1.08	[5]	(0.45)	(0.48)	$1,134,229	38%

$5.59	(9.31)	1.52	6 7	1.52	6 7	(1.26)	(1.26)	$247,075	15%
$7.37	30.32	1.50	5 8	1.50	5 8	(1.00)	(1.00)	$318,082	29%
$5.90	5.23	1.50	5 8	1.50	5 8	(0.92)	(0.92)	$254,155	26%
$5.67	(14.79)	1.51	5 8	1.51	5 8	(1.13)	(1.13)	$227,767	25%
$6.95	64.69	1.52	[5]	1.52	[5]	(1.15)	(1.15)	$258,617	21%
$4.22	(0.38)	1.64	[6]	1.64	[6]	(0.89)	(0.89)	$136,415	44%

$5.70	(9.28)	1.39	6 7	1.39	6 7	(1.14)	(1.14)	$322,839	15%
$7.49	30.59	1.37	5 8	1.37	5 8	(0.86)	(0.86)	$404,633	29%
$5.98	5.34	1.36	5 8	1.36	5 8	(0.79)	(0.79)	$284,887	26%
$5.74	(14.77)	1.38	5 8	1.38	5 8	(1.01)	(1.01)	$313,825	25%
$7.03	65.02	1.37	[5]	1.37	[5]	(0.97)	(0.97)	$358,401	21%
$4.26	(0.15)	1.45	[6]	1.45	[6]	(0.69)	(0.69)	$145,981	44%

$16.07	(11.56)	1.37	6 7	1.37	6 7	(0.82)	(0.82)	$49,978	13%
$18.17	23.35	1.37	6 7	1.37	6 7	(0.56)	(0.56)	$63,062	34%
$14.73	10.42	1.36	5 8	1.36	5 8	(0.31)	(0.31)	$59,458	14%
$13.34	(40.42)	1.32	5 8	1.32	5 8	(0.73)	(0.73)	$52,571	31%
$22.49	56.18	1.37	[5]	1.37	[5]	(0.55)	(0.55)	$93,932	20%
$14.40	27.21	1.51	[6]	1.80	[6]	(0.69)	(0.99)	$14,984	35%

$16.54	(11.50)	1.13	6 7	1.13	6 7	(0.58)	(0.58)	$327,436	13%
$18.69	23.69	1.12	6 7	1.12	6 7	(0.30)	(0.30)	$387,987	34%
$15.11	10.61	1.13	5 8	1.13	5 8	(0.06)	(0.06)	$392,825	14%
$13.66	(40.40)	1.14	5 8	1.14	5 8	(0.40)	(0.40)	$290,912	31%
$23.01	56.42	1.18	[5]	1.18	[5]	(0.44)	(0.44)	$170,294	20%
$14.71	27.58	1.21	[6]	1.41	[6]	(0.40)	(0.59)	$43,682	35%

$2.54	(17.44)	1.97	6 7	2.03	6 7	(1.21)	(1.27)	$99,476	11%
$3.27	21.56	1.96	6 7	2.00	6 7	(0.79)	(0.83)	$135,893	27%
$2.69	12.39	1.96	6 7	1.96	6 7	(0.72)	(0.72)	$131,823	21%
$2.47	(37.93)	1.91	6 7	1.91	6 7	(0.74)	(0.74)	$153,161	36%
$4.23	50.23	1.88	[5]	1.88	[5]	(1.07)	(1.07)	$322,350	22%
$3.02	21.12	1.95	[6]	1.95	[6]	(1.02)	(1.02)	$197,524	20%

$2.58	(17.47)	1.82	6 7	1.83	6 7	(1.06)	(1.07)	$143,398	11%
$3.32	21.61	1.81	6 7	1.81	6 7	(0.63)	(0.63)	$218,820	27%
$2.73	12.66	1.78	6 7	1.78	6 7	(0.51)	(0.51)	$204,034	21%
$2.50	(37.75)	1.78	6 7	1.78	6 7	(0.58)	(0.58)	$224,736	36%
$4.27	50.53	1.76	[5]	1.76	[5]	(0.94)	(0.94)	$321,008	22%
$3.04	21.41	1.81	[6]	1.81	[6]	(0.88)	(0.88)	$176,548	20%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Frontier Emerging Small Countries Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$3.75	(0.03)	(0.23)	(0.26)	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/24	$2.86	(0.04)	0.93	0.89	—	[4]	—	—	—
Year ended 9/30/23	$2.45	(0.05)	0.46	0.41	—	[4]	—	—	—
Year ended 9/30/22	$4.40	(0.03)	(1.89)	(1.92)	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/21	$3.02	(0.07)	1.45	1.38	—	[4]	—	—	—
Year ended 9/30/20	$2.74	(0.07)	0.35	0.28	—	[4]	—	—	—
Frontier Emerging Small Countries Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$3.83	(0.03)	(0.24)	(0.27)	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/24	$2.91	(0.01)	0.93	0.92	—	[4]	—	—	—
Year ended 9/30/23	$2.48	(0.19)	0.62	0.43	—		—	—	—
Year ended 9/30/22	$4.46	(0.03)	(1.91)	(1.94)	—	[4]	(0.04)	—	(0.04)
Year ended 9/30/21	$3.05	(0.04)	1.45	1.41	—	[4]	—	—	—
Year ended 9/30/20	$2.76	(0.08)	0.37	0.29	—	[4]	—	—	—
Global Opportunities Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$4.77	(0.02)	(0.42)	(0.44)	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/24	$3.74	(0.05)	1.08	1.03	—	[4]	—	—	—
Year ended 9/30/23	$3.39	(0.04)	0.47	0.43	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$5.83	(0.04)	(1.96)	(2.00)	—	[4]	(0.01)	(0.43)	(0.44)
Year ended 9/30/21	$3.92	(0.04)	2.05	2.01	—	[4]	—	(0.10)	(0.10)
Year ended 9/30/20	$3.46	(0.05)	0.81	0.76	—	[4]	—	(0.30)	(0.30)
Global Opportunities Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$4.83	(0.02)	(0.42)	(0.44)	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/24	$3.78	(0.04)	1.09	1.05	—	[4]	—	—	—
Year ended 9/30/23	$3.42	(0.02)	0.46	0.44	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$5.88	(0.03)	(1.99)	(2.02)	—	[4]	(0.01)	(0.43)	(0.44)
Year ended 9/30/21	$3.94	(0.05)	2.09	2.04	—	[4]	—	(0.10)	(0.10)
Year ended 9/30/20	$3.48	(0.03)	0.79	0.76	—	[4]	—	(0.30)	(0.30)
Global Select Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$12.56	(0.17)	(0.51)	(0.68)	—	[4]	—	—	—
Year ended 9/30/24	$10.26	(0.16)	2.46	2.30	—	[4]	—	—	—
Year ended 9/30/23	$8.71	(0.06)	1.61	1.55	—	[4]	—	—	—
Year ended 9/30/22	$15.83	(0.10)	(5.24)	(5.34)	—	[4]	—	(1.78)	(1.78)
Year ended 9/30/21	$12.60	(0.12)	3.36	3.24	0.01		—	(0.02)	(0.02)
Year ended 9/30/20[9]	$10.00	(0.06)	2.65	2.59	0.01		—	—	—
Global Select Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$12.81	(0.03)	(0.64)	(0.67)	—		—	—	—
Year ended 9/30/24	$10.43	(0.05)	2.43	2.38	—		—	—	—
Year ended 9/30/23	$8.82	(0.02)	1.63	1.61	—		—	—	—
Year ended 9/30/22	$15.94	(0.05)	(5.29)	(5.34)	—	[4]	—	(1.78)	(1.78)
Year ended 9/30/21	$12.64	(0.07)	3.39	3.32	—	[4]	—	(0.02)	(0.02)
Year ended 9/30/20[9]	$10.00	(0.04)	2.68	2.64	—	[4]	—	—	—
Global Value Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$10.15	0.11	0.36	0.47	—	[4]	(0.09)	(0.55)	(0.64)
Year ended 9/30/24	$8.52	0.27	1.65	1.92	—	[4]	(0.29)	—	(0.29)
Year ended 9/30/23	$8.00	0.25	1.05	1.30	—	[4]	(0.24)	(0.54)	(0.78)
Year ended 9/30/22	$9.24	0.23	(0.96)	(0.73)	—	[4]	(0.23)	(0.28)	(0.51)
Year ended 9/30/21	$6.56	0.18	2.65	2.83	—	[4]	(0.15)	—	(0.15)
Year ended 9/30/20	$7.74	0.16	(1.09)[11]	(0.93)	—	[4]	(0.21)	(0.04)	(0.25)
Global Value Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$10.13	0.11	0.36	0.47	—	[4]	(0.09)	(0.55)	(0.64)
Year ended 9/30/24	$8.50	0.25	1.68	1.93	—		(0.30)	—	(0.30)
Year ended 9/30/23	$7.99	0.25	1.05	1.30	—		(0.25)	(0.54)	(0.79)
Year ended 9/30/22	$9.23	0.25	(0.97)	(0.72)	—	[4]	(0.24)	(0.28)	(0.52)
Year ended 9/30/21	$6.56	0.19	2.63	2.82	0.01		(0.16)	—	(0.16)
Year ended 9/30/20	$7.73	0.16	(1.07)[11]	(0.91)	—	[4]	(0.22)	(0.04)	(0.26)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$3.46	(7.06)	2.16	6 7	2.33	6 7	(1.33)	(1.50)	$27,970	28%
$3.75	31.12	2.16	6 7	2.34	6 7	(0.90)	(1.09)	$31,994	28%
$2.86	16.73	2.16	6 7	2.31	6 7	(0.91)	(1.05)	$30,980	29%
$2.45	(43.89)	2.15	5 8	2.29	5 8	(1.13)	(1.26)	$30,132	44%
$4.40	45.70	2.12	[5]	2.12	[5]	(1.33)	(1.33)	$52,307	39%
$3.02	10.22	2.15	[5]	2.38	[5]	(1.12)	(1.34)	$39,899	33%

$3.53	(6.99)	1.96	6 7	2.43	6 7	(1.14)	(1.61)	$6,752	28%
$3.83	31.62	1.96	6 7	2.52	6 7	(0.67)	(1.23)	$7,605	28%
$2.91	17.34	1.96	6 7	2.61	6 7	(0.83)	(1.47)	$4,027	29%
$2.48	(43.89)	1.95	5 8	2.08	5 8	(0.88)	(1.00)	$10,416	44%
$4.46	46.23	1.95	[5]	2.08	[5]	(1.13)	(1.26)	$17,490	39%
$3.05	10.51	1.96	[5]	2.18	[5]	(0.98)	(1.20)	$10,560	33%

$3.95	(10.21)	1.47	5 8	1.47	5 8	(0.96)	(0.96)	$107,627	14%
$4.77	27.54	1.50	5 8	1.50	5 8	(0.96)	(0.96)	$126,784	32%
$3.74	12.76	1.50	6 7	1.50	6 7	(0.93)	(0.93)	$117,596	30%
$3.39	(36.97)	1.50	5 8	1.50	5 8	(1.00)	(1.00)	$107,048	33%
$5.83	51.70	1.46	[5]	1.46	[5]	(1.08)	(1.08)	$181,563	22%
$3.92	23.20	1.53	[5]	1.53	[5]	(1.03)	(1.03)	$100,698	20%

$4.01	(10.07)	1.35	5 8	1.39	5 8	(0.83)	(0.86)	$84,692	14%
$4.83	27.78	1.35	5 8	1.40	5 8	(0.82)	(0.86)	$81,604	32%
$3.78	12.94	1.36	6 7	1.40	6 7	(0.79)	(0.83)	$69,174	30%
$3.42	(36.94)	1.35	5 8	1.38	5 8	(0.85)	(0.87)	$55,266	33%
$5.88	52.21	1.35	[5]	1.40	[5]	(0.96)	(1.01)	$74,144	22%
$3.94	23.09	1.35	[5]	1.48	[5]	(0.83)	(0.96)	$38,795	20%

$11.88	(5.41)	1.36	6 7	2.32	6 7	(0.94)	(1.90)	$2,831	16%
$12.56	22.42	1.36	6 7	2.57	6 7	(0.81)	(2.02)	$4,098	21%
$10.26	17.80	1.36	5 8	2.57	5 8	(0.58)	(1.79)	$4,620	24%
$8.71	(37.76)	1.35	5 8	2.35	5 8	(0.77)	(1.77)	$3,879	30%
$15.83	25.84	1.35	[5]	2.17	[5]	(0.86)	(1.68)	$7,054	58%
$12.60	26.00	1.36	[6]	4.70	[6]	(0.81)	(4.16)	$4,306	35%

$12.14	(5.23)	0.96	6 7	1.61	6 7	(0.53)	(1.18)	$10,380	16%
$12.81	22.82	0.96	6 7	1.67	6 7	(0.40)	(1.11)	$11,047	21%
$10.43	18.25	0.96	5 8	1.74	5 8	(0.18)	(0.96)	$9,892	24%
$8.82	(37.47)	0.95	5 8	1.53	5 8	(0.35)	(0.93)	$8,828	30%
$15.94	26.31	0.95	[5]	1.56	[5]	(0.46)	(1.07)	$12,385	58%
$12.64	26.40	0.96	[6]	2.79	[6]	(0.42)	(2.25)	$9,065	35%

$9.98	5.20	1.10	5 8	1.16	5 8	2.19	2.13	$114,488	15%
$10.15	22.88	1.11	6 7	1.18	6 7	2.89	2.81	$115,169	25%
$8.52	16.16	1.11	5 8	1.18	5 8	2.80	2.73	$112,591	43%
$8.00	(8.55)	1.10	5 8	1.20	5 8	2.46	2.36	$102,983	47%
$9.24	43.20	1.10	[5]	1.18	[5]	1.97	1.89	$119,966	41%
$6.56	(12.18)[12]	1.10	[5]	1.30	[5]	2.04	1.84	$96,323	76%

$9.96	5.18	0.95	5 8	1.18	5 8	2.33	2.11	$16,691	15%
$10.13	23.12	0.95	6 7	1.14	6 7	3.11	2.93	$16,862	25%
$8.50	16.23	0.96	5 8	1.12	5 8	3.00	2.84	$31,649	43%
$7.99	(8.42)	0.95	5 8	1.14	5 8	2.89	2.71	$15,583	47%
$9.23	43.26	0.99	[5]	1.43	[5]	2.04	1.60	$7,163	41%
$6.56	(11.93)[12]	0.95	[5]	1.38	[5]	2.21	1.78	$6,449	76%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
International Growth Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$26.45	(0.03)	(1.91)	(1.94)	—	[4]	—	(4.22)	(4.22)
Year ended 9/30/24	$21.60	(0.09)	4.94	4.85	—	[4]	—	—	—
Year ended 9/30/23	$20.03	(0.03)	1.60	1.57	—	[4]	—	—	—
Year ended 9/30/22	$38.79	(0.07)	(15.16)	(15.23)	—	[4]	—	(3.53)	(3.53)
Year ended 9/30/21	$34.07	(0.17)	8.68	8.51	—	[4]	—	(3.79)	(3.79)
Year ended 9/30/20	$28.23	(0.20)	6.82	6.62	—	[4]	—	(0.78)	(0.78)
International Growth Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$26.74	0.63	(2.60)	(1.97)	—	[4]	—	(4.22)	(4.22)
Year ended 9/30/24	$21.80	0.43	4.51	4.94	—		—	—	—
Year ended 9/30/23	$20.20	0.08	1.52	1.60	—	[4]	—	—	—
Year ended 9/30/22	$39.04	(0.02)	(15.29)	(15.31)	—	[4]	—	(3.53)	(3.53)
Year ended 9/30/21	$34.24	(0.13)	8.72	8.59	—	[4]	—	(3.79)	(3.79)
Year ended 9/30/20	$28.33	(0.12)	6.81	6.69	—	[4]	—	(0.78)	(0.78)
International Opportunities Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$3.27	(0.07)	(0.23)	(0.30)	—	[4]	—	—	—
Year ended 9/30/24	$2.72	(0.08)	0.63	0.55	—	[4]	—	—	—
Year ended 9/30/23	$2.51	(0.06)	0.27	0.21	—	[4]	—	—	—
Year ended 9/30/22	$5.26	(0.05)	(2.06)	(2.11)	—	[4]	—	(0.64)	(0.64)
Year ended 9/30/21	$4.64	(0.07)	0.79	0.72	—	[4]	—	(0.10)	(0.10)
Year ended 9/30/20	$3.54	(0.09)	1.28	1.19	—		—	(0.09)	(0.09)
International Opportunities Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$3.32	0.17	(0.46)	(0.29)	—	[4]	—	—	—
Year ended 9/30/24	$2.76	—	0.56	0.56	—	[4]	—	—	—
Year ended 9/30/23	$2.55	(0.02)	0.23	0.21	—	[4]	—	—	—
Year ended 9/30/22	$5.33	(0.03)	(2.11)	(2.14)	—	[4]	—	(0.64)	(0.64)
Year ended 9/30/21	$4.71	(0.05)	0.77	0.72	—	[4]	—	(0.10)	(0.10)
Year ended 9/30/20	$3.58	(0.04)	1.26	1.22	—		—	(0.09)	(0.09)
International Select Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$12.55	(0.05)	(0.05)	(0.10)	—	[4]	—	—	—
Year ended 9/30/24	$10.25	(0.06)	2.36	2.30	—	[4]	—	—	—
Year ended 9/30/23	$8.90	(0.07)	1.42	1.35	—	[4]	—	—	—
Year ended 9/30/22	$14.96	(0.10)	(5.97)	(6.07)	0.01		—	—	—
Year ended 9/30/21	$12.61	(0.07)	2.41	2.34	0.01		—	—	—
Year ended 9/30/20[9]	$10.00	(0.04)	2.64	2.60	0.01		—	—	—
International Select Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$12.81	— [4]	(0.07)	(0.07)	—		—	—	—
Year ended 9/30/24	$10.43	0.05	2.33	2.38	—		—	—	—
Year ended 9/30/23	$9.01	0.03	1.39	1.42	—		—	—	—
Year ended 9/30/22	$15.10	(0.04)	(6.05)	(6.09)	—		—	—	—
Year ended 9/30/21	$12.69	— [4]	2.41	2.41	—		—	—	—
Period ended 9/30/20[9]	$10.00	(0.02)	2.68	2.66	0.03		—	—	—
International Value Fund — Investor Class
Six Months ended 3/31/25 (unaudited)[14]	$10.00	0.10	1.07	1.17	—	[4]	(0.01)	—	(0.01)
International Value Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)[14]	$10.00	0.11	1.06	1.17	—		(0.01)	—	(0.01)
Long/Short Alpha Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$15.36	0.01	(1.91)	(1.90)	—	[4]	—	—	—
Year ended 9/30/24	$11.51	(0.02)	3.87	3.85	—	[4]	—	—	—
Year ended 9/30/23	$9.01	(0.08)	2.59	2.51	—	[4]	—	(0.01)	(0.01)
Year ended 9/30/22[12]	$10.00	(0.16)	(0.83)	(0.99)	—	[4]	—	—	—
Long/Short Alpha Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$15.44	0.01	(1.91)	(1.90)	—	[4]	—	—	—
Year ended 9/30/24	$11.56	0.02	3.86	3.88	—	[4]	—	—	—
Year ended 9/30/23	$9.03	(0.12)	2.66	2.54	—	[4]	—	(0.01)	(0.01)
Year ended 9/30/22[12]	$10.00	(0.13)	(0.84)	(0.97)	—	[4]	—	—	—

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$20.29	(8.08)	1.49	6 7	1.49	6 7	(0.38)	(0.38)	$167,115	24%
$26.45	22.50	1.49	6 7	1.49	6 7	(0.11)	(0.11)	$211,932	34%
$21.60	7.84	1.41	5 8	1.41	5 8	0.08	0.08	$231,089	31%
$20.03	(42.98)	1.44	5 8	1.44	5 8	(0.14)	(0.14)	$279,608	20%
$38.79	26.59	1.41	[5]	1.41	[5]	(0.47)	(0.47)	$579,102	25%
$34.07	23.73	1.47	[5]	1.47	[5]	(0.50)	(0.50)	$497,104	45%

$20.55	(8.07)	1.36	6 7	1.43	6 7	(0.31)	(0.38)	$30,658	24%
$26.74	22.66	1.36	6 7	1.38	6 7	0.01	(0.01)	$86,139	34%
$21.80	7.92	1.29	5 8	1.29	5 8	0.16	0.16	$223,565	31%
$20.20	(42.90)	1.33	5 8	1.33	5 8	(0.03)	(0.03)	$319,936	20%
$39.04	26.70	1.32	[5]	1.32	[5]	(0.38)	(0.38)	$699,377	25%
$34.24	23.89	1.35	[5]	1.36	[5]	(0.38)	(0.38)	$569,068	45%

$2.97	(9.17)	2.31	6 7	2.31	6 7	(1.11)	(1.11)	$39,303	14%
$3.27	20.22	2.04	6 7	2.04	6 7	(0.64)	(0.64)	$51,745	25%
$2.72	8.37	1.97	6 7	1.97	6 7	(0.52)	(0.52)	$54,964	20%
$2.51	(45.24)	1.96	5 8	1.96	5 8	(1.05)	(1.05)	$64,198	39%
$5.26	15.68	1.91	[5]	1.91	[5]	(1.14)	(1.14)	$139,189	35%
$4.64	34.24	2.02	[6]	2.02	[6]	(1.20)	(1.20)	$129,071	35%

$3.03	(8.73)	2.02	6 7	2.45	6 7	(0.91)	(1.33)	$18,623	14%
$3.32	20.29	1.96	6 7	2.02	6 7	(0.62)	(0.67)	$94,630	25%
$2.76	8.24	1.92	6 7	1.92	6 7	(0.51)	(0.51)	$226,305	20%
$2.55	(45.21)	1.91	5 8	1.91	5 8	(0.97)	(0.97)	$354,481	39%
$5.33	15.44	1.89	[5]	1.89	[5]	(1.10)	(1.10)	$675,768	35%
$4.71	34.71	1.93	[5]	1.93	[5]	(1.06)	(1.06)	$544,914	35%

$12.45	(0.80)	1.31	6 7	3.97	6 7	(0.92)	(3.58)	$2,643	23%
$12.55	22.44	1.30	5 8	4.53	5 8	(0.40)	(3.62)	$2,627	43%
$10.25	15.17	1.35	6 7	3.88	6 7	(0.41)	(2.95)	$2,481	22%
$8.90	(40.51)	1.30	5 8	3.34	5 8	(0.72)	(2.76)	$2,514	27%
$14.96	18.64	1.30	[5]	3.09	[5]	(0.68)	(2.46)	$4,763	35%
$12.61	26.10	1.30	[5]	6.96	[5]	(0.55)	(6.20)	$2,861	36%

$12.74	(0.55)	0.91	6 7	4.50	6 7	(0.54)	(4.13)	$1,142	23%
$12.81	22.82	0.90	5 8	4.38	5 8	(0.04)	(3.51)	$1,340	43%
$10.43	15.76	0.94	6 7	3.19	6 7	(0.05)	(2.30)	$1,526	22%
$9.01	(40.33)	0.90	5 8	2.37	5 8	(0.30)	(1.76)	$2,788	27%
$15.10	18.99	0.90	[5]	3.03	[5]	(0.27)	(2.40)	$4,746	35%
$12.69	26.90	0.90	[6]	7.68	[6]	(0.19)	(6.96)	$2,069	36%

$11.16	11.72	1.05	5 8	10.33	5 8	3.84	(5.43)	$1,909	5%

$11.16	11.74	0.90	5 8	7.84	5 8	3.88	(3.06)	$2,852	5%

$13.46	(12.32)	1.97	5 8 15	1.97	5 8 15	0.08	0.08	$38,479	20%
$15.36	33.45	2.21	6 7 15	2.21	6 7 15	(0.37)	(0.37)	$44,488	41%
$11.51	27.87	2.67	6 7 15	2.85	6 7 15	(1.16)	(1.34)	$22,895	75%
$9.01	(9.90)	2.41	6 7 15	3.14	6 7 15	(1.62)	(2.35)	$8,184	55%

$13.54	(12.31)	1.90	5 8 15	1.88	5 8 15	0.17	0.18	$31,817	20%
$15.44	33.56	2.07	6 7 15	2.09	6 7 15	(0.19)	(0.20)	$34,382	41%
$11.56	28.14	2.34	6 7 15	2.71	6 7 15	(0.99)	(1.37)	$11,579	75%
$9.03	(9.70)	2.20	6 7 15	3.10	6 7 15	(1.47)	(2.37)	$13,782	55%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Micro Cap Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$8.06	(0.05)	(1.11)	(1.16)	—	[4]	—	—	—
Year ended 9/30/24	$6.07	(0.11)	2.10	1.99	—	[4]	—	—	—
Year ended 9/30/23	$5.72	(0.11)	0.46	0.35	—	[4]	—	—	—
Year ended 9/30/22	$12.55	(0.13)	(3.80)	(3.93)	—	[4]	—	(2.90)	(2.90)
Year ended 9/30/21	$9.56	(0.19)	3.85	3.66	—	[4]	—	(0.67)	(0.67)
Year ended 9/30/20	$7.45	(0.10)	3.08	2.98	—		—	(0.87)	(0.87)
Micro Cap Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$8.07	(0.04)	(1.12)	(1.16)	—	[4]	—	—	—
Year ended 9/30/24	$6.07	(0.09)	2.09	2.00	—	[4]	—	—	—
Year ended 9/30/23	$5.72	(0.09)	0.44	0.35	—	[4]	—	—	—
Year ended 9/30/22	$12.55	(0.13)	(3.80)	(3.93)	—	[4]	—	(2.90)	(2.90)
Year ended 9/30/21	$9.55	(0.19)	3.86	3.67	—	[4]	—	(0.67)	(0.67)
Period ended 9/30/20[10]	$7.74	(0.05)	1.86	1.81	—		—	—	—
Micro Cap Value Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$3.95	(0.02)	(0.17)	(0.19)	—	[4]	—	—	—
Year ended 9/30/24	$2.97	(0.02)	1.00	0.98	—	[4]	—	—	—
Year ended 9/30/23	$2.79	(0.03)	0.21	0.18	—	[4]	—	—	—
Year ended 9/30/22	$5.10	(0.04)	(1.33)	(1.37)	—	[4]	—	(0.94)	(0.94)
Year ended 9/30/21	$3.65	(0.04)	2.02	1.98	—	[4]	—	(0.53)	(0.53)
Year ended 9/30/20	$3.21	(0.04)	0.78	0.74	—		—	(0.30)	(0.30)
Micro Cap Value Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$3.98	(0.02)	(0.17)	(0.19)	—	[4]	—	—	—
Year ended 9/30/24	$2.99	(0.01)	1.00	0.99	—	[4]	—	—	—
Year ended 9/30/23	$2.81	(0.02)	0.20	0.18	—	[4]	—	—	—
Year ended 9/30/22	$5.12	(0.04)	(1.33)	(1.37)	—	[4]	—	(0.94)	(0.94)
Year ended 9/30/21	$3.66	(0.05)	2.04	1.99	—	[4]	—	(0.53)	(0.53)
Period ended 9/30/20[10]	$3.26	(0.01)	0.41	0.40	—		—	—	—
Small Cap Growth Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$39.62	(0.21)	(3.23)	(3.44)	—	[4]	—	—	—
Year ended 9/30/24	$32.29	(0.47)	7.80	7.33	—	[4]	—	—	—
Year ended 9/30/23	$29.19	(0.38)	3.48	3.10	—	[4]	—	—	—
Year ended 9/30/22	$62.46	(0.46)	(21.99)	(22.45)	—	[4]	—	(10.82)	(10.82)
Year ended 9/30/21	$46.64	(0.57)	19.94	19.37	—	[4]	—	(3.55)	(3.55)
Year ended 9/30/20	$40.23	(0.32)	12.52	12.20	—		—	(5.79)	(5.79)
Small Cap Growth Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$40.38	(0.16)	(3.32)	(3.48)	—	[4]	—	—	—
Year ended 9/30/24	$32.88	(0.36)	7.86	7.50	—	[4]	—	—	—
Year ended 9/30/23	$29.70	(0.28)	3.46	3.18	—	[4]	—	—	—
Year ended 9/30/22	$63.29	(0.42)	(22.35)	(22.77)	—	[4]	—	(10.82)	(10.82)
Year ended 9/30/21	$47.18	(0.51)	20.17	19.66	—	[4]	—	(3.55)	(3.55)
Year ended 9/30/20	$40.60	(0.28)	12.65	12.37	—		—	(5.79)	(5.79)
Small Cap Value Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$11.73	0.02	(1.13)	(1.11)	—	[4]	(0.01)	(1.69)	(1.70)
Year ended 9/30/24	$9.14	(—)	2.97	2.97	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/23	$7.49	(0.02)	1.86	1.84	—	[4]	—	(0.19)	(0.19)
Year ended 9/30/22	$10.68	— [4]	(2.38)	(2.38)	—	[4]	— [4]	(0.81)	(0.81)
Year ended 9/30/21	$6.99	(0.02)	3.71	3.69	—	[4]	—	—	—
Year ended 9/30/20	$7.61	0.01	(0.54)	(0.53)	—		(0.04)	(0.05)	(0.09)
Small Cap Value Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$11.88	0.03	(1.16)	(1.13)	—	[4]	(0.02)	(1.69)	(1.71)
Year ended 9/30/24	$9.24	0.01	3.01	3.02	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/23	$7.56	—	1.87	1.87	—	[4]	—	(0.19)	(0.19)
Year ended 9/30/22	$10.78	0.01	(2.41)	(2.40)	—	[4]	(0.01)	(0.81)	(0.82)
Year ended 9/30/21	$7.05	— [4]	3.73	3.73	—	[4]	—	—	—
Year ended 9/30/20	$7.67	0.03	(0.55)	(0.52)	—		(0.05)	(0.05)	(0.10)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$6.90	(14.39)	1.64	5 8	1.64	5 8	(1.06)	(1.06)	$481,761	43%
$8.06	32.78	1.66	5 8	1.66	5 8	(1.39)	(1.39)	$591,440	51%
$6.07	6.12	1.66	5 8	1.66	5 8	(1.46)	(1.46)	$509,106	57%
$5.72	(39.42)	1.66	5 8	1.66	5 8	(1.54)	(1.54)	$558,093	59%
$12.55	38.81	1.63	[5]	1.63	[5]	(1.52)	(1.52)	$1,155,133	63%
$9.56	43.47	1.66	[5]	1.66	[5]	(1.48)	(1.48)	$746,749	75%

$6.91	(14.37)	1.60	5 8	1.60	5 8	(1.01)	(1.01)	$73,525	43%
$8.07	32.95	1.59	5 8	1.59	5 8	(1.33)	(1.33)	$90,455	51%
$6.07	6.12	1.59	5 8	1.59	5 8	(1.39)	(1.39)	$74,849	57%
$5.72	(39.40)	1.59	5 8	1.59	5 8	(1.47)	(1.47)	$76,558	59%
$12.55	38.96	1.56	[5]	1.56	[5]	(1.45)	(1.45)	$198,477	63%
$9.55	23.39	1.60	[5]	1.62	[5]	(1.43)	(1.45)	$59,124	75%

$3.76	(4.81)	1.67	5 8	1.67	5 8	(0.91)	(0.91)	$247,958	31%
$3.95	33.00	1.71	5 8	1.71	5 8	(0.47)	(0.47)	$265,555	54%
$2.97	6.45	1.73	5 8	1.73	5 8	(0.82)	(0.82)	$234,553	59%
$2.79	(32.47)	1.70	5 8	1.70	[5]	(1.13)	(1.13)	$249,290	50%
$5.10	58.11	1.66	[5]	1.66	[5]	(1.15)	(1.15)	$387,236	82%
$3.65	24.17	1.74	[5]	1.74		(1.01)	(1.01)	$222,963	63%

$3.79	(4.77)	1.60	5 8	1.62	5 8	(0.84)	(0.86)	$57,731	31%
$3.98	33.11	1.60	5 8	1.63	5 8	(0.34)	(0.37)	$62,714	54%
$2.99	6.41	1.61	5 8	1.65	5 8	(0.69)	(0.74)	$42,440	59%
$2.81	(32.31)	1.60	5 8	1.63	8 5	(1.03)	(1.06)	$42,952	50%
$5.12	58.25	1.60	[5]	1.61	[5]	(1.10)	(1.10)	$56,381	82%
$3.66	12.27	1.60	[5]	1.84	[5]	(0.99)	(1.23)	$25,317	63%

$36.18	(8.71)	1.14	5 8	1.14	5 8	(0.79)	(0.79)	$748,694	17%
$39.62	22.70	1.15	[5]	1.15	[5]	(0.97)	(0.97)	$869,768	28%
$32.29	10.62	1.15	5 8	1.15	5 8	(0.94)	(0.94)	$837,158	27%
$29.19	(42.42)	1.15	5 8	1.15	5 8	(1.05)	(1.05)	$848,033	32%
$62.46	42.49	1.12	[5]	1.12	[5]	(1.00)	(1.00)	$1,744,187	40%
$46.64	33.26	1.16	[5]	1.16	[5]	(0.89)	(0.89)	$1,247,871	37%

$36.90	(8.64)	1.05	5 8	1.06	5 8	(0.70)	(0.71)	$1,043,352	17%
$40.38	22.81	1.05	[5]	1.07	[5]	(0.86)	(0.88)	$1,280,724	28%
$32.88	10.71	1.06	5 8	1.07	5 8	(0.85)	(0.85)	$1,261,857	27%
$29.70	(42.35)	1.05	5 8	1.06	5 8	(0.94)	(0.95)	$1,138,901	32%
$63.29	42.62	1.05	[5]	1.06	[5]	(0.92)	(0.93)	$1,898,152	40%
$47.18	33.39	1.05	[5]	1.08	[5]	(0.78)	(0.81)	$1,233,331	37%

$8.92	(11.78)	1.16	5 8	1.16	5 8	0.39	0.39	$520,114	29%
$11.73	33.12	1.18	[6]	1.18	[6]	—	—	$607,697	69%
$9.14	24.90	1.18	6 7	1.18	6 7	(0.15)	(0.15)	$537,439	61%
$7.49	(24.18)	1.16	5 8	1.16	5 8	0.04	0.04	$570,201	61%
$10.68	52.79	1.16	[5]	1.16	[5]	(0.16)	(0.16)	$840,022	50%
$6.99	(7.13)	1.21	[5]	1.21	[5]	0.22	0.22	$525,957	58%

$9.04	(11.70)	1.05	5 8	1.06	5 8	0.51	0.51	$966,277	29%
$11.88	33.31	1.06	[6]	1.06	[6]	0.12	0.12	$1,055,097	69%
$9.24	25.07	1.07	6 7	1.07	6 7	(0.06)	(0.06)	$695,586	61%
$7.56	(24.15)	1.05	5 8	1.06	5 8	0.14	0.14	$663,167	61%
$10.78	52.91	1.05	[5]	1.06	[5]	(0.05)	(0.06)	$849,537	50%
$7.05	(6.94)	1.05	[5]	1.08	[5]	0.38	0.34	$472,331	58%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Ultra Growth Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$34.04	(0.20)	(4.56)	(4.76)	—	[4]	—	—	—
Year ended 9/30/24	$26.54	(0.54)	8.04	7.50	—	[4]	—	—	—
Year ended 9/30/23	$26.29	(0.38)	0.63	0.25	—	[4]	—	—	—
Year ended 9/30/22	$50.98	(0.43)	(18.93)	(19.36)	—	[4]	—	(5.33)	(5.33)
Year ended 9/30/21	$39.56	(0.48)	13.30	12.82	0.01		—	(1.41)	(1.41)
Year ended 9/30/20	$25.30	(0.17)	14.98	14.81	0.01		—	(0.56)	(0.56)
Ultra Growth Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$34.21	(0.10)	(4.67)	(4.77)	—	[4]	—	—	—
Year ended 9/30/24	$26.63	(0.29)	7.87	7.58	—	[4]	—	—	—
Year ended 9/30/23	$26.37	(0.23)	0.53	0.30	—	[4]	(0.04)	—	(0.04)
Year ended 9/30/22	$51.05	(0.34)	(19.01)	(19.35)	—	[4]	—	(5.33)	(5.33)
Year ended 9/30/21	$39.58	(0.41)	13.28	12.87	0.01		—	(1.41)	(1.41)
Period ended 9/30/20[10]	$29.39	(0.09)	10.28	10.19	—	[4]	—	—	—
U.S. Select Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$15.32	(0.05)	(0.90)	(0.95)	—	[4]	—	(0.49)	(0.49)
Year ended 9/30/24	$12.07	(0.07)	3.32	3.25	—	[4]	—	—	—
Year ended 9/30/23	$9.74	(0.03)	2.36	2.33	—	[4]	—	—	—
Year ended 9/30/22[13]	$10.00	(0.01)	(0.26)	(0.27)	0.01		—	—	—
U.S. Select Fund — Institutional Class
Six Months ended 3/31/25 (unaudited)	$15.36	(0.02)	(0.93)	(0.95)	—	[4]	—	(0.49)	(0.49)
Year ended 9/30/24	$12.09	(0.06)	3.33	3.27	—	[4]	—	—	—
Year ended 9/30/23	$9.73	(0.03)	2.39	2.36	—	[4]	—	—	—
Year ended 9/30/22[13]	$10.00	(0.01)	(0.26)	(0.27)	—		—	—	—
U.S. Treasury Fund — Investor Class
Six Months ended 3/31/25 (unaudited)	$11.79	0.20	(1.13)	(0.93)	—	[4]	(0.20)	—	(0.20)
Year ended 9/30/24	$10.63	0.38	1.17	1.55	—	[4]	(0.39)	—	(0.39)
Year ended 9/30/23	$12.53	0.34	(1.91)	(1.57)	—	[4]	(0.33)	—	(0.33)
Year ended 9/30/22	$18.10	0.28	(5.57)	(5.29)	0.01		(0.29)	—	(0.29)
Year ended 9/30/21	$22.42	0.25	(3.00)	(2.75)	0.01		(0.24)	(1.34)	(1.58)
Year ended 9/30/20	$19.26	0.30	3.13	3.43	0.03		(0.30)	—	(0.30)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$29.28	(14.01)	1.20	5 8	1.20	5 8	(0.73)	(0.73)	$478,355	16%
$34.04	28.26	1.22	6 7	1.22	6 7	(0.93)	(0.93)	$642,152	25%
$26.54	0.95	1.23	5 8	1.23	5 8	(0.96)	(0.96)	$800,490	25%
$26.29	(41.70)	1.18	5 8	1.18	5 8	(1.00)	(1.00)	$984,853	34%
$50.98	32.78	1.16	[5]	1.16	[5]	(0.96)	(0.96)	$2,255,327	35%
$39.56	59.54	1.19	[5]	1.19	[5]	(0.95)	(0.95)	$1,733,280	37%

$29.44	(13.94)	1.05	5 8	1.08	5 8	(0.58)	(0.60)	$255,603	16%
$34.21	28.46	1.06	6 7	1.08	6 7	(0.77)	(0.80)	$323,962	25%
$26.63	1.13	1.06	5 8	1.08	5 8	(0.79)	(0.81)	$378,127	25%
$26.37	(41.62)	1.05	5 8	1.06	5 8	(0.87)	(0.88)	$389,020	34%
$51.05	32.89	1.05	[5]	1.06	[5]	(0.86)	(0.87)	$717,666	35%
$39.58	34.67	1.05	[5]	1.07	[5]	(0.97)	(0.98)	$348,388	37%

$13.88	(6.63)	1.00	5 8	1.46	5 8	(0.71)	(1.16)	$9,280	8%
$15.32	26.93	1.01	[6]	1.75	[6]	(0.67)	(1.41)	$9,830	36%
$12.07	23.92	1.02	6 7	4.56	6 7	(0.53)	(4.07)	$4,352	31%
$9.74	(2.60)	1.01	6 7	11.81	6 7	(0.59)	(11.39)	$1,779	4%

$13.92	(6.54)	0.85	5 8	1.13	5 8	(0.55)	(0.83)	$19,769	8%
$15.36	27.05	0.86	[6]	1.26	[6]	(0.52)	(0.92)	$16,761	36%
$12.09	24.25	0.87	6 7	2.46	6 7	(0.38)	(1.98)	$8,118	31%
$9.73	(2.70)	0.86	6 7	10.54	6 7	(0.43)	(10.11)	$3,566	4%

$10.66	(7.93)	0.74	5 8	0.74	5 8	3.63	3.63	$148,628	—%
$11.79	14.68	0.73	[5]	0.73	[5]	3.30	3.30	$185,135	83%
$10.63	(12.82)	0.70	5 8	0.70	5 8	2.67	2.67	$237,186	13%
$12.53	(29.44)	0.67	5 8	0.67	5 8	1.70	1.70	$287,523	47%
$18.10	(12.74)	0.66	[5]	0.66	[5]	1.30	1.30	$462,949	50%
$22.42	18.06	0.66	[5]	0.66	[5]	1.41	1.41	$545,586	13%

Wasatch Funds

Notes to Financial Highlights

[1]	Not annualized for periods less than one year.

[2]	Annualized for periods less than one year.

[3]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

[4]	Represents amounts less than $0.005 per share.

[5]	Includes interest expenses of less than 0.005%.

[6]	Includes interest expenses of more than 0.005%.

[7]	Includes extraordinary expenses greater than or equal to 0.01% (see Note 7 in “Notes to Financial Statements”).

[8]	Includes extraordinary expenses of less than 0.01% (see Note 7 in “Notes to Financial Statements”).

[9]	Fund inception date was October 1, 2019.

[10]	Institutional Class inception date was January 31, 2020.

[11]

Net Realized and Unrealized Gains (Losses) on Investments per share reflects a large, non-recurring receivable for security litigation which amounted to $0.07 and $0.07 per share for the Investor Class and Institutional Class, respectively. Excluding this non-recurring receivable, Net Realized and Unrealized Gains (Losses) on Investments would have been $(1.16) and $(1.14) per share for the Investor Class and Institutional Class, respectively. Excluding this non-recurring receivable, Total Return would have been (13.11)% and (13.00)% for the Investor Class and Institutional Class, respectively.

[12]	Fund inception date was October 1, 2021.

[13]	Fund inception date was June 13, 2022.

[14]	Fund inception date was November 29, 2024.

[15]	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below:

	Expenses Net of Waivers and Reimbursements(%)[2]	Expenses Before Waivers and Reimbursements(%)[2]
Long/Short Alpha Fund — Investor Class
Period ended 3/31/25	1.54	1.54
Year ended 9/30/24	1.63	1.62
Year ended 9/30/23	1.76	1.93
Year ended 9/30/22	1.75	2.48

Long/Short Alpha Fund — Institutional Class
Period ended 3/31/25	1.46	1.45
Year ended 9/30/24	1.50	1.51
Year ended 9/30/23	1.50	1.87
Year ended 9/30/22	1.50	2.40

Wasatch Funds	MARCH 31, 2025 (Unaudited)

Notes to Financial Statements

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Frontier Emerging Small Countries Fund, International Select Fund, International Value Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s Statutory Prospectus and each Fund’s Summary Prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 20 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; U.S. Select Fund, which commenced operations on June 13, 2022; and International Value Fund, which commenced operations on November 29, 2024. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select,

Global Value, International Growth, International Opportunities, International Select, International Value, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at March 31, 2025. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Valuation of Securities — All investments in securities are recorded at their estimated fair value as described in Note 12.

Foreign Currency Translations — Values of investments denominated in foreign currencies are converted into U.S. dollars using the current spot exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing spot exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income — Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

Wasatch Funds

Notes to Financial Statements (continued)

Expenses — The Funds contract for various services on a collective basis. Most expenses are directly attributable to each Fund and therefore are charged accordingly. Expenses not directly attributable to one or more Funds are allocated among applicable Funds on an equitable and consistent basis considering such things as the nature and type of expense and the relative net assets of the Funds.

Use of Management Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications — In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. Based on experience, however, the risk of loss is expected to be remote.

Redemption Fees — The Funds deduct a fee of 2.00% from redemption proceeds on shares of the Funds held 60 days or less. Redemption fees retained by the Funds are credited to additional paid-in capital.

Other — Income, expenses, and realized and unrealized gains or losses on investments are generally allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as certain shareholder servicing fees.

New Accounting Pronouncement — In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales — The Equity Funds (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes — Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are

MARCH 31, 2025 (Unaudited)

agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the six months ended March 31, 2025.

5. PURCHASES AND SALES OF SECURITIES

The cost of investment securities purchased and proceeds from sales of investment securities, excluding U.S. government and short-term securities, for the six months ended March 31, 2025 are summarized below:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Purchases	$959,010,303	$92,903,396	$53,525,126	$33,360,691	$10,277,632
Sales	1,092,301,017	219,195,370	77,463,958	91,698,479	13,076,413

	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Purchases	$39,419,491	$2,269,932	$18,990,803	$57,309,285	$13,166,787
Sales	28,971,570	3,089,693	23,504,777	132,666,956	91,847,716

	International Select Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Purchases	$863,442	$4,347,150	$16,228,304	$275,557,285	$100,073,336
Sales	993,825	169,307	18,743,037	299,822,696	104,505,314

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund
Purchases	$355,081,446	$487,188,101	$150,514,478	$6,558,633
Sales	608,195,379	467,918,058	265,278,637	2,219,791

Purchases and sales of U.S. government securities in the U.S. Treasury Fund were $0 and $22,069,262, respectively.

6. FEDERAL INCOME TAX INFORMATION

It is the Funds’ policy to qualify as regulated investment companies and distribute substantially all of their taxable income to shareholders. The Funds’ tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return.

Management has analyzed the Funds’ tax positions taken for all open federal and state income tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

Wasatch Funds

Notes to Financial Statements (continued)

As of March 31, 2025, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$3,578,492,674	$383,732,854	$336,937,167	$167,252,145	$26,518,489

Gross appreciation	$1,111,405,712	$184,031,452	$77,785,458	$84,128,618	$9,835,364
Gross (depreciation)	(427,977,955)	(5,342,748)	(33,260,619)	(8,204,966)	(1,539,334)

Net appreciation	$683,427,757	$178,688,704	$44,524,839	$75,923,652	$8,296,030

	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Cost	$159,776,185	$10,848,477	$100,988,094	$139,129,147	$35,516,418

Gross appreciation	$55,612,681	$3,469,731	$31,895,866	$61,726,252	$22,488,404
Gross (depreciation)	(21,332,827)	(909,190)	(3,800,982)	(6,060,315)	(1,363,236)

Net appreciation	$34,279,854	$2,560,541	$28,094,884	$55,665,937	$21,125,168

	International Select Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$3,036,711	$4,181,672	$72,168,092	$517,379,371	$223,966,095

Gross appreciation	$878,846	$413,169	$8,709,530	$79,736,274	$84,158,982
Gross (depreciation)	(213,140)	(30,127)	(6,804,385)	(41,576,986)	(12,062,589)

Net appreciation	$665,706	$383,042	$1,905,145	$38,159,288	$72,096,393

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$1,300,004,135	$1,299,127,208	$707,437,274	$26,605,788	$177,257,495

Gross appreciation	$578,315,539	$259,495,410	$188,728,433	$3,352,081	$—
Gross (depreciation)	(144,577,768)	(107,127,743)	(164,361,944)	(1,327,835)	(32,119,470)

Net appreciation (depreciation)	$433,737,771	$152,367,667	$24,366,489	$2,024,246	$(32,119,470)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation (depreciation) on passive foreign investment companies (PFICs) and other temporary tax adjustments.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of this report.

Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from ordinary income and realized capital gains for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction (tax equalization).

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to passive foreign investment company shares, foreign capital gains taxes, foreign currency transactions, corporate actions, wash sales and investments in REITs. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

The Funds are permitted to carry forward capital losses for an unlimited period. The losses that are carried forward retain their character as either short-term or long-term capital losses.

MARCH 31, 2025 (Unaudited)

Capital loss carryforwards as of September 30, 2024 are as follows:

	Non-expiring
Fund	Short Term	Long Term
Emerging Markets Select Fund	$59,667,951	$56,656,256
Frontier Emerging Small Countries Fund	96,248,435	3,005,196
Global Select Fund	1,609,490	388,517
Global Value Fund*	23,474,545	134,769,256
Greater China Fund	2,847,075	2,018,805
International Opportunities Fund	14,984,320	—
International Select Fund	554,477	470,833
Long/Short Alpha Fund	331,152	—
Micro Cap Fund	88,264,499	—
Micro Cap Value Fund	20,336,386	—
Small Cap Growth Fund	169,720,880	103,582,578
Ultra Growth Fund	62,708,771	—
U.S. Treasury Fund	27,193,868	135,623,244

*	The Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the tax year ended September 30, 2024, the Funds used capital loss carryforwards in the following amounts:

Fund	Amount Used
Core Growth Fund	$32,007,795
Emerging Markets Small Cap Fund	1,490,760
Frontier Emerging Small Countries Fund	4,349,046
Global Opportunities Fund	917,211
Global Value Fund	1,200,687
International Growth Fund	960,145
International Opportunities Fund	22,370,535
International Select Fund	30,996
Long/Short Alpha Fund	86,525
Micro Cap Fund	35,304,895
Micro Cap Value Fund	23,215,469
Small Cap Growth Fund	7,965,172
Ultra Growth Fund	54,193,415
U.S. Select Fund	45,685

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds have elected to defer losses as follows:

Fund	Post-October Capital Losses	Late-Year Ordinary Losses
Core Growth Fund	$—	$(15,662,522)
Emerging India Fund	—	(7,144,105)
Emerging Markets Select Fund	—	(508,868)
Emerging Markets Small Cap Fund	—	(3,489,938)
Global Opportunities Fund	—	(1,676,387)
Global Select Fund	—	(51,534)
International Growth Fund	—	(108,096)
International Opportunities Fund	—	(37,564)
International Select Fund	—	(3,090)
Long/Short Alpha Fund	—	(77,035)
Micro Cap Fund	—	(6,487,461)
Micro Cap Value Fund	—	(850,999)
Small Cap Growth Fund	—	(14,893,821)
Ultra Growth Fund	—	(6,973,353)
U.S. Select Fund	—	(112,702)

Wasatch Funds

Notes to Financial Statements (continued)

EU Reclaims — Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Several Wasatch Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income in the Statements of Operations and any related receivable, if any, is reflected as interest and dividends receivable in the Statements of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by the Funds during the fiscal year exceed foreign withholding taxes paid, and the Funds had previously passed foreign tax credits on to their shareholders, the Funds may enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Funds’ shareholders.

Foreign Taxes — A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

7. RELATED PARTY TRANSACTIONS

Investment Advisory Fees, Expense Limitations — As the Funds’ investment advisor, the Advisor receives a monthly fee calculated on average daily net assets. The Advisor has contractually agreed to waive its fees and/or reimburse the Investor Class shares and the Institutional Class shares of certain Funds should a Fund’s operating expenses exceed a specified annual limitation through at least January 31, 2026. If operating expenses are less than the specified expense limit for the Fund, the Advisor shall be entitled to recoup the fees waived or reduced to the extent that the operating expenses and the amounts reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently through January 31, 2026). A Fund may only make a repayment to the Advisor for the amount reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. All amounts not recovered at the end of the period expire on January 31, 2026. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date. Ordinary operating expenses exclude any interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Funds’ business in excess of such limitations. Investment advisory fees and fees waived, if any, for the six months ended March 31, 2025 are disclosed in the Statements of Operations. Investment advisory fee and expense limitation annual rates are shown below.

Fund	Advisory Fee	Expense Limitation Investor Class	Expense Limitation Institutional Class	Contractual Expense Limitation/ Reimbursement Recoverable Expiration Date	Reimbursement Recoverable
Core Growth Fund	1.00%	1.50%	1.05%	1/31/2026	$68,285
Emerging India Fund	1.25%	1.75%	1.50%	1/31/2026	—
Emerging Markets Select Fund	1.00%	1.50%	1.20%	1/31/2026	—
Emerging Markets Small Cap Fund	1.65%	1.95%	1.80%	1/31/2026	48,834
Frontier Emerging Small Countries Fund	1.65%	2.15%	1.95%	1/31/2026	42,520
Global Opportunities Fund	1.25%	1.75%	1.35%	1/31/2026	14,188
Global Select Fund	0.85%	1.35%	0.95%	1/31/2026	54,207
Global Value Fund	0.90%	1.10%	0.95%	1/31/2026	49,162
International Growth Fund	1.25%	1.75%	1.35%	1/31/2026	20,158
International Opportunities Fund	1.75%	2.25%	1.95%	1/31/2026	97,087
International Select Fund	0.80%	1.30%	0.90%	1/31/2026	56,285
International Value Fund	0.80%	1.05%	0.90%	1/31/2026	83,430
Long/Short Alpha Fund	1.25%	1.75%	1.50%	1/31/2026	—

MARCH 31, 2025 (Unaudited)

Fund	Advisory Fee	Expense Limitation Investor Class	Expense Limitation Institutional Class	Contractual Expense Limitation/ Reimbursement Recoverable Expiration Date	Reimbursement Recoverable
Micro Cap Fund	1.50%	1.95%	1.60%	1/31/2026	$—
Micro Cap Value Fund	1.50%	1.95%	1.60%	1/31/2026	5,088
Small Cap Growth Fund	1.00%	1.50%	1.05%	1/31/2026	57,127
Small Cap Value Fund	1.00%	1.50%	1.05%	1/31/2026	41,747
Ultra Growth Fund	1.00%	1.50%	1.05%	1/31/2026	36,057
U.S. Select Fund	0.75%	1.00%	0.85%	1/31/2026	48,105
U.S. Treasury Fund	0.50%	0.75%	N/A	1/31/2026	—

Compensation — Beginning in the calendar year 2025, the Funds’ method of compensating Trustees is to pay each Independent Trustee a retainer of $160,000 per year for services rendered and a fee of $32,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (collectively, the “2025 Base Compensation”). Trustees receive an additional $12,000 for in-person attendance of any special Board meeting or committee meeting (or any combination thereof), and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board receives an additional 25% of the 2025 Base Compensation and the Chair of a committee receives an additional 15% of the 2025 Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board receives an additional fee of $80,000 a year as Chair and the Chair of the Audit Committee and the Chair of the Governance and Nominating Committee (the “Governance Committee”) each receives an additional $48,000 per year as Chair.

In the calendar year 2024, the Funds’ method of compensating Trustees was to pay each Independent Trustee a retainer of $155,000 per year for services rendered and a fee of $31,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (collectively, the “2024 Base Compensation”). Trustees received an additional $12,000 for in-person attendance of any special Board meeting or committee meeting (or any combination thereof), and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board received an additional 25% of the 2024 Base Compensation and the Chair of a committee received an additional 15% of the 2024 Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board received an additional fee of

$77,500 a year as Chair and the Chair of the Audit Committee and the Chair of the Governance Committee each received an additional $46,500 per year as Chair.

In the calendar year 2023, the Funds’ method of compensating Trustees was to pay each Independent Trustee a retainer of $150,000 per year for services rendered and a fee of $30,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (“2023 Base Compensation”). Trustees received an additional $12,000 for in-person attendance of any special Board meeting or committee meeting (or any combination thereof) and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board received an additional 25% of the 2023 Base Compensation and the Chair of a committee received an additional 15% of the 2023 Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board received an additional fee of $75,000 a year as Chair and the Chair of the Audit Committee and the Chair of the Governance Committee each received an additional $45,000 per year as Chair.

The Funds also may reimburse the Independent Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees and for continuing education expenses.

Payments by Sub-Advisor — Pursuant to a sub-advisory agreement entered into between the Advisor and Hoisington Investment Management Company (“HIMCo”), the Sub-Advisor for the U.S. Treasury Fund, (“HIMCo Sub-Advisory Agreement”), and subject to the supervision of the Advisor, HIMCo directs the investment of the U.S. Treasury Fund’s assets and is responsible for the continuing management of the Fund’s assets, including the placement of orders to purchase or sell securities on behalf of the Fund. The HIMCo Sub-Advisory Agreement provides that the Advisor shall pay HIMCo a monthly management fee computed at the annual rate of 0.02% of the Fund’s average daily net assets as long as and whenever the Fund has net assets less than $20 million and one-half (1/2) of the monthly fee the Advisor receives from the Fund under the

Wasatch Funds

Notes to Financial Statements (continued)

Advisory and Service Contract as long as and whenever the Fund has net assets of $20 million or more. The Advisor retains the remainder of the advisory fee paid under the Advisory and Service Contract. The Sub-Advisor may reimburse the Advisor for certain expenses.

Transfer Agent Intermediary Fees Reimbursed to the Advisor — Each Fund paid fees to, and reimbursed certain out-of-pocket expenses of, the Funds’ transfer agent during the period. In addition, the Advisor and the Funds’ distributor have entered into selling dealer agreements and service agreements with certain financial services companies, broker-dealers, banks, advisors, retirement service providers or other authorized agents or organizations (each an “Intermediary”— together, “Intermediaries”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Class shares of the Funds, some Intermediaries do not charge investors a direct transaction fee but instead charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Funds’ behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts, communication of tax information, income distribution and other services. Generally, the fee was either a per account charge based on the number of accounts to which the Intermediary provided such services, or was a percentage (as of March 31, 2025 up to 0.40% annually) of the average value of the Funds’ Investor Class shares held in such accounts. The Advisor paid the Intermediary fees and the Funds reimbursed the Advisor for the portion of such fees, which are intended to compensate the Intermediary for provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. Institutional Class shares of the Funds do not reimburse the Advisor for payments to Intermediaries. The Funds’ reimbursements of expenses incurred for services provided by Intermediaries are included in “Shareholder servicing fees — Investor Class” in the Statements of Operations.

10% Shareholders — As of March 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each Fund as detailed below:

Fund	Number of Accounts	Percent of Shares Outstanding
Core Growth Fund	2	48.08%
Emerging India Fund	3	70.49%
Emerging Markets Select Fund	3	78.22%
Emerging Markets Small Cap Fund	2	64.14%
Frontier Emerging Small Countries Fund	3	64.46%
Global Opportunities Fund	2	63.36%
Global Select Fund	4	84.86%
Global Value Fund	2	71.57%
International Growth Fund	2	38.73%
International Opportunities Fund	2	57.89%
International Select Fund	2	68.75%
International Value Fund	3	91.50%
Long/Short Alpha Fund	3	79.05%
Micro Cap Fund	2	39.60%
Micro Cap Value Fund	2	59.79%
Small Cap Growth Fund	3	62.76%
Small Cap Value Fund	3	64.52%
Ultra Growth Fund	2	58.32%
U.S. Select Fund	2	86.14%
U.S. Treasury Fund	3	62.80%

MARCH 31, 2025 (Unaudited)

Affiliated Interests — As of March 31, 2025, the Advisor and its affiliates, and the retirement plans of the Advisor and its affiliates, held shares of the Funds, which may be redeemed at any time as detailed below:

Fund	Number of Accounts*	Percent of Shares Outstanding
Core Growth Fund	26	1.02%
Emerging India Fund	30	5.87%
Emerging Markets Select Fund	25	2.57%
Emerging Markets Small Cap Fund	19	2.74%
Frontier Emerging Small Countries Fund	12	2.76%
Global Opportunities Fund	18	10.09%
Global Select Fund	17	76.75%
Global Value Fund	14	6.01%
International Growth Fund	12	1.78%
International Opportunities Fund	14	6.08%
International Select Fund	9	74.96%
International Value Fund	6	79.06%
Long/Short Alpha Fund	22	40.07%
Micro Cap Fund	20	2.46%
Micro Cap Value Fund	19	2.08%
Small Cap Growth Fund	23	0.95%
Small Cap Value Fund	18	0.66%
Ultra Growth Fund	21	3.13%
U.S. Select Fund	17	27.73%
U.S. Treasury Fund	8	2.18%

*	Multiple accounts with the same beneficial owner are treated as one account.

8. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the six months ended March 31, 2025 with an “affiliated company” as so defined:

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 3/31/2025	Gain (Loss) Realized on Sale of Shares For the Period ended 3/31/2025	Change in Unrealized Appreciation For the Period ended 3/31/2025
Core Growth Fund
Common Stock
Arhaus, Inc.	$53,777,392	$—	$654,861	$37,431,080	$—	$(359,487)	$(15,331,964)

Micro Cap Fund
Common Stock
Lakeland Industries, Inc.	$—	$10,536,214	$—	$9,686,733	$14,308	$—	$(849,481)
Mama’s Creations, Inc.	15,589,420	755,648	—	14,519,227	—	—	(1,825,841)

	$15,589,420	$11,291,862	$—	$24,205,960	$14,308	$—	$(2,675,322)

Micro Cap Value Fund
Common Stock
Gen Restaurant Group, Inc.	$3,092,771	$632,209	$766,260	$1,701,910	$—	$(442,640)	$(814,170)

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$16,698,121	$—	$—	$16,887,594	$—	$—	$189,473

Ultra Growth Fund
Common Stock
C4 Therapeutics, Inc.	$14,876,670	$6,295,243	$—	$7,289,962	$—	$—	$(13,881,951)
Sangamo Therapeutics, Inc.*	9,504,446	—	11,977,984	2,971,901	—	(28,274,642)	33,720,081

Wasatch Funds

Notes to Financial Statements (continued)

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 3/31/2025	Gain (Loss) Realized on Sale of Shares For the Period ended 3/31/2025	Change in Unrealized Appreciation For the Period ended 3/31/2025
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$13,915,114	$—	$—	$14,073,009	$—	$—	$157,895
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029*	938,180	—	—	484,222	—	—	(453,958)

	$39,234,410	$6,295,243	$11,977,984	$24,819,094	$—	$(28,274,642)	$19,542,067

	Share Activity				Dividends Credited to Income for the period ended 3/31/2025	Gain (Loss) Realized on Sale of Shares for the period ended 3/31/2025	Change in Unrealized Appreciation for the period ended 3/31/2025
	Balance 9/30/2024	Purchases/ Additions	Sales/ Reductions	Balance 3/31/2025
Core Growth Fund
Common Stock
Arhaus, Inc.	4,368,594	—	66,171	4,302,423	$—	$(359,487)	$(15,331,964)

Micro Cap Fund
Lakeland Industries, Inc.	—	476,944	—	476,944	$14,308	$—	$(849,481)
Mama’s Creations, Inc.	2,135,537	94,759	—	2,230,296	—	—	(1,825,841)

	2,135,537	571,703	—	2,707,240	$14,308	$—	$(2,675,322)

Micro Cap Value Fund
Common Stock
Gen Restaurant Group, Inc.	366,442	76,602	134,727	308,317	$—	$(442,640)	$(814,169)

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	$—	$—	$189,473

Ultra Growth Fund
Common Stock
C4 Therapeutics, Inc.	2,609,942	1,946,284	—	4,556,226	$—	$—	$(13,881,951)
Sangamo Therapeutics, Inc.*	10,973,844	—	6,442,126	4,531,718	—	(28,274,642)	33,720,081
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	157,895
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029*	3,026,385	—	—	3,026,385	—	—	(453,958)

	17,119,509	1,946,284	6,442,126	12,623,667	$—	$(28,274,642)	$19,542,067

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the period ended September 30, 2024 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

9. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities

MARCH 31, 2025 (Unaudited)

are registered, the costs of registering such securities are paid by the issuer. At March 31, 2025, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$28,571	0.04%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$6,100	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	9,382,015	1.69%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,404	249,112	0.04%

			$10,939,417	$9,637,227	1.74%

Micro Cap Value Fund
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	$396,902	$0	0.00%

			$396,902	$0	0.00%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$8,000,002	0.45%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	16,887,594	0.94%

			$25,999,989	$24,887,596	1.39%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$14,073,009	1.92%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	626,686	484,222	0.06%

			$15,626,690	$14,557,231	1.98%

10. LINE OF CREDIT

Effective May 31, 2024, the Trust and each Fund renewed and amended agreements for two open lines of credit totaling $300,000,000, one of which is $100,000,000 committed, and the other of which is $200,000,000 uncommitted, with State Street Bank and Trust Company (together, the “Line”) that mature on May 30, 2025. The agreements, as amended, had no change in the committed, uncommitted and total amounts available on the Line. The Funds incur commitment fees on the undrawn portion of the committed part of the Line, and interest expense to the extent of amounts drawn (borrowed) under the entire Line. Interest is based on the overnight federal-funds rate in effect on the date of borrowing, plus a margin. Commitment fees are pro-rated among the Funds based upon relative average net assets. Interest expense is charged directly to a Fund based upon actual amounts borrowed by that Fund.

For the six months ended March 31, 2025, the following Funds had borrowings:

Funds Utilizing the Line of Credit	Average Daily Borrowings	Number of Days Outstanding	Interest Expense	Weighted Average Annualized Interest Rate	Balance at 3/31/2025
Core Growth Fund	$21,235,415	3	$10,317	5.83%	$—
Emerging India Fund	6,403,434	21	21,507	5.76%	—
Emerging Markets Select Fund	1,893,233	36	10,595	5.60%	479,519
Emerging Markets Small Cap Fund	2,934,918	47	21,988	5.74%	—
Frontier Emerging Small Countries Fund	236,160	25	925	5.64%	—
Global Opportunities Fund	847,014	8	1,050	5.58%	90,752
Global Select Fund	170,028	16	427	5.66%	825,689
Greater China Fund	263,264	16	665	5.68%	—
International Growth Fund	1,129,943	13	2,295	5.62%	278,446
International Opportunities Fund	1,968,692	98	30,748	5.74%	—
Small Cap Growth Fund	203,110	1	34	6.08%	—
Small Cap Value Fund	5,649,345	3	2,745	5.83%	—
Ultra Growth Fund	901,774	1	146	5.83%	—

Wasatch Funds

Notes to Financial Statements (continued)

11. PRINCIPAL RISKS

Market Risk — Market risk is the risk that a particular security, or shares of a Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s shares and result in increased market volatility.

Current Market and Economic Conditions Risk — Current market and economic conditions risk is the risk that a particular investment, or shares of a Fund in general, may fall in value due to current market and economic conditions or events. Economic events historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers world wide. Such events have included, among other things, bankruptcies, corporate restructurings, and similar events; measures to address U.S. federal and state budget deficits; social, political and economic instability in Europe and other countries; dramatic changes in energy prices and currency exchange rates; China’s economic slowdown; and regional armed conflict, such as the wars between Russia and Ukraine and Israel and Hamas.

In this regard, in late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tension among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom and European Union issued broad-ranging economic sanctions against Russia. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russia economy and various sectors of the economy and companies, the value and liquidity of Russian securities, the value of the ruble, and the country’s credit rating and may have other adverse consequences on the Russian government, economy, companies and region.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund’s investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the world, which may negatively impact such countries and the companies in which a Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the world, including in the United States and Europe.

Similarly, in October 2023, Hamas launched an attack on Israel, which touched off a strong military response from Israel that closed borders and airspace, damaged infrastructure and resulted in significant civilian and military casualties in Israel and the Gaza Strip. The conflict has reignited regional tensions that threaten to involve other countries and factions. The continuing conflict and its escalation could have a severe adverse effect on the regional economy, currency and companies. These events may negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities may have a negative effect on a Fund’s investments in issuers of Israeli securities or in Israeli markets and performance, and may extend beyond any direct or indirect exposure a Fund may have to Israeli issuers or those of adjoining geographic regions. The extent and duration of these military actions or future escalations of such hostilities, the extent and impact of any related sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. If a Fund has investments in a region enduring geopolitical market disruption, it may face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial

MARCH 31, 2025 (Unaudited)

market adversely impacting a different country, region or financial market.

Furthermore, the economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of a Fund’s assets may go down.

These and any related events could have a significant negative impact on a Fund’s investments as well as a Fund’s performance. Aside from the foregoing turbulence, global and domestic regulators have previously responded to serious economic disruptions with ranging fiscal and monetary policy changes, including but not limited to direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Any change in these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which may adversely impact a Fund’s investments and performance. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Political turmoil within the United States and abroad may also impact a Fund. The ongoing adversarial political climate in the United States, as well as political and diplomatic events abroad, such as presidential, congressional and gubernatorial elections in the U.S., global elections and governmental changes and the U.S. government’s failure to agree on a long-term budget and deficit reduction plan, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on a Fund’s investments and operations. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund’s investments and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. Such actions could lead to price volatility and overall declines in U.S. and global investment markets.

In addition, there is a risk that the present value of assets or income from investments will be less in the future as rising prices (inflation) reduce their purchasing power. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a Fund’s investments may be affected, which may reduce a Fund’s performance. While overshadowed by recent rapid inflation, there is also a risk that the prices of goods and services in the United States and many foreign economies may decline over time (deflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Historically, securities issued in emerging and frontier markets have been subject to a greater risk of inflationary or deflationary forces, and more developed markets have been better able to use monetary policy to normalize markets.

The value of a Fund’s investments may be impacted by global health crisis or other events. The COVID-19 global pandemic or any future public health crisis and ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease or new diseases. As the COVID-19 pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets. Further, the interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s

Wasatch Funds

Notes to Financial Statements (continued)

portfolio investments and could result in disruptions in the trading markets.

Government and Regulatory Action Risk — Government and regulatory action risks may be considered a principal risk of the Funds. Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund is regulated or operated. The effects of these actions on the markets generally, and a Fund’s investment program in particular, can be uncertain. Such legislation or regulation could restrict the ability of a Fund to fully implement its investment strategies, either generally or with respect to certain securities, industries or countries, and could limit or impede a Fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and a Fund’s performance. Volatile financial markets can expose a Fund to greater market and liquidity risk, increased transaction costs and potential difficulty in valuing portfolio instruments held by the Fund.

Region Risk — The Funds, except the U.S. Treasury Fund, invest in equity and fixed-income securities of non-U.S. issuers. Because certain foreign markets are illiquid, market prices may not necessarily represent realizable value. Although the Funds maintain diversified investment portfolios, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. These risks are exaggerated for securities of issuers tied economically to emerging- and frontier-market countries. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Indian Market and India Region Risk — The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Select Fund, International Growth Fund, and International Opportunities Fund may invest a significant portion of their assets in securities of companies tied economically to India (the “India region”). Companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka. The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States and the securities markets in the India region are comparatively underdeveloped. Financial intermediaries may not perform as well as their counterparts in the United States or in other countries with more developed securities markets. A Fund may be unable to sell securities when the registration process is incomplete and may experience delays in receiving dividends. If a market’s trading volume is limited by operational difficulties, the ability of a Fund to invest may be impaired. A Fund’s ability to buy or sell India region securities may be impaired if the Fund’s ability to transact is denied, delayed, suspended or not renewed by local regulators. In previous years, exchange-listed companies in the information-technology sector and related industries (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. In addition, governmental actions, including economic and tax reforms, can have a significant effect on economic conditions in the India region, which could adversely affect the value and liquidity of investments. The government in India has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Further, any actions or other factors that may impede the flow of foreign capital to India may also inhibit its growth. Although the governments of India, Bangladesh, Pakistan, and Sri Lanka have begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. In addition, large portions of many Indian companies remain in the hands of their founders (including members of their families) and the corporate governance of such family-owned companies may be weaker and less transparent. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Liquidity Risk — From time to time, the trading market for a particular security or securities or a type of security in which the Funds invest may become less liquid or even illiquid, particularly with respect to emerging-market and frontier-market securities, IPOs and early-stage companies. Reduced liquidity will have an adverse impact on a Fund’s ability to sell such securities when necessary to meet a Fund’s liquidity needs or in response to a specific economic

MARCH 31, 2025 (Unaudited)

event. Market price quotations for such securities may be volatile.

Asia Region Risk — The Emerging Markets Select, Emerging Markets Small Cap, Global Opportunities, Global Select, Global Value, International Growth, International Opportunities, International Select, and International Value Funds may invest a significant portion of their assets in the securities of companies tied economically to markets in the Asia region, including, among others, Bangladesh, China, Hong Kong, Indonesia, Japan, Malaysia, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Similarly, the Frontier Emerging Small Countries Fund may invest a significant portion of its assets in the securities of companies tied economically to frontier and small emerging market countries in the Asia region including, among others, Bangladesh, Indonesia, Malaysia, the Philippines, Singapore, Taiwan, Thailand and Vietnam. The Emerging India Fund invests primarily in securities of companies tied economically to India. The Emerging India Fund considers that companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka. The value of a Fund’s assets invested in countries in the Asia region may be adversely affected by, among other things, political, economic, social and religious instability, less mature or liquid securities markets, increased price volatility, inadequate investor protection, different financial reporting requirements, different or inadequate accounting standards and practices, limited government oversight and market regulations, expropriation or nationalization of assets, capital controls, less developed or diverse economies, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest and military activity. In particular, China’s economy has a heavy influence on the Asia region and therefore actions taken by China or developments impacting China and its economy may negatively impact the economies and companies in other countries in the Asia region, including adversely affecting the investments held by a Fund in the Asia region regardless of the direct or indirect exposure such Fund may have to issuers in China. Countries in the Asia region, particularly China, Japan and South Korea, also may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States and Europe and other Asian economies. Global economic conditions and international trade may affect Asian economies, and companies’ prospects and financials could deteriorate as a result of political instability and uncertainty as well as increased tensions with other nations, the imposition of tariffs and other protectionist trade policies and other similar actions.

In addition, the Asian region is comprised of countries in all stages of economic development, some of which may experience overextension of credit, currency devaluation and restrictions, rising unemployment, high inflation, an underdeveloped financials sector, heavy reliance on international trade and prolonged economic recessions. Deflationary factors could also reemerge in certain Asian markets which some countries may not have the capacity to address. Many Asian region countries are dependent on foreign supplies of energy and competition to claim or develop regional supplies of energy or other natural resources could lead to economic, political or military instability or disruption and adversely impact the performance of a Fund. As some countries in the Asian region are less developed and may be considered emerging or frontier markets, the risk to foreign investors of investing in such countries will be magnified and include the risks of investing in emerging or frontier markets, such as increased political and social instability; highly volatile, less mature and less liquid securities markets; lower corporate government standards; limited government oversight and market regulation; differing financial reporting, accounting and auditing standards; capital controls; potential expropriation or nationalization of companies or industries; currency fluctuations; restrictions on foreign ownership; less legal recourse to enforce a Fund’s rights; less publicly available or inaccurate information regarding companies; high taxation; less developed or diverse economies, and other political, economic or social developments. The Asia region includes, among others, Japan, China, Hong Kong, and Taiwan, the risks of which are further summarized below.

Japan Risk — The Japanese economy has only recently emerged from a prolonged economic downturn. The Japanese economy may be subject to considerable economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low compared to other advanced economies, and it may remain low in the future. The economy is characterized by an aging and declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy, continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies. Japan is heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese

Wasatch Funds

Notes to Financial Statements (continued)

economy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events as well as from any deterioration in its relationship with neighboring countries). The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. In addition, the yen has had a history of unpredictable and volatile movements against the dollar. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect a Fund that has investments in Japan.

China Risk — China may be subject to considerable degrees of economic, political or social instability. China is an emerging-market country and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese governmental actions can have a significant effect on economic conditions in China, Hong Kong, and Taiwan or on a particular issuer or industry, which could adversely affect the value and liquidity of investments. The Chinese government exercises significant control over China’s economy through, among other things, its industrial policies, monetary policies, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies may adversely impact industries and companies in China, particularly domestic-oriented industries. Although over the years the Chinese government has been reforming economic and market practices, the Chinese government could, at any time, alter or discontinue such economic reform programs adversely affecting industries and companies in China.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and business structure.

After years of steady growth, China’s economy slowed prior to 2020, including in its Chinese real estate market. Although the trends began to reverse during China’s initial recovery from the pandemic, it is uncertain whether the trends will continue. China’s economy may experience a significant slowdown, an economic recession or periods of substantial inflation which may have a negative effect on its securities market. China’s economy, particularly its export-oriented industries, may be adversely impacted by the developments in the economies and governmental actions of their principal trading partners, including the United States, such as a reduction in spending on their products and services, a downturn in the economies of their key trading partners, and the imposition of trading, restrictions, tariffs or other protectionist trade policies.

Strained relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s economy and export industry and a commensurately negative impact on Chinese holdings in a Fund. In addition, there is a risk that capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory action such as the seizure of assets. Further, any perceived actions by China to assist Russia in evading sanctions imposed as a result of the Ukraine invasion may result in new or expanded sanctions against China. Any of these actions could severely impair a Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets and income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect a Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict, and it is unclear whether further tariffs or escalating actions may be imposed in the future.

In addition, on June 3, 2021, President Biden signed an executive order which, in general terms, prohibits U.S. persons from purchasing or selling publicly traded securities or derivatives of such securities in certain companies with ties to China’s military and related materials sector or surveillance technology industry as listed in the order or as determined by the U.S. Secretary of Treasury (hereafter, “Chinese Military-Industrial Complex Companies” or “CMICs”). The list of CMICs is subject to change from time to time, which could prevent a Fund from acquiring securities previously deemed suitable investments or result in a forced sale of securities in the portfolio at an inopportune time or price which may result in losses to the Fund. Such government prohibitions may affect the value of the securities held in the portfolio directly or indirectly as well as negatively impact the market for other China-based issuers resulting in reduced liquidity and price declines. The government prohibition also could lead to the inability to transact in the securities of other companies within Asia as a result of trade tensions between the U.S. and China.

Accounting, auditing, financial and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the U.S. and certain western European countries. China generally does not allow the Public Company Accounting Oversight Board to inspect the work of auditors performed

MARCH 31, 2025 (Unaudited)

in China for Chinese companies and as a result, Chinese companies are not subject to the same degree of transparency and regulatory oversight as U.S. companies. On December 2, 2020, the U.S. Congress also passed the Holding Foreign Companies Accountable Act, which could cause the securities of foreign issuers (including Chinese issuers) to be delisted from U.S. stock exchanges if those companies do not permit U.S. oversight of the auditing of their financial information. To the extent a Fund invests in securities of Chinese companies listed in the U.S., it is possible such securities may be delisted and delisting could decrease the Fund‘s ability to transact in such securities and could adversely impact their liquidity and market price. In addition, the Fund would have to seek other markets in which to transact in such securities which would also increase the Fund’s costs. It is difficult to predict the consequences of these actions.

China has historically managed its currency in a tight range relative to the U.S. dollar but this may be subject to greater uncertainty as Chinese authorities may change the policies that determine the exchange rate mechanism. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through, among other things, currency controls, direct investments, limitations on specific types of transactions (such as short selling), limitations or prohibitions on investors (including foreign institutional investors) with regard to selling holdings in Chinese companies, limitations or prohibitions on foreign ownership in certain industries or the repatriation of assets by foreign investors under certain circumstances or similar actions.

Securities of Chinese companies are accessible through various securities markets and investment vehicles, including China A-Shares through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program, H-Shares and B-Shares, shares listed on U.S. exchanges, American Depositary Receipts (ADRs), and Variable Interest Entities (“VIEs”) traded on a stock exchange as described below. Each Stock Connect program is a securities trading and clearing links program that aims to provide mutual stock market access between China and Hong Kong by permitting investors to trade and settle shares on each market through their local securities brokers. The foregoing instruments are all subject to various risks that could impact a Fund’s performance, including, but not limited to, potential trading restrictions, quota limitations, market closures, trading suspensions, settlement delays, limitations on foreign ownership or transfer, taxes, government regulation or restrictions, accounting standards, valuation, extreme market volatility and less market liquidity. These risks could adversely impact a Fund’s ability to achieve its investment objective(s) and its ability to trade China shares during such periods and could result in the Fund’s limiting or suspending shareholder redemption privileges as permitted in accordance with applicable law. As a result, a Fund may have to sell securities at an inopportune time or price or may not be able to execute its investment strategy, and its performance may be negatively impacted. In addition, China prohibits direct ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds). Accordingly, to facilitate foreign ownership in these businesses, many Chinese companies have created shell companies in other jurisdictions known as variable interest entities (i.e., VIEs) which enter into service or other contracts with the China-based operating companies, and the VIEs list their securities on an exchange such as the New York Stock Exchange or Hong Kong Stock Exchange. The VIE arrangement allows U.S. investors to obtain economic exposure to the China-based company indirectly through the contractual VIE structure rather than directly through the formal equity ownership structure. Although VIEs are a common industry practice, VIEs are not formally recognized in China and the Chinese government has provided recent guidance on and restrictions on China-based companies raising capital offshore, including through the VIE structures. If the government of China withdraws its implicit acceptance of the VIE structure, adopts or amends laws that restrict or prohibit the VIE structure or takes other adverse actions affecting VIEs and the rights or interests of foreign shareholders, the market value of any holdings of VIEs could result in significant losses.

Chinese securities markets may be subject to, among other things, Chinese authority interventions in the securities markets, frequent trading suspensions and halts, considerable volatility, pricing anomalies including from government influences, differing and uncertain regulatory requirements, market inefficiencies, operation, clearance, and settlement risks, limits on foreign ownership, rapid reduced liquidity of securities, greater valuation risks, daily trading quotas, confiscatory taxation, nationalization, and exchange control limits (including currency blockage). Such limitations and actions could adversely impact a Fund’s ability to achieve its investment objective(s), to trade Chinese securities, to meet redemptions and to force sales of portfolio Chinese securities at inopportune times and prices. Frequent intervention by the Chinese government, limits on credible corporate governance standards, limited transparency of market and accounting information and limited oversight of accounting firms also increase the risk of insider dealing, market manipulation, improper accounting and accounting fraud and other corporate misconduct. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies.

Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such

Wasatch Funds

Notes to Financial Statements (continued)

events, strained international relations and security concerns such as terrorism, may also adversely impact China’s economy, disrupting its economic growth and adversely affecting a Fund’s investments. Any spread of an infectious illness, public health threats or similar issues could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally also have a significant impact on the economies of China, Hong Kong, and Taiwan, which in turn could adversely affect a Fund’s investments. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests.

Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and a Fund’s investments. Further, China’s strained relationships with certain ethnic groups in China, including Tibetans and Uighurs, have been marked with protests and violence and may adversely affect the Chinese economy.

Taiwan Risk — Taiwan is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including claims based on fraud, may be difficult or impossible for shareholders of securities in Taiwan or for the U.S. authorities to pursue. With respect to Taiwan, China has a complex territorial dispute regarding the sovereignty of Taiwan. Continuing hostility between China and Taiwan and any potential military conflict or future political or economic disturbances may adversely impact investments in such countries or make investments in such countries impracticable or impossible. Any escalation in these hostilities may, among other things, distort Taiwan’s capital account, adversely impact other countries in the region and adversely impact the value and liquidity of a Fund’s investments in the region, including China and Taiwan, and make investments in China and Taiwan impractical or impossible. Taiwan’s market and economy also face increasing competition from other low-cost emerging economies and certain protectionist trade threats.

Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy, currency fluctuation, and conditions that weaken demand for Taiwan’s export products worldwide. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. A disruption in Taiwan’s exports could also result in broader negative economic impacts with respect to those industries and countries that rely upon them. Negative impacts of the Taiwanese economy as a whole or its industries may impact an Equity Fund’s performance to the extent a Fund invests in such securities.

Hong Kong Risk — With respect to Hong Kong, the Chinese and Hong Kong economies are vulnerable to the long-standing disagreement with Hong Kong related to the former British colony’s integration into a special administrative region of China. As reflected by protests in Hong Kong in recent years over political, economic and legal freedoms and the Chinese government’s response to them, considerable political uncertainty continues to exist within Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports, making Hong Kong’s economy closely tied to the Chinese economy. Any changes in the Chinese economy, trade regulations or currency exchange rates or a tightening of China’s control over Hong Kong may have an adverse impact on Hong Kong’s economy. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, such actions may have a negative impact on investor and business confidence in Hong Kong, on its markets and business performance and in turn on a Fund’s investments. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to the U.S. dollar which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange-rate system would have on Hong Kong’s economy.

Because a Fund’s net asset value is denominated in U.S. dollars, the establishment of an alternative exchange-rate system could result in a decline in a Fund’s net asset value. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in commodity markets could have a negative impact on the Hong Kong economy.

Europe and United Kingdom Risk — As part of their principal strategy permitting investments in foreign securities, the Global Opportunities, Global Select, Global Value, International Growth, International Opportunities, International Select, International Value and Micro Cap Value Funds may invest a significant portion of their assets in securities issued by companies in developed markets, including European countries and the United Kingdom (“U.K.”), and therefore exposure to the social, political,

MARCH 31, 2025 (Unaudited)

regulatory, economic, and other events or conditions affecting Europe and the U.K. may be considered a principal risk for such Funds as of the date of this Prospectus. The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Long/Short Alpha, Micro Cap, Small Cap Growth, Small Cap Value, Ultra Growth, and U.S. Select Funds may also invest in securities issued by foreign companies in Europe and the U.K. However, it is not considered a principal risk for such Funds as of the date of this Prospectus. The U.S. Treasury Fund does not invest in European or U.K. companies.

Many countries in Europe are member states of the European Union (“EU”) and will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. As members of the EU who have adopted the euro as their currency have relinquished control of their monetary policies to the European Central Bank, such members have limited ability to implement their own monetary policies to address regional economic conditions and respond to crises.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

Successionist movements as well as governmental or other response to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments in EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social development may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund’s investments. Any of these effects could adversely affect any of the companies to which a Fund has exposure and any other assets in which a Fund invests.

Efforts by the member countries of the EU to continue to unify their economic and monetary policies may increase the potential for similarities in movements of European markets and reduce the potential investment benefits of diversification within the region. Further, while many countries in western Europe are considered to have developed markets, many eastern European countries are less developed, and investments in eastern European countries, even if denominated in euros, may involve special risks associated with investments in emerging markets. As the economies of countries in Europe are in different stages of development, the policies adopted by the EU may not address the needs of all European countries.

In addition, the U.K. has one of the largest economies in Europe, and its economy relies heavily on the export of goods and services to EU member countries and to a lesser extent the U.S. and China. Trade between the U.K. and the EU is highly integrated through supply chains and trade in services as well as through multinational companies. As a result, the economy of the U.K. may be impacted by changes to the economic health of EU member countries, the U.S. and China. In 2020, the U.K. left the EU (referred to as “Brexit”). The U.K. and the EU reached a trade agreement that was ratified by all applicable U.K. and EU government bodies although certain aspects of the relationship remain unresolved and subject to further negotiations and agreement. The effects of Brexit are also shaped by the trade agreements that the U.K. negotiates with other countries. The precise impact on the U.K.’s economy as a result of its departure from the EU depends to a large degree on its ability to conclude favorable trade deals with the EU and other countries. While new trade deals may boost economic growth, such growth may not be able to offset the increased costs of trade with the EU resulting from the U.K.’s loss of its membership in the EU single market. Although some of the economic effects of Brexit are becoming clearer, the longer term impact on the business and financial results of companies in the U.K. and other European countries remains uncertain. The uncertainty of Brexit could have a significant impact on the business and financial results of companies in the U.K. and other European countries as well as certain sectors within the U.K.’s economy, including automotive, chemicals, financial services, and professional services. Accordingly, there remains a risk that the aftermath of Brexit, including its ongoing effect on the U.K.’s relationships with other countries and with the EU, may negatively impact the value of investments in a Fund.

Sector and Industry Weightings Risk — The Equity Funds may invest a large percentage of their assets in a few sectors, or industries within a particular sector. A Fund’s investment in a particular sector will fluctuate over time based on the investment opportunities identified by the Advisor. The risks associated with investing in various

Wasatch Funds

Notes to Financial Statements (continued)

sectors and industries are considered principal risks of these Funds. These sectors include communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate and utilities. Market conditions, interest rates, and economic, political, regulatory, or financial developments could significantly affect a single sector. If an Equity Fund invests in only a few sectors it will have more exposure to the price movements of securities in those sectors. The Funds may also from time to time make significant investments in an industry or industries within a particular sector. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of a Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. To the extent an Equity Fund has substantial holdings within a particular sector, or industry therein, the risks to the Fund associated with the sector or industry increase.

12. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) — Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing

MARCH 31, 2025 (Unaudited)

Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes — Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities — Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes — Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities — Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers — Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments — Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities — If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Wasatch Funds

Notes to Financial Statements (continued)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2025
Core Growth Fund
Assets
Common Stocks		$4,261,920,431	$—	$—	$4,261,920,431

		$4,261,920,431	$—	$—	$4,261,920,431

Emerging India Fund
Assets
Common Stocks
	Apparel Retail	$—	$18,861,837	$—	$18,861,837
	Automotive Parts & Equipment	—	8,919,845	—	8,919,845
	Building Products	—	2,581,796	—	2,581,796
	Commodity Chemicals	—	6	—	6
	Computer & Electronics Retail	—	12,884,202	—	12,884,202
	Construction Machinery & Heavy Transportation Equipment	—	6,457,338	—	6,457,338
	Consumer Finance	—	155,184,367	—	155,184,367
	Diversified Banks	—	56,458,252	—	56,458,252
	Diversified Support Services	—	23,031,247	—	23,031,247
	Electrical Components & Equipment	—	7,799,294	—	7,799,294
	Food Retail	—	11,069,237	—	11,069,237
	Health Care Facilities	—	57,278,241	—	57,278,241
	Health Care Services	—	37,815,074	—	37,815,074
	Industrial Machinery & Supplies & Components	—	24,319,633	—	24,319,633
	Interactive Media & Services	—	10,865,107	—	10,865,107
	IT Consulting & Other Services	—	24,007,982	—	24,007,982
	Life Sciences Tools & Services	—	44,235,389	—	44,235,389
	Regional Banks	—	28,071,733	—	28,071,733
	Research & Consulting Services	—	5,801,958	—	5,801,958
	Other	26,779,020	—	—	26,779,020

		$26,779,020	$535,642,538	$—	$562,421,558

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$—	$7,583,330	$—	$7,583,330
	Consumer Finance	—	58,663,592	—	58,663,592
	Diversified Banks	20,384,487	10,734,372	—	31,118,859
	Electrical Components & Equipment	17,251,240	16,727,190	—	33,978,430
	Electronic Equipment & Instruments	—	5,467,598	—	5,467,598
	Health Care Facilities	—	16,171,480	—	16,171,480
	Industrial Machinery & Supplies & Components	—	6,870,033	—	6,870,033
	Interactive Media & Services	—	12,542,766	—	12,542,766
	IT Consulting & Other Services	15,316,138	5,139,926	—	20,456,064
	Life Sciences Tools & Services	—	20,125,323	—	20,125,323
	Regional Banks	—	8,425,334	—	8,425,334
	Restaurants	—	13,785,901	—	13,785,901
	Semiconductor Materials & Equipment	—	6,603,524	—	6,603,524
	Semiconductors	—	42,594,223	—	42,594,223
	Other	97,075,549	—	—	97,075,549

		$150,027,414	$231,434,592	$—	$381,462,006

MARCH 31, 2025 (Unaudited)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2025
Emerging Markets Small Cap Fund
Assets
Common Stocks
	Apparel Retail	$—	$4,131,149	$—	$4,131,149
	Automotive Retail	—	3,523,309	—	3,523,309
	Commercial & Residential Mortgage Finance	—	8,358,103	—	8,358,103
	Commodity Chemicals	—	2,503,263	—	2,503,263
	Communications Equipment	—	2,817,003	—	2,817,003
	Computer & Electronics Retail	—	1,324,421	—	1,324,421
	Construction Machinery & Heavy Transportation Equipment	—	2,870,630	—	2,870,630
	Consumer Finance	—	21,384,212	—	21,384,212
	Diversified Support Services	—	10,410,038	—	10,410,038
	Drug Retail	8,309,197	2,934,299	—	11,243,496
	Electrical Components & Equipment	—	10,715,760	—	10,715,760
	Electronic Components	—	2,996,844	—	2,996,844
	Electronic Equipment & Instruments	—	6,837,701	—	6,837,701
	Food Retail	—	1,944,205	—	1,944,205
	Health Care Facilities	—	5,873,449	—	5,873,449
	Health Care Services	—	7,606,118	—	7,606,118
	Human Resource & Employment Services	—	4,999,057	—	4,999,057
	Industrial Machinery & Supplies & Components	—	9,560,522	—	9,560,522
	Interactive Media & Services	13,261,564	3,550,400	—	16,811,964
	IT Consulting & Other Services	8,642,767	14,515,016	—	23,157,783
	Life & Health Insurance	4,370,840	2,338,204	—	6,709,044
	Personal Care Products	—	5,530,092	—	5,530,092
	Regional Banks	—	5,959,662	—	5,959,662
	Semiconductor Materials & Equipment	—	4,793,259	—	4,793,259
	Semiconductors	—	28,318,323	—	28,318,323
	Other	32,796,390	—	—	32,796,390

		$67,380,758	$175,795,039	$—	$243,175,797

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Automotive Retail	$—	$649,379	$—	$649,379
	Consumer Finance	—	6,004,985	—	6,004,985
	Diversified Banks	3,768,421	3,502,776	—	7,271,197
	Diversified Support Services	—	934,315	—	934,315
	IT Consulting & Other Services	1,038,421	2,814,619	—	3,853,040
	Life & Health Insurance	1,401,300	278,954	—	1,680,254
	Soft Drinks & Non-Alcoholic Beverages	—	327,949	—	327,949
	Other	14,093,400	—	—	14,093,400

		$20,301,542	$14,512,977	$—	$34,814,519

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2025
Global Opportunities Fund
Assets
Common Stocks
	Application Software	$10,961,990	$5,372,585	$—	$16,334,575
	Asset Management & Custody Banks	3,634,090	1,286,548	—	4,920,638
	Consumer Finance	—	7,811,490	—	7,811,490
	Diversified Support Services	—	2,688,705	—	2,688,705
	Drug Retail	—	3,381,730	—	3,381,730
	Electrical Components & Equipment	—	5,700,133	—	5,700,133
	Health Care Equipment	2,988,889	1,020,924	—	4,009,813
	Health Care Facilities	5,844,481	4,473,872	—	10,318,353
	Health Care Services	—	1,690,734	—	1,690,734
	Health Care Technology	—	215,046	—	215,046
	Human Resource & Employment Services	3,917,467	1,489,200	—	5,406,667
	Industrial Machinery & Supplies & Components	9,840,730	1,182,225	—	11,022,955
	Interactive Media & Services	—	1,132,579	—	1,132,579
	Investment Banking & Brokerage	—	1,575,722	—	1,575,722
	IT Consulting & Other Services	4,528,578	4,632,026	—	9,160,604
	Life Sciences Tools & Services	2,402,785	3,620,533	—	6,023,318
	Regional Banks	3,505,677	4,566,094	—	8,071,771
	Research & Consulting Services	—	9,150,337	—	9,150,337
	Semiconductor Materials & Equipment	5,599,834	1,057,390	—	6,657,224
	Semiconductors	—	11,435,274	—	11,435,274
	Trading Companies & Distributors	—	10,111,737	—	10,111,737
	Other	57,236,634	—	—	57,236,634

		$110,461,155	$83,594,884	$—	$194,056,039

Global Select Fund
Assets
Common Stocks
	Application Software	$1,664,177	$261,757	$—	$1,925,934
	Building Products	276,556	212,100	—	488,656
	Consumer Finance	—	757,140	—	757,140
	Diversified Banks	216,351	372,159	—	588,510
	Drug Retail	—	425,528	—	425,528
	Electronic Equipment & Instruments	—	394,701	—	394,701
	Health Care Equipment	—	262,183	—	262,183
	Interactive Media & Services	—	606,447	—	606,447
	Research & Consulting Services	—	644,811	—	644,811
	Semiconductors	314,929	248,799	—	563,728
	Trading Companies & Distributors	—	505,799	—	505,799
	Other	6,245,580	—	—	6,245,580

		$8,717,593	$4,691,424	$—	$13,409,017

MARCH 31, 2025 (Unaudited)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2025
Global Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$2,751,594	$—	$2,751,594
	Diversified Banks	14,629,918	4,571,074	—	19,200,992
	Diversified Metals & Mining	—	2,620,419	—	2,620,419
	Food Retail	—	3,959,633	—	3,959,633
	Industrial REITs	—	2,468,755	—	2,468,755
	Integrated Oil & Gas	6,586,265	4,961,336	—	11,547,601
	Integrated Telecommunication Services	7,820,680	2,468,905	—	10,289,585
	Multi-Line Insurance	—	4,144,396	—	4,144,396
	Paper Products	—	1,877,980	—	1,877,980
	Pharmaceuticals	6,384,840	7,680,156	—	14,064,996
	Reinsurance	—	3,474,464	—	3,474,464
	Technology Hardware, Storage & Peripherals	—	2,854,473	—	2,854,473
	Tobacco	—	3,851,776	—	3,851,776
	Trading Companies & Distributors	—	1,381,524	—	1,381,524
	Other	44,594,790	—	—	44,594,790

		$80,016,493	$49,066,485	$—	$129,082,978

International Growth Fund
Assets
Common Stocks
	Application Software	$5,585,204	$10,640,762	$—	$16,225,966
	Asset Management & Custody Banks	—	7,461,337	—	7,461,337
	Broadline Retail	—	7,165,640	—	7,165,640
	Building Products	2,515,128	1,410,375	—	3,925,503
	Commercial & Residential Mortgage Finance	—	1,591,070	—	1,591,070
	Consumer Finance	—	8,051,149	—	8,051,149
	Diversified Banks	2,022,150	3,643,991	—	5,666,141
	Diversified Real Estate Activities	—	2,273,696	—	2,273,696
	Diversified Support Services	—	4,487,176	—	4,487,176
	Drug Retail	663,433	5,906,780	—	6,570,213
	Electrical Components & Equipment	—	2,757,524	—	2,757,524
	Electronic Equipment & Instruments	—	9,343,971	—	9,343,971
	Health Care Equipment	—	5,112,662	—	5,112,662
	Health Care Facilities	—	3,501,586	—	3,501,586
	Health Care Services	—	421,355	—	421,355
	Health Care Technology	—	1,372,465	—	1,372,465
	Human Resource & Employment Services	—	4,040,899	—	4,040,899
	Industrial Machinery & Supplies & Components	—	6,356,750	—	6,356,750
	Interactive Media & Services	3,130,057	14,861,982	—	17,992,039
	Investment Banking & Brokerage	—	4,750,076	—	4,750,076
	IT Consulting & Other Services	3,349,555	9,204,498	—	12,554,053
	Movies & Entertainment	—	3,460,113	—	3,460,113
	Regional Banks	2,018,309	1,371,753	—	3,390,062
	Research & Consulting Services	—	9,195,491	—	9,195,491
	Semiconductor Materials & Equipment	1,183,388	383,907	—	1,567,295
	Semiconductors	—	7,310,205	—	7,310,205
	Trading Companies & Distributors	—	16,339,099	—	16,339,099
	Other	21,911,548	—	—	21,911,548

		$42,378,772	$152,416,312	$—	$194,795,084

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2025
International Opportunities Fund
Assets
Common Stocks
	Alternative Carriers	$—	$1,514,739	$—	$1,514,739
	Application Software	—	7,106,414	—	7,106,414
	Asset Management & Custody Banks	1,425,043	2,491,262	—	3,916,305
	Commercial & Residential Mortgage Finance	—	4,409,031	—	4,409,031
	Commodity Chemicals	—	1,172,905	—	1,172,905
	Construction Machinery & Heavy Transportation Equipment	—	635,558	—	635,558
	Consumer Finance	—	878,847	—	878,847
	Data Processing & Outsourced Services	—	496,285	—	496,285
	Distributors	—	566,569	—	566,569
	Diversified Support Services	1,244,269	5,185,074	—	6,429,343
	Electrical Components & Equipment	—	1,479,137	—	1,479,137
	Electronic Equipment & Instruments	430,284	1,695,688	—	2,125,972
	Food Retail	1,199,180	1,153,508	—	2,352,688
	Health Care Facilities	—	621,958	—	621,958
	Health Care Services	—	2,125,247	—	2,125,247
	Human Resource & Employment Services	—	1,170,246	—	1,170,246
	Industrial Machinery & Supplies & Components	—	654,770	—	654,770
	Interactive Media & Services	2,285,541	2,847,777	—	5,133,318
	Investment Banking & Brokerage	—	1,255,037	—	1,255,037
	IT Consulting & Other Services	808,416	1,746,001	—	2,554,417
	Real Estate Services	—	926,800	—	926,800
	Research & Consulting Services	—	2,019,365	—	2,019,365
	Semiconductor Materials & Equipment	—	1,006,275	—	1,006,275
	Semiconductors	—	1,797,275	—	1,797,275
	Other	4,293,085	—	—	4,293,085

		$11,685,818	$44,955,768	$—	$56,641,586

International Select Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$41,334	$—	$41,334
	Apparel, Accessories & Luxury Goods	—	76,302	—	76,302
	Application Software	266,274	53,172	—	319,446
	Asset Management & Custody Banks	—	145,167	—	145,167
	Automobile Manufacturers	—	170,397	—	170,397
	Broadline Retail	254,391	64,936	—	319,327
	Building Products	—	112,934	—	112,934
	Diversified Banks	—	149,325	—	149,325
	Diversified Real Estate Activities	—	150,294	—	150,294
	Drug Retail	—	108,725	—	108,725
	Electronic Equipment & Instruments	—	189,164	—	189,164
	Health Care Equipment	—	110,733	—	110,733
	Industrial Machinery & Supplies & Components	—	52,627	—	52,627
	Interactive Home Entertainment	—	54,382	—	54,382
	Interactive Media & Services	—	321,138	—	321,138
	Pharmaceuticals	—	50,009	—	50,009
	Research & Consulting Services	—	246,995	—	246,995
	Semiconductor Materials & Equipment	—	96,205	—	96,205
	Soft Drinks & Non-Alcoholic Beverages	—	77,355	—	77,355
	Trading Companies & Distributors	—	93,404	—	93,404
	Transaction & Payment Processing Services	—	87,369	—	87,369
	Other	729,785	—	—	729,785

		$1,250,450	$2,451,967	$—	$3,702,417

MARCH 31, 2025 (Unaudited)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2025
International Value Fund
Assets
Common Stocks
	Automobile Manufacturers	$—	$96,709	$—	$96,709
	Broadline Retail	—	105,894	—	105,894
	Construction & Engineering	—	107,854	—	107,854
	Diversified Banks	131,168	615,644	—	746,812
	Diversified Metals & Mining	—	119,724	—	119,724
	Electronic Manufacturing Services	—	93,550	—	93,550
	Food Retail	—	120,731	—	120,731
	Health Care Distributors	—	99,857	—	99,857
	Industrial Machinery & Supplies & Components	—	92,575	—	92,575
	Industrial REITs	—	87,808	—	87,808
	Integrated Oil & Gas	100,904	343,452	—	444,356
	Integrated Telecommunication Services	141,239	150,301	—	291,540
	Multi-Line Insurance	—	140,311	—	140,311
	Multi-Utilities	—	365,112	—	365,112
	Paper Products	—	116,703	—	116,703
	Pharmaceuticals	—	452,620	—	452,620
	Real Estate Development	—	93,597	—	93,597
	Regional Banks	—	111,512	—	111,512
	Reinsurance	—	226,984	—	226,984
	Soft Drinks & Non-Alcoholic Beverages	—	128,668	—	128,668
	Technology Hardware, Storage & Peripherals	—	107,479	—	107,479
	Tobacco	—	306,492	—	306,492
	Trading Companies & Distributors	—	107,826	—	107,826

		$373,311	$4,191,403	$—	$4,564,714

Long/Short Alpha Fund
Assets
Common Stocks		$74,044,666	$—	$—	$74,044,666
Warrants		—	—	28,571	28,571

		$74,044,666	$—	$28,571	$74,073,237

Liabilities
Securities Sold Short		$(22,842,939)	$—	$—	$(22,842,939)

Micro Cap Fund
Assets
Common Stocks
	Biotechnology	$1,388,546	$—	$6,100	$1,394,646
	Other	544,512,886	—	—	544,512,886
Preferred Stocks		—	—	9,382,015	9,382,015
Warrants		—	—	249,112	249,112

		$545,901,432	$—	$9,637,227	$555,538,659

Micro Cap Value Fund
Assets
Common Stocks
	Commercial & Residential Mortgage Finance	$—	$3,147,495	$—	$3,147,495
	Packaged Foods & Meats	9,839,776	5,303,995	—	15,143,771
	Other	277,771,222	—	—	277,771,222
Warrants		—	—	0	0

		$287,610,998	$8,451,490	$—	$296,062,488

Small Cap Growth Fund
Assets
Common Stocks		$1,708,854,310	$—	$—	$1,708,854,310
Preferred Stocks		—	—	24,887,596	24,887,596

		$1,708,854,310	$—	$24,887,596	$1,733,741,906

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2025
Small Cap Value Fund
Assets
Common Stocks		$1,451,494,875	$—	$—	$1,451,494,875

		$1,451,494,875	$—	$—	$1,451,494,875

Ultra Growth Fund
Assets
Common Stocks
	Semiconductor Materials & Equipment	$61,812,629	$5,450,844	$—	$67,263,473
	Other	649,983,059	—	—	649,983,059
Preferred Stocks		—	—	14,073,009	14,073,009
Warrants		—	—	484,222	484,222

		$711,795,688	$5,450,844	$14,557,231	$731,803,763

U.S. Select Fund
Assets
Common Stocks		$28,630,034	$—	$—	$28,630,034

		$28,630,034	$—	$—	$28,630,034

U.S. Treasury Fund
Assets
U.S Government Obligations		$—	$145,138,025	$—	$145,138,025

		$—	$145,138,025	$—	$145,138,025

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the six months ended March 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the six months ended March 31, 2025:

Fund	Market Value Beginning Balance 9/30/2024	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 03/31/2025	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 03/31/2025
Long/Short Alpha Fund
Warrants	$55,357	$—	$—	$—	$—	$(26,786)	$—	$—	$28,571	$(26,786)

	$55,357	$—	$—	$—	$—	$(26,786)	$—	$—	$28,571	$(26,786)

Micro Cap Fund
Common Stocks	$6,100	$—	$—	$—	$—	$—	$—	$—	$6,100	$—
Preferred Stocks	9,276,752	—	—	—	—	105,263	—	—	9,382,015	105,263
Warrants	482,654	—	—	—	—	(233,542)	—	—	249,112	(233,542)

	$9,765,506	$—	$—	$—	$—	$(128,279)	$—	$—	$9,637,227	$(128,279)

Micro Cap Value Fund
Warrants	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

MARCH 31, 2025 (Unaudited)

Fund	Market Value Beginning Balance 9/30/2024	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 03/31/2025	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 03/31/2025
Small Cap Growth Fund
Preferred Stocks	$26,060,845	$—	$—	$—	$—	$(1,173,249)	$—	$—	$24,887,596	$(1,173,249)

	$26,060,845	$—	$—	$—	$—	$(1,173,249)	$—	$—	$24,887,596	$(1,173,249)

Ultra Growth Fund
Preferred Stocks	$13,915,114	$—	$—	$—	$—	$157,895	$—	$—	$14,073,009	$157,895
Warrants	938,180	—	—	—	—	(453,958)	—	—	484,222	(453,958)

	$14,853,294	$—	$—	$—	$—	$(296,063)	$—	$—	$14,557,231	$(296,063)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value At 3/31/25	Valuation Technique	Unobservable Input	Range (Average)
Long/Short Alpha	Warrant: Biotechnology	$28,571	Black Scholes	Volatility	40%
Micro Cap Fund	Direct Venture Capital Investments: Textiles	$9,382,015	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 5.8 (2.7) 46%
Micro Cap Fund	Warrant: Biotechnology	$249,112	Black Scholes	Volatility	40%
Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$16,887,594	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 5.8 (2.7) 46%
Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$8,000,002	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.6 - 13.6 (7.9) 27%
Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$14,073,009	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 5.8 (2.7) 46%
Ultra Growth Fund	Warrant: Biotechnology	$484,222	Black Scholes	Volatility	40%

*	Enterprise-Value-To-Revenue Multiple – (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.

13. OFFSETTING

Each Fund is party to various netting arrangements. The Financial Accounting Standards Board (FASB) requires disclosure about certain netting arrangements and similar agreements to enable users of a Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. The scope of the disclosure is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

Wasatch Funds	MARCH 31, 2025 (Unaudited)

Notes to Financial Statements (continued)

The following tables present information about financial instruments that were subject to enforceable netting arrangements as of March 31, 2025:

Securities Borrowed for Short Sales

		Gross Amounts Net Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements Of Assets and Liabilities	Financial Instrument	Collateral Received[1]	Net Amount (Not less Than 0)
Long/Short Alpha Fund	Fixed Income Clearing Corp.	$22,842,939	$—	$(22,842,939)	$—

[1]

The market value of the collateral pledged is greater than the amount indicated in the table. For further information, see “Short Sales” under Note 3. Securities and Other Investments and the Schedules of Investments.

14. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements.

Wasatch Funds	MARCH 31, 2025 (Unaudited)

Supplemental Information

BOARD CONSIDERATIONS FOR INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS OF THE WASATCH FUNDS

I. Board Considerations for the renewal of the Investment Advisory and Sub-Advisory Agreements for the Wasatch Funds, except the Wasatch International Value Fund, which is discussed in Section II, below.

At a meeting held on November 13, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Wasatch Funds Trust (the “Trust”) unanimously approved the Advisory and Service Contract (the “Investment Advisory Agreement”) between Wasatch Advisors, LP doing business as Wasatch Global Investors (the “Advisor”) and the Trust on behalf of each existing series of the Trust, except for Wasatch International Value Fund, a separate series of the Trust, (for the purposes of this Section, each a “Fund”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Hoisington Investment Management Company (“HIMCo” or the “Sub-Advisor”) on behalf of the Wasatch-Hoisington U.S. Treasury Fund (the “U.S. Treasury Fund”). As the Board is comprised of all disinterested Trustees (the “Independent Trustees”), the references to Board and/or Independent Trustees shall mean all the Independent Trustees. The Investment Advisory Agreement and Sub-Advisory Agreement are collectively hereafter the “Advisory Agreements” and each an “Advisory Agreement.”

Following up to an initial two-year period, the Board considers the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Board determined that for each Fund the continuation of the applicable Advisory Agreement was in the best interests of the respective Fund and its shareholders in light of the nature, extent and quality of services provided and such other factors or matters the Board considered in the exercise of its business judgment. In addition, the International Value Fund was a new series of the Trust, and its Investment Advisory Agreement was not up for renewal at the time of the Meeting.

To reach their determination, the Independent Trustees considered the review of the Advisory Agreements to be an ongoing process and employed the accumulated information, knowledge and experience the Trustees had gained during their tenure as disinterested trustees on the Board and its committees in overseeing the Funds. The Board and its committees met regularly throughout the year and at these meetings, the Independent Trustees received and discussed information covering an extensive array of topics relevant to the annual consideration of the renewal of the Advisory Agreements, including the investment performance of the Funds; economic, market and regulatory developments that may be impacting the industry as well as one or more Funds; updates on the Advisor’s operations and strategic plans; Fund expenses; brokerage reports including commission and soft dollar data; and Fund compliance, risk and liquidity matters. To help with the review Fund performance, the Board seeks to meet with a Fund’s portfolio manager(s) during the course of the year to discuss, among other things, the Fund’s investment performance, the portfolio manager(s)’ investment approach and any changes thereto, market conditions and other factors that may be impacting performance. In addition, the Board seeks to meet at its regular quarterly meetings with members of senior management of the Advisor to discuss various topics, including market conditions, industry developments and updates on significant developments with the Advisor, if any.

The Independent Trustees were advised by independent legal counsel at the meetings throughout the year as well as during the annual review process and met in executive sessions with such counsel at which no representatives of the Advisor or Sub-Advisor were present. Through independent legal counsel, the Independent Trustees requested and received information specifically prepared for the annual review by the Advisor, the Sub-Advisor, and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials received covered a wide range of information relating to the Funds and their management including, but not limited to, the services the Advisor performs for the Funds pursuant to the respective Advisory Agreement and as compared to the services provided to other types of clients; the experience of the relevant investment personnel; the investment philosophy, investment process and risk management of the Advisor; the organizational, management and committee structure of the Advisor; the culture and financial strength of the Advisor; performance data of each Fund over various periods, including a report prepared by Broadridge comparing the investment performance of each Fund to the performance of certain peers compiled by Broadridge and certain benchmark(s); the management fee and actual total expense ratios of each class of shares of each Fund, including a report prepared by Broadridge comparing, among other things, the contractual management fee and actual total expense ratio of the respective Fund class to those of certain peers compiled by Broadridge; the factors considered by the Advisor in proposing fee levels; the expense limitation agreements with respect to the applicable classes of the Funds; comparative fee data of management fees of certain Funds compared to the fee arrangements of other types of clients; the compensation structure for investment personnel; the brokerage policies and practices and commission results; and certain financial data of the Advisor and the profitability of the Advisor as described below.

With respect to the Sub-Advisor, the materials also covered, among other things, an evaluation of the Sub-Advisor by the Advisor; the organizational and leadership structure

Wasatch Funds

Supplemental Information (continued)

of the Sub-Advisor; the nature and quality of services provided by the Sub-Advisor; the personnel furnishing such services and their qualifications; the performance of the U.S. Treasury Fund in absolute terms and as compared to the performance of peers compiled by Broadridge and a benchmark over certain periods; certain performance data of other accounts managed by the Sub-Advisor; the management fee rate and actual total expense ratio of the U.S. Treasury Fund and as compared to peers compiled by Broadridge; the Sub-Advisor’s fee and the Sub-Advisory fee schedule for other clients; and certain financial data regarding the Sub-Advisor.

In its review, the Board considered the information (both written and oral) prepared in conjunction with the annual review and received throughout the year, and the Board may consider the information, discussions and conclusions developed in prior reviews of the Advisory Agreements.

Prior to voting on the renewal of the Advisory Agreements, the Independent Trustees received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements. In evaluating the Advisory Agreements, the Board considered its duties under the Investment Company Act of 1940 (the “1940 Act”) in reviewing and approving advisory and sub-advisory agreements and fiduciary duties under applicable state law; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to their compensation; the standards used by courts in determining whether the adviser breached its fiduciary duty with respect to its compensation and the factors to be considered by a board in evaluating advisory agreements.

Prior to approving the renewal of the Advisory Agreements at the Meeting, the Independent Trustees also met in executive session on November 6, 2024 (the “November Executive Session”). During the November Executive Session, the Independent Trustees met in private with independent legal counsel and invited representatives of management to attend for a portion of the November Executive Session to respond to various questions of the Board. Following the November Executive Session, the Independent Trustees through independent counsel requested and received additional information or clarification on certain data from management. During the Meeting and in an executive session with independent legal counsel, the Independent Trustees considered the responses, invited representatives of management to provide additional information and determined the information provided (whether oral or written) was responsive to their requests. In their review, the Independent Trustees considered the advisory arrangements separately on a per Fund and per-class basis. With respect to the U.S. Treasury Fund, the Independent Trustees considered the Investment Advisory Agreement and Sub-Advisory Agreement separately in the course of their review. Accordingly, they considered the differing roles and risks of the Advisor and Sub-Advisor in providing services to the U.S. Treasury Fund.

After the discussions and with the background and knowledge described above, the Independent Trustees approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Independent Trustees did not identify any single factor as all-important or controlling, but rather the decision reflected the comprehensive consideration of all the information (written and oral) presented for the annual review as well as during the course of the year and in prior years. The Board determined that, given the totality of the information provided, the Board had sufficient information to renew the Advisory and Sub-Advisory Agreements. Each Independent Trustee may have attributed different weights to the various factors and information considered in the approval process. The following summarizes the principal factors, but not all the factors, the Board considered in its review of the Advisory and Sub-Advisory Agreements and its conclusions.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board considered, in relevant part, the nature, extent and quality of the Advisor’s and Sub Advisor’s services to the applicable Fund(s). With respect to the Advisor, the Independent Trustees considered that the Advisor is responsible for the portfolio management for all Funds (other than the U.S. Treasury Fund) as well as certain non-advisory or administrative services. The Board considered, among other things, the Advisor’s investment process in evaluating investments and constructing portfolios, risk management process in identifying and managing portfolio risk, compliance program in monitoring and addressing compliance with regulatory requirements and portfolio limitations and restrictions, and the Advisor’s sell discipline with respect to portfolio holdings. The Board considered the costs of providing these services, particularly given the Advisor’s research-intensive due diligence investment process and the additional services necessary to meet the increased regulatory requirements applicable to registered investment companies, such as the Funds. The Board considered the investment teams, the experience and skill of the portfolio managers in managing the Funds and the culture and compensation arrangements for investment personnel designed to attract and retain qualified personnel. The Board further considered the Advisor’s continual efforts to evaluate the Funds’ performance and its investment process in seeking to enhance its process and risk management. The Board also considered the Advisor’s trading capabilities, including the expertise of its trading team, policies and procedures in executing securities transactions and allocating trades and analytics or other data in assessing the commissions paid. As reflected in further detail below, the Board reviewed each

MARCH 31, 2025 (Unaudited)

Fund’s performance over various time periods. In its review, the Board appreciated the time and effort the Advisor had devoted in evaluating and, if appropriate, modifying its investment teams and investment process in seeking to determine areas or techniques in which its investment process may be further refined and/or enhanced, particularly with respect to Funds that had experienced periods of challenged performance.

In assessing the Advisor’s ability to continue to provide services, the Board also considered the Advisor’s succession planning efforts for the key portfolio manager(s) to the Funds as well as for firm management of the Advisor, the Advisor’s business continuity policies and procedures, and the Advisor’s financial stability and certain financial data as described in further detail below.

Beyond the portfolio management services provided, the Board considered the extensive administrative or nonadvisory services the Advisor provided to manage and operate the Funds (in addition to those provided by other third parties). In this regard, the Trustees considered the Advisor’s role in managing the Funds’ affairs and coordinating the services provided to the Funds by other service providers (including the Funds’ transfer agent, administrator, auditor, custodian, distributor and on behalf of the U.S. Treasury Fund, the Sub-Advisor), periodically evaluating these services and reporting its findings to the Board and assisting with the review and negotiation of the fees of these service providers. The Board considered a description of the types of services the Advisor provided to the Funds compared to the services required of various other types of clients, such as separately managed accounts, model delivery programs, collective investment trusts, and limited partnership(s), as well as compared to the services required when serving in the role of a sub-adviser to other funds. The Board observed the significant operational support and administrative services the Advisor provided to the Funds to maintain their operations and considered that many of these services are unique to the Funds and/or more extensive for the Funds than the services required of other types of clients. The Board considered the various administrative and non-investment type services the Advisor provided which included, among other things, providing operational expertise such as with portfolio accounting, pricing, and foreign regulatory filings; preparing and/or assisting with preparing and filing regulatory and tax reports; overseeing the preparation of shareholder reports or other communications; overseeing third-party service providers, including the Sub-Advisor; assisting with tax matters; valuing portfolio securities and providing daily pricing; monitoring daily purchases and redemptions; providing Board and committee support services and providing compliance services. With respect to the latter, the Board considered that the Funds operate within a complex regulatory regime and considered the extensive compliance and regulatory services that the Advisor must provide to operate the Funds, including monitoring for compliance with applicable regulatory requirements; developing, maintaining and updating compliance policies and procedures; periodically testing compliance policies and procedures and regularly reporting to the Board the Funds’ compliance with these policies and procedures. The Board further observed that the scope of these compliance services had expanded over the years given new and/or modified regulatory requirements that had been adopted for registered investment companies. The Board considered the additional costs, work and resources that the Advisor must provide to meet these expanded regulatory requirements and had done so at the same advisory fee rate for the respective Fund.

In addition to the services provided by the Advisor, the Independent Trustees also considered the risks borne by the Advisor in sponsoring and managing the Funds, including various material entrepreneurial, operational, reputational, regulatory and litigation risks.

With respect to the U.S. Treasury Fund, the Board considered that the Fund utilizes a Sub Advisor, and therefore the Board also evaluated the renewal of the Sub-Advisory Agreement. With respect to such Fund, the Board considered the division of responsibilities between the Advisor and Sub-Advisor and the respective roles of the Advisor and Sub-Advisor in providing services to the Fund. The Board considered that the Sub-Advisor and its investment personnel are primarily responsible for the portfolio management of the U.S. Treasury Fund, and the Advisor oversees and evaluates the Sub-Advisor’s portfolio management services in additional to the other services provided. In connection with their review of the services of the Sub-Advisor, the Independent Trustees considered, among other things, the Sub-Advisor’s investment philosophy, the background and experience of the applicable investment personnel, the organizational structure of the Sub-Advisor, certain financial data of the Sub-Advisor, the compensation structure for its personnel, the trading policies of the Sub-Advisor, a summary of its compliance program, and a description of its disaster recovery plan and cybersecurity measures. As described in further detail below, the Board considered the performance history of the U.S. Treasury Fund over various periods and considered that the Sub-Advisor periodically has made presentations to the Board regarding its investment approach, market conditions and economic outlook. The Board considered the Advisor’s favorable assessment of the Sub-Advisor and its recommendation for renewal of the Sub Advisory Agreement.

Based on their review, the Independent Trustees found that, overall, the nature, extent and quality of services provided under the Investment Management Agreement and the Sub Advisory Agreement were satisfactory on behalf of each applicable Fund.

Wasatch Funds

Supplemental Information (continued)

B. The Investment Performance of the Funds

In evaluating the quality of the services provided by the Advisor and Sub-Advisor, the Board considered each Fund’s investment performance. The Board considered that each Fund’s performance is monitored during the year, including at each Board’s quarterly meeting. The Board further met with portfolio manager(s) during the year, in part to discuss Fund performance, factors impacting such performance and any steps to address any performance concerns. The Board considered that performance results vary significantly depending on the performance period being measured. To provide a more comprehensive view of performance from differing perspectives and time periods, the Board received and considered a variety of Fund investment performance data. Among the materials, the Board received a report (the “Broadridge Report”) prepared by Broadridge which generally provided a Fund’s performance data for the one-, two-, three-, five-, and ten year periods ended August 31, 2024 (or for the periods available for Funds that did not exist for part of the foregoing time frame) on an absolute basis and as compared to the performance of comparable funds (a “Broadridge Peer Universe”), to a more focused subset of peers (a “Broadridge Peer Group”) and to an index provided by Broadridge for the prescribed periods, subject to certain exceptions. The Board was provided with a description of the methodology Broadridge used to create the Broadridge Peer Group and Broadridge Peer Universe. Although the performance data included in the Broadridge Report was based on the performance of the investor class shares of the Funds, the Board considered that the Funds (other than the U.S. Treasury Fund) offer two classes. The performance of another class of a Fund, however, should be substantially similar on a relative basis because the classes are invested in the same portfolio of securities, and differences in performance between the classes could be principally attributed to the variation in the expenses and the expense limitations of each class.

In addition to the performance data provided by Broadridge, the Board received and considered materials reflecting, among other things, the respective Fund’s historic performance for the quarter and one-, three-, five-, and ten year periods ended September 30, 2024 (or for the periods available for Funds or classes thereof that did not exist for part of the foregoing time frame) in absolute terms and as compared to the Fund’s benchmark(s); the Fund’s calendar-year returns for each class in absolute terms and as compared to the Fund’s benchmark(s) for specified periods; and the performance of the investor class of certain Funds (i.e., the Core Growth Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the Global Opportunities Fund, the International Growth Fund, the International Opportunities Fund, the

Micro Cap Fund, the Micro Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Ultra Growth Fund) compared to the performance of certain composites of funds and/or separate accounts managed by the Advisor for various periods ended September 30, 2024 and with respect to the U.S. Treasury Fund, certain total return performance of the U.S. Treasury Fund compared to, among other things, certain accounts managed by the Sub-Advisor for the trailing 12-month period ended September 30, 2024 and an annualized five-year period. Regardless of the performance period reviewed by the Board, the Independent Trustees considered that shareholders may measure their Fund’s performance results based on the shareholder’s own particular holding periods which may differ significantly from the periods reviewed by the Board and therefore reflect significantly different investment results.

In evaluating performance, the Board acknowledged some of the limitations of the comparative performance data which may impact the weight given to particular performance data and/or limit the value of such performance data. The Board considered that differing objectives, investment strategies and guidelines followed by the respective benchmark(s), peers and/or other client accounts compared to those of the respective Fund would necessarily result in variations in performance results. The Board considered that the Funds are actively managed, and the Funds do not track a particular benchmark. Further, differences in the selection and composition of the peer group and benchmark over time also may contribute to variations in the comparative performance data. In particular, Independent Trustees have considered that the respective Broadridge Peer Group for the Micro Cap Fund and Micro Cap Value Fund (collectively, the “Micro Cap Funds”) generally focused on companies with a larger market capitalization than those sought by the Micro Cap Funds and as a result, the Independent Trustees also reviewed each Micro Cap Fund’s performance compared to a supplemental no load peer group provided by the Advisor for the one-, three-, five- and ten year periods ended September 30, 2024.

In addition, the Board in its review, as a general matter, placed greater weight on investment results over longer term periods considering the Advisor seeks to manage the Funds from a long-term perspective and longer periods of performance may better reflect a full market cycle. The Board further considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and, therefore, a Fund’s performance over a specified period of time may be more indicative of the market conditions during such period rather than management’s skills. In addition, the Board considered that a single period of significant outperformance or underperformance may impact the longer term

MARCH 31, 2025 (Unaudited)

performance measurements. The Board also considered the type of market in which the Fund was operating, such as a market that was rewarding earnings growth. Accordingly, the Board considered performance in light of various factors that may impact performance, such as, among other things, overall financial market conditions, issuer-specific information, asset class information and cash flows. The Board considered that depending on the facts and circumstances, including differences between the strategies of the respective Fund and its peers and/or benchmark(s), the Board may be satisfied with a Fund’s performance even if its performance may be below the performance of a benchmark or peer group for certain periods. In their review from year-to-year, the Independent Trustees may consider and place different emphasis on the relevant information in light of changing circumstances in market and economic conditions.

Based on its review and in the context of its full deliberations, the Board determined the following:

Core Growth Fund

With respect to the Core Growth Fund, the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten year periods ended August 31, 2024. In addition, the average annual total returns of the Fund’s investor class and institutional class outperformed the Russell 2000® Growth Index and the Russell 2000® Index for the one-, three-, five- and ten year periods ended September 30, 2024. The Board further considered the calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except for the 2022 calendar year, each class of the Fund outperformed the performance of the Russell 2000® Growth Index and Russell 2000® Index for the 2017, 2018, 2019, 2020, 2021 and 2023 calendar years. Performance for the institutional class prior to January 31, 2012 was based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Emerging India Fund

With respect to the Emerging India Fund, although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two- and three-year periods ended August 31, 2024, the Fund’s investor class matched the performance of the median of the Broadridge Peer Group for the five year period ended August 31, 2024 and outperformed the performance of median of the Broadridge Peer Group for the ten-year period ended August 31, 2024. In addition, although the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI India IMI Index for the one-, three-, and five-year periods ended September 30, 2024, each class outperformed such index for the ten year period ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmark. Based on the calendar-year returns during this time frame, the Board considered that except for the 2022 and 2023 calendar years, each class of the Fund outperformed the MSCI India IMI Index for the 2017, 2018, 2019, 2020 and 2021 calendar years. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Emerging Markets Select Fund

With respect to the Emerging Markets Select Fund, although the performance of the Fund’s investor class was below the performance of the median of its Broadridge Peer Group for the two- and three-year periods ended August 31, 2024, the Independent Trustees considered that the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the one-, five- and ten year periods ended August 31, 2024. Similarly, although the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI Emerging Markets Index for the one- and three-year periods ended September 30, 2024, the average annual total returns of the Fund’s investor class and institutional class outperformed such index for the five- and ten-year periods ended September 30, 2024. The average annual returns of the Fund’s investor class and institutional class also were below the performance of the MSCI Emerging Markets Mid Cap Growth Index for the three-year period ended September 30, 2024, but both classes outperformed such index for the one-, five- and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except for the 2017 and 2022 calendar years, each class of the Fund outperformed the MSCI Emerging Markets Index and MSCI Emerging Markets Mid Cap Growth Index for the 2018, 2019, 2020, 2021 and 2023 calendar years. For the 2017 calendar year, each class outperformed the MSCI Emerging Markets Index but underperformed the MSCI Emerging Markets Mid Cap Growth Index and for the 2022 calendar year, the performance of each class of the Fund was below the performance of the MSCI Emerging Markets Index and

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the MSCI Emerging Markets Mid Cap Growth Index. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Emerging Markets Small Cap Fund

With respect to the Emerging Markets Small Cap Fund, although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the two- and three-year periods ended August 31, 2024, the Independent Trustees considered that the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the one-, five- and ten-year periods ended August 31, 2024. In addition, the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI Emerging Markets Small Cap Index for the one-, three-, five- and ten-year periods ended September 30, 2024. Although the average annual total returns of the Fund’s institutional class and investor class were below the performance of MSCI Emerging Markets Index for the one- and three-year periods ended September 30, 2024, both classes outperformed such index for the five- and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except for the 2018, 2022 and 2023 calendar years, each class outperformed the MSCI Emerging Markets Small Cap Index and MSCI Emerging Markets Index for the 2017, 2019, 2020 and 2021 calendar years. For calendar years 2018 and 2022, both classes’ performance was below the performance of the MSCI Emerging Markets Small Cap Index and MSCI Emerging Markets Index and for calendar year 2023, the performance of both classes was below the performance of the MSCI Emerging Markets Small Cap Index but outperformed the MSCI Emerging Markets Index. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Frontier Emerging Small Countries Fund

With respect to the Frontier Emerging Small Countries Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of its Broadridge Peer Universe for the three-year period ended August 31, 2024, the Fund’s investor class outperformed the performance of the median of its Broadridge Peer Universe for the one-, two- and ten-year periods ended August 31, 2024 and matched the performance of the median of the Broadridge Peer Universe for the five-year period ended August 31, 2024. The Board observed that a Broadridge Peer Group was not available due to the limited number of frontier-markets funds. In addition, the Board considered that although the average annual total return of each class of the Fund was below the performance of the MSCI Frontier Emerging Markets Index and MSCI Frontier Markets Index for the three-year period ended September 30, 2024, both classes outperformed such indexes for the one-, five- and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except for the 2017, 2018 and 2022 calendar years, each class of the Fund outperformed the MSCI Frontier Emerging Markets Index for the 2019, 2020, 2021 and 2023 calendar years. Further, although the performance of each class was below the performance of the MSCI Frontier Markets Index for the 2017, 2018, 2021 and 2022 calendar years, each class outperformed such index for the 2019, 2020 and 2023 calendar years. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Global Opportunities Fund

With respect to the Global Opportunities Fund, although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the two-, three- and five-year periods ended August 31, 2024, the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the one- and ten-year periods ended August 31, 2024. In addition, although the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI AC World Small Cap Index for the three-year period ended September 30, 2024, each class outperformed such index for the one-, five-, and ten year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmark. Based on the calendar-year returns during this time frame, the Board considered that except for the 2022 calendar year, each class of the Fund outperformed the MSCI AC World Small Cap Index for the 2017, 2018, 2019, 2020, 2021 and 2023 calendar years. Performance for the institutional class prior to February 1, 2016

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was based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Global Select Fund

With respect to the Global Select Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two- and three-year periods ended August 31, 2024. Similarly, the average annual total returns of the Fund’s investor class and institutional class were below the performance of the Fund’s benchmarks, the MSCI AC World Index and MSCI AC World Mid Cap Growth Index for the one-, three- and five-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2020 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that although the performance of each class was below the performance of the MSCI AC World Index and MSCI AC World Mid Cap Growth Index for the 2021 and 2022 calendar years, each class outperformed such indexes for the 2020 and 2023 calendar years. The Board considered that the Fund was still relatively new with only a limited performance time period available. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Global Value Fund

With respect to the Global Value Fund (formerly, the Large Cap Value Fund), the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of its Broadridge Peer Universe for the one- and two-year periods ended August 31, 2024, the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Universe for the three-, five-, and ten-year periods ended August 31, 2024. The Board observed that a Broadridge Peer Group was not available due to the limited number of global large-cap value funds available. In addition, the Board considered that although the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI AC World Value Index for the one-year period ended September 30, 2024, each class outperformed such index for the three-, five-, and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmark. Based on the calendar-year returns during this time frame, the Board considered that except for the 2017, 2019 and 2023 calendar years, each class of the Fund outperformed the MSCI AC World Value Index for the 2018, 2020, 2021 and 2022 calendar years. Performance for the institutional class prior to January 31, 2012 was based on the performance of the investor class. In reviewing the performance data for the Fund, the Independent Trustees considered that the Board previously had approved a change in the principal investment strategies of the Fund to permit the Fund greater ability to invest in foreign securities, becoming a global value fund effective October 31, 2017. Accordingly, the Fund’s past performance prior to such effective date would not reflect the foregoing change. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

International Growth Fund

With respect to the International Growth Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the median of the Broadridge Peer Group for the two-, three-, five-, and ten-year periods ended August 31, 2024, the Fund’s investor class matched the median of the Broadridge Peer Group for the one-year period ended August 31, 2024. Similarly, the average annual total returns of the Fund’s investor class and institutional class were below the performance of its benchmarks, the MSCI AC World EX U.S.A. Small Cap Index and MSCI World EX U.S.A. Small Cap Index, for the one-, three-, five-, and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, other than the 2021, 2022 and 2023 calendar years, the performance of each class outperformed its benchmarks, the MSCI AC World EX U.S.A. Small Cap Index and MSCI World EX U.S.A. Small Cap Index, for the 2017, 2018, 2019, and 2020 calendar years. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board considered that the Fund had experienced periods of challenged performance, was satisfied with the Advisor’s explanation of overall performance and approved the continuation of the Advisory Agreement and would continue to monitor the performance of the Fund.

International Opportunities Fund

With respect to the International Opportunities Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the two-, three-,

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five- and ten-year periods ended August 31, 2024 but outperformed the performance of the median of the Broadridge Peer Group for the one-year period ended August 31, 2024. Similarly, the Independent Trustees considered that the average annual total returns of the Fund’s investor class and institutional class for the one-, three-, five- and ten-year periods ended September 30, 2024 were below the performance of its benchmarks, the MSCI AC World EX U.S.A. Small Cap Index and MSCI World Ex-U.S.A. Small Cap Index. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the 2017, 2021, 2022 and 2023 calendar years, each class outperformed the MSCI AC World Ex-U.S.A. Small Cap Index and MSCI World Ex-U.S.A. Small Cap Index for the 2018, 2019, and 2020 calendar years. On the basis of the Board’s ongoing review of investment performance, the Board recognized that the Fund had experienced periods of challenged performance, was satisfied with the Advisor’s explanation of overall performance and approved the continuation of the Advisory Agreement and would continue to monitor the performance of the Fund.

International Select Fund

With respect to the International Select Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two- and three-year periods ended August 31, 2024. Similarly, the average annual total returns of the Fund’s investor class and institutional class were below the performance of its benchmarks, the MSCI EAFE Index and MSCI EAFE Mid Cap Growth Index for the one-, three- and five-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2020 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that although the performance of each Fund class was below the performance of the MSCI EAFE Index and MSCI EAFE Mid Cap Growth Index for 2021 and 2022, each class outperformed the performance of such indexes for the 2020 and 2023 calendar years. On the basis of the Board’s ongoing review of investment performance, the Board recognized that the Fund had experienced periods of challenged performance, was satisfied with the Advisor’s explanation of overall performance and approved the continuation of the Advisory Agreement and would continue to monitor the performance of the Fund.

Long/Short Alpha Fund

The Independent Trustees considered that the Fund’s investor class outperformed the median of its Broadridge Peer Group for the one- and two-year periods ended August 31, 2024. The Fund’s investor class and institutional class also outperformed the performance of Russell 2500® Index and the FTSE U.S. 3-Month Treasury Bill Index for the one- and three-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year return for both classes for 2022 and 2023 in absolute terms and as compared to the Fund’s benchmarks. The Board considered that each class of the Fund outperformed the Russell 2500® Index for the 2022 and 2023 calendar years and the performance of each class was below the performance of the FTSE U.S. 3-Month Treasury Bill Index for the 2022 calendar year but outperformed such index for the 2023 calendar year. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Micro Cap Fund

With respect to the Micro Cap Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the two-, three- and five-year periods ended August 31, 2024, the Fund’s investor class outperformed the median of the Broadridge Peer Group for the one- and ten-year periods ended August 31, 2024. In addition, the average annual total returns of the Fund’s investor class and institutional class were above the performance of the Russell Microcap® Growth Index for the one-, three-, five- and ten-year periods ended September 30, 2024. Although the average annual returns of the Fund’s investor class and institutional class were below the performance of the Russell Microcap® Index for the three-year period ended September 30, 2024, the average annual total returns for both classes were above the performance of the Russell Microcap® Index for the one-, five- and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for 2022 calendar year, each class of the Fund outperformed the Russell Microcap® Growth Index for the 2017, 2018, 2019, 2020, 2021 and 2023 calendar years. In addition, except for the 2021 and 2022 calendar years, each class outperformed the Russell Microcap Index for the 2017, 2018, 2019, 2020 and 2023 calendar years. Performance for the institutional class prior to January 31, 2020 was based on the performance of the investor class. In addition to the Broadridge comparative data, the Independent Trustees also reviewed the Fund’s performance compared to

MARCH 31, 2025 (Unaudited)

a custom peer group provided by the Advisor for the one-, three-, five- and ten year periods ended September 30, 2024. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Micro Cap Value Fund

With respect to the Micro Cap Value Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the two- and three-year periods ended August 31, 2024, the Fund’s investor class outperformed the median of the Broadridge Peer Group for the one-, five- and ten-year periods ended August 31, 2024. In addition, the Fund’s investor class and institutional class outperformed its benchmark, the Russell Microcap® Index, for the one-, three-, five- and ten-year periods ended September 30, 2024. Performance for the institutional class prior to January 31, 2020 was based on the performance of the investor class. In addition to the Broadridge comparative data, the Independent Trustees also reviewed the Fund’s performance compared to a custom peer group provided by the Advisor for the one-, three-, five- and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmark. Based on calendar-year returns during this time frame, the Board considered that except for the 2022 calendar year, each class outperformed the Russell Microcap® Index for the 2017, 2018, 2019, 2020, 2021 and 2023 calendar years. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Small Cap Growth Fund

With respect to the Small Cap Growth Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten-year periods ended August 31, 2024. In addition, although the average annual total returns of the Fund’s investor class and institutional class were below the performance of its benchmarks, the Russell 2000® Growth Index and the Russell 2000® Index, for the one-, three- and five-year periods ended September 30, 2024, each class outperformed such indexes for the ten-year period ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the 2017 and 2022 calendar years, each class of the Fund out-

performed the Russell 2000® Growth Index for the 2018, 2019, 2020, 2021 and 2023 calendar years. In addition, except for the 2021 and 2022 calendar years, each class outperformed the performance of the Russell 2000 Index for the 2017, 2018, 2019, 2020 and 2023 calendar years. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Small Cap Value Fund

With respect to the Small Cap Value Fund, the Independent Trustees considered that the Fund’s investor class outperformed and/or matched the performance of the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten year periods ended August 31, 2024. In addition, the Fund’s investor class shares and institutional class shares outperformed the Russell 2000® Value Index and the Russell 2000® Index for the one-, three-, five- and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the 2021 and 2022 calendar years, each class of the Fund outperformed the Russell 2000® Value Index for the 2017, 2018, 2019, 2020 and 2023 calendar years. In addition, except for the 2019, 2020 and 2022 calendar years, each class of the Fund outperformed the Russell 2000® Index for the 2017, 2018, 2021 and 2023 calendar years. Performance for the institutional class prior to January 31, 2012 is based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

Ultra Growth Fund

With respect to the Ultra Growth Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the two- and three-year periods ended August 31, 2024, the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the one-, five- and ten-year periods ended August 31, 2024. In addition, except for the three-year period ended September 30, 2024, the Fund’s investor class and institutional class outperformed the Russell 2000® Growth Index for the one-, five- and ten-year periods ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmark. Based on

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calendar-year returns during this time frame, the Board considered that except for the 2022 calendar year, each class outperformed the Russell 2000® Growth Index for the 2017, 2018, 2019, 2020, 2021 and 2023 calendar years. Performance for the institutional class prior to January 31, 2020 was based on the performance of the investor class. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Fund’s overall performance has been satisfactory to support renewal of the Advisory Agreement.

U.S. Select Fund

With respect to the U.S. Select Fund, the Independent Trustees considered that the performance of the investor class of the Fund matched or outperformed the median of the Broadridge Peer Group for the one- and two-year periods ended August 31, 2024. In addition, the Board considered that the performance of the investor class and institutional class of the Fund was below the performance of the Russell 3000® Growth Index and the Russell Midcap® Growth Index for the one-year period ended September 30, 2024. In addition, for the 2023 calendar year, the performance of each class was below the performance of the Russell 3000® Growth Index but outperformed the Russell Midcap® Growth Index for the one-year period ended December 31, 2023. In its review, the Board recognized that the Fund was relatively new with only a limited performance history available.

U.S. Treasury Fund

With respect to the U.S. Treasury Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten-year periods ended August 31, 2024. Similarly, although the average annual total returns of the Fund’s investor class were below the performance of the Bloomberg US Aggregate Bond Index for the three-, five- and ten-year periods ended September 30, 2024, the Fund’s investor class outperformed the Bloomberg US Aggregate Bond Index for the one-year period ended September 30, 2024. The Board further considered the Fund’s calendar-year returns for both classes from 2017 through 2023 in absolute terms and as compared to the Fund’s benchmark. Based on calendar-year returns during this time frame, the Board considered that except for the 2018, 2021, 2022 and 2023 calendar years, the investor class outperformed the Bloomberg US Aggregate Bond Index for 2017, 2019 and 2020 calendar years. On the basis of the Board’s ongoing review of investment performance, the Board recognized that the Fund experienced periods of challenged performance but observed that the Sub-Advisor was remaining consistent with its investment philosophy and strategies and was therefore satisfied with its overall performance to support renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of its annual review, the Board considered the advisory fee rate payable by each Fund under the Advisory Agreement for the services provided. In its review, the Board received and considered a variety of advisory fee and expense data. The Board, among other things, considered the contractual management fee rate, the actual management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any), the fee waiver and/or expense reimbursement arrangements that are currently in place for each class of a Fund and the total net expense ratio of each class of each Fund (after any fee waivers and/or expense reimbursements and expressed as a percentage of average net assets) in recognition that the expense ratio is more reflective of the shareholders’ costs in investing in the respective Fund. The Board considered the gross management fees each Fund paid and the fees the Advisor waived or expenses reimbursed for the 2022, 2023 and 2024 years (which included certain estimates for the last quarter of 2024). The Board further considered a Fund’s net management fee and total net expense ratio in light of its performance history.

The Board also received and considered comparative fee data, including data provided by Broadridge comparing, among other things, the contractual management fee rate, net adviser fee rate and total net expense ratio of each class of the respective Fund, each as set forth in the Broadridge Report, in relation to those of a comparable peer group of funds (the “Broadridge Expense Group”) as well as certain actual management fee and actual total expense ratio data (net of fee waivers and expense reimbursements) of the investor class of the respective Fund compared to the median actual management fee rate and actual total expense ratio of a broader group of funds (the “Broadridge Expense Universe”), each established by Broadridge. In reviewing the comparative data provided by Broadridge, the Board considered information regarding the independent methodology followed to assemble the Broadridge Expense Universe and Broadridge Expense Group. The Board further considered that differences between the applicable Fund and the strategies, size and other attributes of the peers may limit the value of the comparative data, particularly with respect to the Micro Cap Fund and Micro Cap Value Fund given the larger average market capitalizations of the peers. Given these limitations, the Independent Trustees also reviewed comparisons of the Micro Cap Fund’s and Micro Cap Value Fund’s management fee rate and total net expense ratio with those of funds in a custom peer group provided by the Advisor.

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Aside from the comparative data provided by Broadridge, the Independent Trustees also considered comparative data between the fee rates charged by the Advisor and Sub Advisor to the applicable Funds compared to certain fee data assessed other types of clients with similar strategies (if any) and reviewed the differences in services provided to these different types of clients, as described in further detail below.

In evaluating the management fee rates, the Board considered the Advisor’s approach in proposing a management fee rate for a Fund and the factors considered in establishing a proposed rate including, among other elements, the value of the service to shareholders (e.g., the expertise of the Advisor with respect to the proposed strategy and the potential to deliver alpha), the competitive marketplace (e.g., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Advisor (e.g., the costs of operating the Fund and whether potential revenues will be limited by capacity constraints of the Fund). In addition to this framework, the Board also considered that the Advisor has at times closed certain capacity-constrained Funds (generally those investing in small and micro-cap companies) to maintain the applicable Fund’s assets at a level the Advisor considered necessary to maintain the integrity of such Fund’s investment strategy. The Board considered that such practice is beneficial to shareholders but limited the potential revenues to the Advisor and should be considered in assessing fee levels. The Board also considered the costs and resources necessary to effectively manage the Funds, particularly given the Advisor’s research-intensive investment approach and its application to investment strategies that pursue small- or micro-cap companies and/or foreign companies as well as the significant costs and time of seeking to meet management teams of potential or existing portfolio companies located domestically or internationally. As described in further detail below, the Board reviewed, among other things, the Advisor’s revenues and operating expenses per Fund for the 2021, 2022 and 2023 calendar years (or for such shorter periods for Funds that did not exist for part of the foregoing time frame).

In considering the fees of the Sub-Advisor for the U.S. Treasury Fund, the Independent Trustees considered the fee rate paid to the Sub-Advisor with respect to such Fund in absolute terms and as compared to the Sub-Advisor’s pricing schedule for portfolio management services for other clients. The Independent Trustees also considered that the Advisor, not the Fund, pays the Sub-Advisor from the Advisor’s own revenues. Further, the Independent Trustees considered that the Advisor and Sub-Advisor are not affiliates and the sub-advisory fee was established through arm’s length negotiations between the Advisor and the Sub-Advisor.

In its evaluation of the advisory and sub-advisory fees of the Funds, the Board observed, among other things, the following:

Core Growth Fund

With respect to the Core Growth Fund, the Independent Trustees considered that the contractual management fee rate for the institutional and investor class shares was above the median of the respective Broadridge Expense Group, the total net expense ratio of the investor class shares was slightly above (within 5 basis points) the median of the Broadridge Expense Group, and the total net expense ratio of the institutional class shares was lower than the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the Fund’s potential to deliver alpha given inefficiencies in the market segment, the Advisor’s investment approach, the expertise of the Advisor in the small-cap asset class, the Fund’s capacity constraints and related limited revenue potential for the Advisor, the willingness of the Advisor to soft close its small cap funds from time to time, the competitive marketplace and the additional expenses in operating the Fund due, in part, to the expenses associated with performing the due diligence necessary to screen and invest in companies in the small-cap asset class pursuant to the Advisor’s research-intensive investment process. Based on its review, the Board determined that the level of the advisory fee for the Core Growth Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Emerging India Fund

With respect to the Emerging India Fund, the Independent Trustees considered that the Fund’s contractual management fee rate for the investor class and institutional class shares was above the median of the Broadridge Expense Group, and the total net expense ratio of the investor class shares was above the median of the Broadridge Expense Group, but the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund in the marketplace, the expertise of the Advisor in the small-cap asset class, the capacity constraints of the Fund and related limits on revenue potential, and the additional expenses in operating the Fund due, in part, to the additional resources necessary to navigate the complex regulatory and compliance requirements associated with investing in companies in India. Based on its review, the Board determined that the level of the advisory fee for the Emerging India Fund was acceptable

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in light of its overall considerations, including the nature, extent and quality of services provided.

Emerging Markets Select Fund

With respect to the Emerging Markets Select Fund, the Independent Trustees considered that the Fund’s contractual management fee rate for the investor class shares and the institutional class shares was slightly above (within 5 basis points) the median of the Broadridge Expense Group. In addition, the total net expense ratio of the investor class shares was slightly above (within 5 basis points) the median for the Broadridge Expense Group, but the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level including, among other things, the uniqueness of the Fund and its focused strategy in the emerging markets segment, the higher capacity of the Fund compared to certain other Wasatch funds, and the additional expenses in operating the Fund due, in part, to expenses associated with the additional resources necessary to screen and invest in companies dispersed among the various emerging-market countries, navigate the applicable regulatory and compliance requirements and incur the higher trading and operating fees in these countries. Based on its review, the Board determined that the level of the advisory fee for the Emerging Markets Select Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Emerging Markets Small Cap Fund

With respect to the Emerging Markets Small Cap Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and the total net expense ratios for the investor class shares and institutional class shares were above the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund in the emerging markets segment, the potential to deliver alpha, certain differences between the Fund and its peer groups limiting some of the value of comparative data, the capacity constraints of the Fund and related limits on revenue potential, and the additional expenses in operating the Fund due, in part, to the expenses associated with the additional resources necessary to screen and invest in companies dispersed among the various emerging-market countries, navigate the applicable regulatory and compliance requirements and incur the higher trading and operating fees in these countries. Based on its review, the Board determined that the level of the advisory fee for the Emerging Markets Small Cap Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Frontier Emerging Small Countries Fund

With respect to the Frontier Emerging Small Countries Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and the total net expense ratios of the institutional and investor class shares were above the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund in the frontier emerging small countries market segment, the potential to deliver alpha, certain differences between the Fund and its respective peer groups limiting the value of the comparative data, the capacity constraints of the Fund and related limits on revenue potential and the additional expenses in operating the Fund due, in part, to the expenses associated with the additional resources necessary to screen and invest in companies dispersed among the various smaller emerging and frontier countries, navigate the applicable regulatory and compliance requirements and incur the higher trading and operating fees in these countries. Based on its review, the Board determined that the level of the advisory fee for the Frontier Emerging Small Countries Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Global Opportunities Fund

With respect to the Global Opportunities Fund, the Independent Trustees considered that although the Fund’s contractual management fee rate was above the median of the Broadridge Expense Group for the investor class shares and the institutional class shares, the total net expense ratio of the investor class shares was approximately the same as the median of the Broadridge Expense Group and the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund in the marketplace, the potential to deliver alpha with the Fund’s strategy and ability to invest across various countries and the capacity constraints of the Fund and related limits on revenue potential. Based on its review, the Board determined that the level of the advisory fee for the Global Opportunities Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Global Select Fund

With respect to the Global Select Fund, the Board considered that the Fund’s contractual management fee rate was above the median of the Broadridge Expense Group for the investor class shares and institutional class shares, the total net expense ratio of the investor class shares was

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above the median of the Broadridge Expense Group, and the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund and its focused strategy in investing in companies around the globe, the competitive environment of its market category and the higher capacity of the Fund compared to certain other Wasatch funds. Based on its review, the Board determined that the level of the advisory fee for the Global Select Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Global Value Fund

With respect to the Global Value Fund, the Independent Trustees considered that the contractual management fee rate of the institutional class shares and investor class shares was approximately the same or the same as the median of the Broadridge Expense Group and the total net expense ratios of the investment class shares and institutional class shares were below the median of the Broadridge Expense Group for both share classes. In addition, the Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, that the Fund generally had no capacity constraints given its investment strategies and the competitive environment in its market category. Based on its review, the Board determined that the level of the advisory fee for the Global Value Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

International Growth Fund

With respect to the International Growth Fund, the Independent Trustees considered that the Fund’s contractual management fee rate for the investor class shares and institutional class shares was above the median of the Broadridge Expense Group, the total net expense ratio for the investor class shares was above the median of the Broadridge Expense Group but the total net expense ratio for the investment class was below the median of the Broadridge Expense Group. The Independent Trustees, however, also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha, the reduced competitiveness of the international small-cap growth market category compared to the domestic small-cap market, the capacity constraints and related limits on revenue potential and the additional expenses in operating the Fund due, in part, to the expenses associated with the additional resources necessary to screen and invest in companies across the world and the higher trading and operat-

ing fees in these countries. Based on its review, the Board determined that the level of the advisory fee for the International Growth Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

International Opportunities Fund

With respect to the International Opportunities Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and the total net expense ratios for the investor class shares and institutional class shares were above the median of the Broadridge Expense Group. The Independent Trustees, however, also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha, the reduced efficiency of the international micro and small-cap market compared to the domestic market, the capacity constraints of the Fund and the related limits on the revenue potential and the additional expenses in operating the Fund due, in part, to the expenses associated with the additional research resources necessary to screen and invest small and microcap companies across the world and the higher trading and operating fees in these countries. Based on its review, the Board determined that the level of the advisory fee for the International Opportunities Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

International Select Fund

With respect to the International Select Fund, the Independent Trustees considered that the Fund’s contractual management fee rate was approximately the same or the same as the median of the Broadridge Expense Group for the investor class shares and institutional class shares, and the total net expense ratio of the investor class shares was above the median of the Broadridge Expense Group, but the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level including, among other things, the uniqueness of the Fund’s focused strategy and the additional capacity of the Fund compared to certain other Wasatch funds in the complex. Based on its review, the Board determined that the level of the advisory fee for the International Select Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Long Short Alpha Fund

With respect to the Long Short Alpha Fund, the Independent Trustees considered that although the Fund’s total net expense ratios were above the median of the Broadridge Expense Group for the investor class shares and institutional

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class shares, the Fund’s contractual management fee rate for the classes was slightly above (within 5 basis points) the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level including, among other things, the investment approach utilized by the Advisor, the uniqueness of the Fund, the varied types of peer funds included in the long/short investment category and the wide variation in fees of the peer funds. Based on its review, the Board determined that the level of the advisory fee for the Long Short Alpha Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Micro Cap Fund and Micro Cap Value Fund

With respect to the Micro Cap Fund and the Micro Cap Value Fund, the Independent Trustees considered that each Fund’s contractual management fee rate and the total net expense ratios for the investor class shares and institutional class shares were above the median of the respective Broadridge Expense Group as well as the Funds’ respective management fee and net expense ratio compared with those of funds in a custom peer group provided by the Advisor. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Funds, the potential to deliver alpha, the Advisor’s expertise in the micro-cap asset category, the capacity constraints of the Funds and related limits on revenue potential and the additional expenses in operating the Funds due, in part, to the expenses associated with performing the due diligence necessary to screen and research companies in the micro-cap asset class pursuant to the Advisor’s research-intensive investment process. Based on its review, the Board determined that the level of the advisory fee for each Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Small Cap Growth Fund

With respect to the Small Cap Growth Fund, the Independent Trustees considered that although the Fund’s contractual management fee rate was above the median of the Broadridge Expense Group for the investor class shares and institutional class shares, the total net expense ratios of each share class were below the median of the Broadridge Expense Group. In addition, the Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha, the expertise of the Advisor with regard to this strategy, the competitive market segment, the Fund’s capacity constraints and related limited revenue potential, the willingness of the Advisor to soft close its small-cap funds from time to time, and the additional expenses in operating the Fund due, in part, to the expenses associated with performing the due diligence necessary to screen and invest in companies in the small-cap asset class pursuant to the Advisor’s research-intensive investment process. Based on its review, the Board determined that the level of the advisory fee for the Small Cap Growth Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Small Cap Value Fund

With respect to the Small Cap Value Fund, the Independent Trustees consider that the Fund’s contractual management fee rate was above the median of its Broadridge Expense Group for the investor class shares and institutional class shares, the total net expense ratio of the investor class was above the median of the Broadridge Expense Group, and the total net expense ratio of the institutional class was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund’s strategy, the potential to deliver alpha, the expertise of the Advisor in the small-cap asset class, the Fund’s capacity constraints and related limited revenue potential, the willingness of the Advisor to soft close its small-cap funds from time to time, the competitive market segment and the additional expenses in operating the Fund due, in part, to the expenses associated with performing the due diligence necessary to screen and invest in the companies in the small-cap asset class pursuant to the Advisor’s research-intensive investment process. Based on its review, the Board determined that the level of the advisory fee for the Small Cap Value Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Ultra Growth Fund

With respect to the Ultra Growth Fund, the Independent Trustees considered that although the Fund’s contractual management fee rate for its investor class shares and institutional class shares was above the median of the Broadridge Expense Group, the total net expense ratio of the investor class shares was slightly above (within 5 basis points) the median of the Broadridge Expense Group, and the total net expense ratio of the institutional class was below the median of the Broadridge Expense Group. In addition, the Independent Trustees considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha through its investment approach, the competitive market segment, the Fund’s capacity constraints and related limited revenue potential, the willingness of the Advisor to soft close its small-cap funds from time to time, and the additional expenses in operating the Fund due, in

MARCH 31, 2025 (Unaudited)

part, to the additional expenses associated with performing the due diligence necessary to screen and invest in the companies in the small-cap asset class pursuant to the Advisor’s research-intensive investment process. Based on its review, the Board determined that the level of the advisory fee for the Ultra Growth Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

U.S. Select Fund

With respect to the U.S. Select Fund, the Independent Trustees considered that the Fund’s contractual management fee and the net total expense ratios of the investor class and institutional class shares were below the median of the Broadridge Expense Group. The Independent Trustees considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund’s focused strategy in the marketplace, the competitive market category of the Fund and the larger capacity of the Fund compared to certain other Wasatch Funds. Based on its review, the Board determined that the level of the advisory fee for the U.S. Select Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

U.S. Treasury Fund

With respect to the U.S. Treasury Fund, the Independent Trustees considered that the Fund’s contractual management fee for the investor class shares was below the median of the Broadridge Expense Group and the net total expense ratio for such class matched the median of the Broadridge Expense Group. In addition, the Independent Trustees considered that the Fund did not have any capacity constraints. Based on its review, the Board determined that the level of the advisory fee for the U.S. Treasury Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

In addition to the advisory fee paid to the Advisor, the Board considered that the U.S. Treasury Fund is sub advised, and the Board separately considered the sub advisory fee rate paid to the Sub Advisor by the Advisor. The Board reviewed, among other things, the Sub-Advisor’s fee rate for services to the Fund compared to the Sub Advisor’s pricing schedule for portfolio management services to other clients. With respect to the U.S. Treasury Fund, the Independent Trustees considered that the sub advisory fee rate was in line with the Sub Advisor’s fee schedule for its other clients in light of the asset size of the Fund. In addition, the Independent Trustees also considered that the Advisor pays the Sub Advisor from its own revenues, and that the Advisor and Sub-Advisor were not affiliated persons and therefore the sub advisory fee had been established through arm’s length negotiations between the

Advisor and the Sub Advisor. Based on its review, the Board determined that the level of the sub-advisory fee for the U.S. Treasury Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

2. Fees Charged to Other Advisor and Sub-Advisor Clients

In determining the appropriateness of the fees, the Board considered information regarding the differences in the scope and complexity of the services the Advisor provided to the Funds compared to services the Advisor provided to other types of clients. Such other clients for certain types of the Funds’ strategies included: separately managed accounts, model delivery accounts, collective investment trusts, limited partnerships and certain domestic and foreign funds outside the Wasatch family of funds for which the Advisor serves as a sub adviser. In assessing the comparative fee data, the Board considered the more extensive services the Advisor provided to the Funds compared to those provided to other types of non-fund clients and/or as a sub-adviser to other fund clients as outlined above as well as the additional risks the Advisor assumes when serving as advisor to the Funds, such as reputational risks, operational risks and entrepreneurial risks and other factors, such as the size of the accounts. The Board considered that differences in the regulatory requirements as well as differences in the investment objectives and parameters between the Funds and other clients contributed to differences in the level of services and fee rates assessed among the clients. The Independent Trustees acknowledged the Advisor’s representation that, as a general rule, the Advisor seeks to charge higher fees to clients that require a higher degree of service, and the Funds require the highest level of services.

The Board considered certain comparative fee data comparing a Fund’s contractual management fee rate to certain fee data of one or more of the other types of clients managed in a similar style as the respective Fund. Such Funds with comparative fee data included the Core Growth Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Ultra Growth Fund.

The Board determined that the varying levels of fees were justified given, among other things, the inherent differences in the products and level of services provided to the Funds versus other clients, the differing regulatory requirements and the entrepreneurial, reputational, operational and regulatory risks incurred in sponsoring and advising the Funds.

With respect to the Sub-Advisor of the U.S. Treasury Fund, the Independent Trustees, as noted above, had

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reviewed the sub-advisory fee rate paid to the Sub-Advisor compared to the Sub-Advisor’s pricing schedule for portfolio management services for other clients. The Independent Trustees considered that the fee rate paid to the Sub-Advisor for its services was in line with the Sub-Advisor’s respective pricing schedule.

3. Profitability of the Fund Advisors

In conjunction with their review of fees, the Independent Trustees considered information reflecting the Advisor’s financial condition and profitability. The Independent Trustees considered, among other things, the audited financial statements of the Advisor, a wholly-owned subsidiary of Wasatch Advisor Holdings, LP, for the years ended December 31, 2023 and 2022. The Independent Trustees also received and reviewed, among other things, the Advisor’s revenues, expenses (pre-distribution expenses) and profit margin (pre- tax and pre- and post- distribution expenses paid by the Advisor out of its own resources) for the calendar year ended December 31, 2023. Further, the Independent Trustees considered that compensation expense is a primary expense of the Advisor and as a pass-through entity indirectly owned by the employees, the Advisor’s level of profitability could be influenced, in part, by paying employees through compensation expense as opposed to dividends as shareholders. As a result, the Independent Trustees also reviewed the Advisor’s profitability data for 2023 with certain adjustments to compensation expenses to assist in the comparability of the Advisor’s profitability to that of certain industry peers. The Independent Trustees discussed the methodology employed to adjust compensation expense in preparing the comparative profitability data and the limitations of any methodology selected. The Independent Trustees received profitability data of certain industry peers of the Advisor, including, among other things, their revenues, expenses and profit margin (pre- tax and pre- and post-distribution expenses) compared to the profitability data of the Advisor on an actual and compensation expense adjusted basis. The Independent Trustees further considered the inherent limitations of the comparative data given that the calculation of profitability is rather subjective and that numerous factors (such as the structure of the particular adviser, the types of funds it manages, its business mix, its cost of capital, the methodology used to allocate expenses and other factors) can have a significant impact on the results. The Independent Trustees considered the treatment of compensation expenses in the Advisor’s financial statements.

In addition to the comparative peer data, the Independent Trustees also considered that the Advisor’s revenues and profitability may fluctuate significantly from year to year due to, among other things, fluctuations in assets under management. To provide additional historical context, the Independent Trustees received profitability data for the Advisor attributable to the Funds in the aggregate and on a per-Fund basis for the 2021, 2022 and 2023 calendar years (or such shorter periods for Funds that were not in existence during such periods). The Independent Trustees also reviewed the fluctuations in the Advisor’s revenues for each calendar year for the period from 2015 through 2023 and estimates for 2024.

In evaluating profitability data, the Independent Trustees considered the difficulty in calculating profitability at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. At the November Executive Session, the Independent Trustees met with certain senior management of the Advisor to discuss, among other things, the compensation structure for the Advisor’s investment professionals and treatment of such compensation arrangements for accounting purposes, the methodology to adjust compensation expenses as noted above and the methodology to allocate expenses among the Funds and other clients to determine profitability data.

In its review of profitability, the Independent Trustees also considered the indirect benefits (such as soft dollars) the Advisor or Sub-Advisor received that were directly attributable to the management of the applicable Funds as discussed in further detail below. Based on its review, the Board was satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable in light of the nature, extent and quality of services provided.

With respect to the Sub-Advisor, the Independent Trustees reviewed information reflecting the financial condition of the Sub-Advisor. Although profitability on a per account level was not available, the Trustees reviewed the Sub-Advisor’s audited financial statements for the years ended December 31, 2023 and 2022. Based on its review, including the Sub Advisor’s fee schedule and the fact that the sub-advisory fee was established through arm’s length negotiations, the Board concluded that the Sub-Advisor’s profitability from its relationship with the U.S. Treasury Fund was not unreasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

In evaluating the reasonableness of the advisory fees, the Board discussed information regarding the potential for any economies of scale in the provision of services by the Advisor and Sub-Advisor as Fund assets increase and whether those economies were appropriately shared with the Funds. The Board considered the difficulty of measuring economies of scale with any precision, particularly on a Fund-by-Fund basis. Further, the Board considered that although, in general, Fund expenses as a percentage of AUM come down as assets increase, certain expenses are tied to the assets of the fund family or the number of shareholders and, as a result, some expenses may not

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decline with a rise in a particular Fund’s assets. The Board considered the AUM of each class of each Fund for the fiscal years ended September 30, 2023 and September 30, 2024. The Board considered that there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Funds at scale at inception or other means. The Board acknowledged that the management fee schedule does not have breakpoints, but considered the Advisor’s position that many Funds have capacity constraints, particularly those Funds investing primarily in small and micro-cap companies. The Board considered that as a result of these capacity constraints, the Advisor periodically had closed Funds to certain new investments which limited its revenue potential but helped maintain such Fund’s assets at a level the Advisor believed it can effectively manage to preserve the integrity of the investment strategy for the benefit of existing shareholders. The Board further considered the Advisor’s statement that Funds with larger capacities were not of an asset size to benefit from breakpoints in the fee schedule.

In addition, the Board considered that the Funds have temporary expense limitation arrangements in place pursuant to which the Advisor reimburses expenses and/or waives fees of the respective Fund that exceed the expense limit expressed as a percentage of average daily net assets of the respective class (subject to certain exceptions). The Independent Trustees considered, among other things, the Funds’ expense ratios, the expense caps for the investor and institutional class (if any) per Fund and the amounts the Advisor reimbursed certain Funds per class for the Funds’ fiscal year 2024. The Board also considered the gross management fees each Fund paid and the amounts the Advisor waived or reimbursed to Funds, if any, over specified periods. The Board considered the Advisor’s statement that the Advisor did not expect its expenses related to providing advisory services to change materially over the next 12 months. The Board considered that the Advisor would extend the expense cap per class of each Fund at the same level until January 31, 2026.

Considering the factors above, the Independent Trustees concluded that any economies of scale that exist are adequately reflected in the Advisor’s fee structure at current asset levels.

E. Indirect Benefits

The Independent Trustees received and considered information regarding indirect benefits the Advisor and Sub Advisor may receive as a result of their relationship with the respective Fund(s). In this regard, with the exception of the U.S. Treasury Fund, the Independent Trustees considered that the Advisor received benefits from soft dollar arrangements whereby the Advisor used a portion of the brokerage commissions paid by the Funds to acquire research that may be used in its management of the portfolios of the Funds and other clients. The Board considered that the Advisor’s profitability would be lower if it paid for such research with its own revenues. With respect to the Sub Advisor, the Independent Trustees considered that the Sub Advisor had not participated in soft dollar arrangements with respect to the U.S. Treasury Fund’s portfolio transactions. The Independent Trustees further considered the reputational and/or marketing benefits the Advisor and Sub Advisor may receive as a result of their association with the Funds. The Independent Trustees took these indirect benefits into account when assessing the level of advisory fees paid to the Advisor and sub advisory fee to the Sub Advisor and concluded that the indirect benefits received were reasonable in light of the services provided.

F. Annual Approval of Advisory Agreements

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Investment Advisory Agreement on behalf of each Fund and the Sub-Advisory Agreement on behalf of the U.S. Treasury Fund was in the best interests of each respective Fund and its shareholders and approved the continuation of each such agreement.

II. Board Considerations for the approval of the Advisory Agreement of the Wasatch International Value Fund

At a meeting held on August 14, 2024 (the “August Meeting”), the Board of the Trust (the “Board”) unanimously approved the Advisory and Service Contract (the “New Fund Advisory Agreement”) between Wasatch Advisors, doing business as Wasatch Global Investors (the “Advisor”), and the Trust on behalf of the Wasatch International Value Fund, a new series of the Trust (the “New Fund”). As the Board is comprised of all disinterested Trustees (the “Independent Trustees”), the references to Board and/or Independent Trustees shall mean all the Independent Trustees.

In connection with the evaluation of the New Fund Advisory Agreement, the Independent Trustees through independent counsel requested and received materials and other information in adequate time for a careful review in advance of the August Meeting or at prior meetings. The materials covered, among other things:

•	The terms and conditions of the New Fund Advisory Agreement, including the nature, extent and quality of services to be provided to the New Fund by the Advisor;
•	The organization of the Advisor, including the experience of persons who will manage the New Fund;
•	Certain performance-related information (as described below);
•	The proposed management fee of the Advisor, including comparisons of such fees with the management fees of

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comparable, unaffiliated funds prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party provider of investment company data;
•	The projected expenses of the New Fund, including comparisons of the New Fund’s expected expense ratios with the expense ratios of comparable, unaffiliated funds compiled by Broadridge;
•	Certain profitability data of the Advisor for advisory services (as described below); and
•	The soft dollar practices of the Advisor.

At the August Meeting, the Advisor made presentations to and responded to questions from the Board. On the day preceding the August Meeting and during the August Meeting, the Independent Trustees and their legal counsel met privately in executive sessions to, among other things, evaluate the New Fund, including its proposed fees and expenses as well as the Independent Trustees’ fiduciary duties in reviewing advisors agreements. The Independent Trustees considered, among other things, the services to be provided by the Advisor, including the portfolio management team, fees and expense caps, the market for this product, the risks of the New Fund and the risks incurred by the Advisor in managing this New Fund, certain performance data and the comparative fee report.

The Independent Trustees were advised by independent legal counsel throughout the review and received a memorandum outlining their fiduciary duties and legal standards in reviewing advisory agreements.

As outlined in more detail below, the Independent Trustees considered all factors they believed relevant with respect to the New Fund. Each Trustee may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the New Fund Advisory Agreement. The Trustees also drew on information they had received in their capacity as trustees of other existing Wasatch funds.

A. Nature, Extent and Quality of Services

The Independent Trustees considered the nature, extent and quality of services to be provided by the Advisor, including portfolio management services and administrative services, to the New Fund. Given that the Advisor already serves as adviser to other Wasatch funds overseen by the Independent Trustees, the Board is familiar with and has a good understanding of the organization, operation, personnel and services of the Advisor. As the Independent Trustees meet regularly throughout the year to oversee the Wasatch funds, the Independent Trustees have also relied upon their knowledge from their meetings and any other interactions throughout the years with the Advisor in evaluating the proposed New Fund Advisory Agreement.

At the August Meeting and/or at prior meetings, the Independent Trustees reviewed materials outlining, among other things, the Advisor’s organization and business; the types of services that the Advisor provides to the Wasatch funds and is expected to provide to the New Fund; the experience and tenure of the portfolio managers for the New Fund; and the Advisor’s investment philosophy and process for the New Fund.

In addition to portfolio management services, the Independent Trustees recognized that the New Fund, as a registered investment company, will operate in a highly regulated industry and as such, the Advisor shall provide a comprehensive set of administrative and non-advisory services to manage and operate the New Fund (in addition to those provided by third parties). The Independent Trustees have further recognized that the scope and complexity of the services required to manage a registered fund, such as the New Fund, have expanded over time as a result of, among other things, regulatory and other developments. In this regard, the services the Advisor will provide shall include, but not be limited to, service provider oversight, Board support and administration, shareholder communications, fund regulatory and compliance services, risk identification and management, tax administration, and other administration services. In addition to the services to be provided by the Advisor, the Independent Trustees considered the various costs and entrepreneurial, reputational and regulatory risks the Advisor incurs in launching and managing the New Fund in a highly regulated industry.

Based on their review, the Independent Trustees concluded that, overall, the nature, extent and quality of services expected to be provided to the New Fund under the New Fund Advisory Agreement were satisfactory.

B. Investment Performance

The New Fund has not commenced operations and, therefore, does not have its own performance history. However, the Independent Trustees reviewed certain historical performance information of a proprietary seed account managed in a similar style as that proposed for the New Fund. In addition, the Independent Trustees are familiar with the performance records of other Wasatch funds advised by the Advisor.

C. Fees, Expenses and Profitability

In evaluating the proposed management fees and expenses that each class of the New Fund was expected to bear, the Independent Trustees considered, among other things, the New Fund’s proposed advisory fee rate and expected expense ratio for each class in absolute terms and in relation to the fees and expenses of a peer universe of comparable unaffiliated funds as the New Fund and to a more focused subset thereof (the “Peer Group”) provided by Broadridge. The Independent Trustees reviewed, among other things, the proposed advisory fee rate, the estimated expense ratios of each class of the New Fund, and the expense limitation expected to be provided by the Advisor

MARCH 31, 2025 (Unaudited)

on behalf of each class of the New Fund. The Board observed that with respect to each class of the New Fund, the proposed advisory fee rate matched the median of its Peer Group and the estimated net total expense ratio matched or was below the median for its Peer Group. The Board also considered estimated expenses for the New Fund at different proposed asset levels.

In addition to the foregoing fee and expense data, at the August Meeting and/or prior meetings, the Board has recognized the Advisor’s approach in proposing a management fee level for a respective fund, including, among other things, the potential value of the service (such as the experience of the management team and the fund’s potential to deliver alpha), the competitive marketplace (such as the uniqueness of the fund and the fees of competitor funds) and the economics to the Advisor (such as, the costs to provide advisory services to the particular fund and the existence of any capacity constraints of the fund which may reduce the potential for revenues to the Advisor). In this regard, the Board is aware of the research-intensive approach followed by the Advisor and the related costs incurred of such approach. The Board further considered the Advisor’s contractual commitment to limit certain operating expenses of each of the classes of the New Fund to the benefit of shareholders and the rationale for the level of the expense cap. In addition, the Board noted that the Advisor does not currently manage other funds or separately managed accounts in the same style as the New Fund. However, at the August Meeting and/or prior meetings, the Board has reviewed information regarding the fee rates that the Advisor assesses for certain other types of clients and the types of services provided to these other clients, including separately managed accounts, model accounts, collective investment trusts and certain domestic and foreign funds outside the Wasatch family of funds. The Independent Trustees have recognized that the variation in fee rates between funds and other types of clients is generally due to, among other things, the extensive regulatory requirements associated with operating registered investment companies and the differences in investment parameters and strategies between the investment companies and the clients.

Based on their review, the Independent Board Members determined that the New Fund’s management fees to the Advisor were reasonable in light of the nature, extent and quality of services to be provided to the New Fund.

D. Profitability

In conjunction with its review of fees, at the August Meeting and/or at prior meetings, the Independent Trustees have considered the profitability of the Advisor for its advisory activities to the Wasatch funds. The Independent Trustees reviewed the financial statements of the Advisor for the years ended December 31, 2021 and December 31, 2022 and certain profitability information for the Advisor from its relationship with the other existing Wasatch funds for the 2020, 2021 and 2022 calendar years. In addition, the Board received the audited financial statements of the Advisor for the years ended December 31, 2023, and 2022. In considering profitability, the Independent Trustees have recognized the difficulty and subjective nature of determining profitability which may be affected by numerous factors, including the allocation of expenses. In addition to considering the Advisor’s profitability, the Trustees have also reviewed at the August Meeting or prior meetings the Advisor’s relative profitability compared to publicly available information concerning unaffiliated publicly traded investment managers. However, the Independent Trustees recognized the difficulties in comparing the profitability of various advisors given that, among other things, many of these managers are much larger than the Advisor, have different lines of business, may employ different expense allocations and charges, the profitability derived from individual funds or product lines is not generally publicly available and the profitability information of managers that is available may not be representative of the industry. The Independent Trustees also noted that the Advisor is privately held and is taxed as a Subchapter S corporation, thus certain expenses had to be attributed and/or estimated. With respect to the New Fund, however, the Independent Trustees considered the cost of launching the New Fund and as a result of its small asset base in early years, the Advisor anticipated reimbursing the New Fund for costs incurred in excess of the proposed expense cap. Based on their review, the Trustees were satisfied that the Advisor’s level of profitability was not unreasonable in light of the services to be provided.

E. Economies of Scale

The Independent Trustees considered whether the New Fund could be expected to benefit from any economies of scale. In their review, the Independent Trustees recognized that economies of scale are difficult to assess or quantify, particularly on a fund-by-fund basis. The Independent Trustees observed that economies of scale generally occur as assets grow. In their review, the Independent Trustees noted that, similar to other Wasatch funds, the proposed advisory fee schedule for the New Fund did not contain breakpoints that reduce the fee rate on assets above specified levels which is one method for sharing economies of scale. However, the Trustees considered that the New Fund has not commenced operations and will have a small asset base in the beginning and as a result, the Advisor anticipates reimbursing the New Fund in excess of its expense limits until the New Fund has gained sufficient assets to be self-sustaining. Considering the above, among other things, the Independent Trustees concluded that the implementation of breakpoints in the New Fund’s advisory fee schedule was not warranted

Wasatch Funds	MARCH 31, 2025 (Unaudited)

Supplemental Information (continued)

at such time and that the economies that may exist as assets under management increase were adequately reflected in the Advisor’s fee structure.

F. Indirect Benefits

In evaluating fees, the Independent Trustees also considered any indirect benefits or profits the Advisor or its affiliates may receive as a result of its relationship with the New Fund. In this regard, the Independent Trustees recognized that the Advisor may receive benefits from soft dollar arrangements whereby the Advisor may use a portion of the brokerage commissions paid by the New Fund to acquire research that may be useful to the Advisor in managing the New Fund and other clients. The Independent Trustees have reviewed at the August Meeting and/or prior meetings information concerning the Advisor’s soft dollar arrangements, including its policies for allocating brokerage in exchange for brokerage and research services. In light of their experience, the Independent Trustees are familiar with the Advisor’s soft dollar arrangements and recognize that the Advisor’s profitability may be lower if the Advisor was required to pay for this research with its own revenue.

G. Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Independent Trustees concluded that the terms of the New Fund Advisory Agreement were fair and reasonable, that the Advisor’s fees are reasonable in light of the services expected to be provided to the New Fund, and that the New Fund Advisory Agreement should be approved.

Wasatch Funds	MARCH 31, 2025

Service Providers

Investment Advisor

Wasatch Advisors LP d/b/a Wasatch Global Investors

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

Sub-Advisor for the Wasatch-Hoisington

U.S. Treasury Fund

Hoisington Investment Management Co. (HIMCo)

6836 Bee Caves Road

Building 2, Suite 100

Austin, TX 78746

Administrator and Fund Accountant

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Transfer Agent

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Legal Counsel to Wasatch Funds and

Independent Trustees

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

Contact Wasatch

ONLINE

wasatchglobal.com

or via email

shareholderservice@wasatchfunds.com

TELEPHONE

800.551.1700

M – F, 7:00 a.m. to 7:00 p.m. Central Time

Automated Line, 24 Hours

MAIL

Regular Mail Delivery

Wasatch Funds

P.O. Box 2172

Milwaukee, WI 53201-2172

Overnight Delivery

Wasatch Funds

235 West Galena Street

Milwaukee, WI 53212

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not required.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Eric S. Bergeson Eric S. Bergeson President (principal executive officer) of Wasatch Funds Trust

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric S. Bergeson Eric S. Bergeson President (principal executive officer) of Wasatch Funds Trust

Date:	June 5, 2025

By:	/s/ Kara Becker Kara Becker Treasurer (principal financial officer) of Wasatch Funds Trust

Date:	June 5, 2025